             As filed with the Securities and Exchange Commission
                               on March 11, 1999
                     Registration No. 333-_____; 811-_____

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                      ----------------------------------
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]
Pre-Effective Amendment No. ___                                      [_]
Post-Effective Amendment No. ___                                     [_]

                                      And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]
Amendment No. ___                                                    [_]

                          _________________________

                            WELLS FARGO FUNDS TRUST
              (Exact Name of Registrant as specified in Charter)
                               111 Center Street
                         Little Rock, Arkansas  72201
         (Address of Principal Executive Offices, including Zip Code)

                          _________________________

      Registrant's Telephone Number, including Area Code:  (800) 643-9691
                             Richard H. Blank, Jr.
                               c/o Stephens Inc.
                               111 Center Street
                         Little Rock, Arkansas  72201
                    (Name and Address of Agent for Service)
                                With a copy to:
                            Robert M. Kurucza, Esq.
                            Marco E. Adelfio, Esq.
                            Morrison & Foerster LLP
                         2000 Pennsylvania Ave., N.W.
                            Washington, D.C. 20006


It is proposed that this filing will become effective (check appropriate box):

[_]  Immediately upon filing pursuant to Rule 485(b), or

[_]  on _________ pursuant to Rule 485(b)

[_]  60 days after filing pursuant to Rule 485(a)(1), or

[_]  on _________ pursuant to Rule 485(a)(1)

[_]  75 days after filing pursuant to Rule 485(a)(2), or

[_]  on ___________pursuant to Rule 485(a)(2)

If appropriate, check  the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Regulation 270.24f-2 under the Investment Company Act of 1940, the Registrant hereby elects to register an indefinite number of units of its beneficial interests.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                            WELLS FARGO FUNDS TRUST
                            -----------------------
                             Cross Reference Sheet
                             ---------------------


Form N-1A Item Number
---------------------

Part A          Prospectus Captions
------          -------------------

1               Front and Back Cover Pages
2               Objectives and Principal Strategies
                Important Risks
3               Summary of Expenses
4               See Individual Fund Summaries
                Objectives and Principal Strategies
                Important Risk Factors
                General Investment Risks
5               Not Applicable
6               Organization and Management of the Funds
7               Your Account
                How to Buy Shares
                Selling Shares
8               A Choice of Share Classes
                Reduced Sales Charges
                Exchanges
                Distribution Plan
9               See Individual Fund Summaries

Part B          Statement of Additional Information Captions
------          --------------------------------------------

10              Cover Page and Table of Contents
11              Historical Fund Information
12              Investment Restrictions
                Additional Permitted Investment Policies
                Risk Factors
13              Management
14              Capital Stock
15              Management
16              Portfolio Transactions
17              Capital Stock
18              Determination of Net Asset Value
                Additional Purchase and Redemption Information
19              Federal Income Taxes
20              Management
21              Performance Calculations
22              Financial Information

Part C          Other Information
------          -----------------

23-30 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

                                  May 25, 1999


FRONT COVER

             WELLS FARGO FUNDS TRUST
             PROSPECTUS


Asset Allocation Fund        Please read this prospectus and keep it for
Growth Fund                  future reference.  It is designed to provide you
Income Equity Fund           with important information and to help you
Small Cap Fund               decide if a Fund's goals match your own.

Income Fund                  THESE SECURITIES HAVE NOT BEEN APPROVED
Intermediate Government      OR DISAPPROVED BY THE SECURITIES AND
   Income Fund               EXCHANGE COMMISSION ("SEC") NOR HAS THE
Short-Intermediate           SEC PASSED UPON THE ACCURACY OR ADEQUACY
   U.S. Government           OF THIS PROSPECTUS.  ANY REPRESENTATION TO
   Income Fund               THE CONTRARY IS A CRIMINAL OFFENSE.
Tax-Free Income Fund


Money Market Fund            FUND SHARES ARE NOT DEPOSITS OF WELLS FARGO
Municipal Money Market       BANK, N.A. ("WELLS FARGO BANK") OR ANY OF ITS
   Fund                      AFFILIATES.  FUND SHARES ARE NOT INSURED OR
U.S. Government Money        GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
   Market Fund               CORPORATION ("FDIC") OR ANY OTHER GOVERNMENT
                             AGENCY.  AN INVESTMENT IN A FUND INVOLVES
Class A, Class B and         CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF
   Class C                   PRINCIPAL.

                              INSIDE FRONT COVER

                               TABLE OF CONTENTS

OVERVIEW                              OBJECTIVES AND PRINCIPAL STRATEGIES
                                      IMPORTANT RISKS
This section contains important
summary information about the         PERFORMANCE HISTORY
Funds.                                SUMMARY OF EXPENSES

--------------------------------------------------------------------------------
THE FUNDS                             ASSET ALLOCATION FUND
                                      GROWTH FUND
This section contains important       INCOME EQUITY FUND
information about the individual      SMALL CAP FUND
Funds.
                                      INCOME FUND
                                      INTERMEDIATE GOVERNMENT INCOME FUND
                                      SHORT-INTERMEDIATE U.S. GOVERNMENT
                                         INCOME FUND
                                      TAX-FREE INCOME FUND

                                      MONEY MARKET FUND
                                      MUNICIPAL MONEY MARKET FUND
                                      U.S. GOVERNMENT FUND

                                      GENERAL INVESTMENT RISKS
                                      ORGANIZATION AND MANAGEMENT OF
                                         THE FUNDS

--------------------------------------------------------------------------------
YOUR INVESTMENT                       A CHOICE OF SHARE CLASSES
                                      REDUCED SALES CHARGES
Turn to this section for              EXCHANGES
information on your investments       YOUR ACCOUNT
including how to buy and sell         HOW TO BUY SHARES
Fund shares.                          SELLING SHARES

                                      ADDITIONAL SERVICES AND
                                         OTHER INFORMATION
                                      TABLE OF PREDECESSORS

--------------------------------------------------------------------------------
                                   GLOSSARY

                          WELLS FARGO FUNDS OVERVIEW

FUND                   OBJECTIVE                                  PRINCIPAL STRATEGY
------------------------------------------------------------------------------------------------------------------------
EQUITY AND ALLOCATION FUNDS
------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION       Seeks long-term total return,              We allocate and reallocate assets among common
 FUND                  consistent with reasonable risk.           stocks, U.S. Treasury bonds and money market
                                                                  instruments. We invest in asset classes that we
                                                                  believe are under-valued in order to achieve
                                                                  better long-term, risk-adjusted returns.
------------------------------------------------------------------------------------------------------------------------

GROWTH FUND            Seeks long-term capital appreciation.      We invest in equity securities of domestic and
                                                                  foreign companies whose market capitalization
                                                                  falls within the range of the Russell 1000 Index,
                                                                  which is considered a mid- to large-capitalization
                                                                  index. We buy stocks of companies that have a
                                                                  strong earnings growth trend and above-average
                                                                  prospects for future growth, or that we believe
                                                                  are undervalued.
------------------------------------------------------------------------------------------------------------------------

INCOME EQUITY          Seeks long-term capital appreciation       We invest in the common stocks of large, high
 FUND                  and above-average dividend income.         quality domestic companies with above-average
                                                                  return potential and above-average dividend
                                                                  income. We consider "large" companies to be those
                                                                  whose market capitalization is greater than the
                                                                  median of the companies in the Russell 1000 Index,
                                                                  which is considered a mid- to large-capitalization
                                                                  index.
---------------------------------------------------------------------------------------------------------------------

SMALL CAP FUND         Seeks long-term capital appreciation.      We invest in equity securities of domestic and
                                                                  foreign companies whose market capitalization
                                                                  falls within the range of the Russell 2000 Index,
                                                                  which is considered a small capitalization index.
                                                                  We buy stocks that we believe have above-average
                                                                  prospects for capital growth, or that may be
                                                                  involved in new or innovative products, services
                                                                  and processes.
---------------------------------------------------------------------------------------------------------------------

                          WELLS FARGO FUNDS OVERVIEW

FUND                   OBJECTIVE                                      PRINCIPAL STRATEGY
------------------------------------------------------------------------------------------------------------------------------
TAXABLE INCOME FUNDS
------------------------------------------------------------------------------------------------------------------------------
INCOME FUND            Seeks current income and total return.         We invest in corporate, mortgage-backed, asset-backed,
                                                                      and U.S. Government debt securities primarily of
                                                                      investment-grade quality or better. We maintain the
                                                                      average dollar-weighted maturity of the portfolio
                                                                      between 3 and 15 years, and apply fundamental
                                                                      economic, credit and market analysis to increase
                                                                      portfolio performance.

------------------------------------------------------------------------------------------------------------------------------

INTERMEDIATE           Seeks current income, consistent with          We invest in investment-grade, intermediate-term (3-10
  GOVERNMENT           safety of principal.                           years) U.S. Government securities, and also in certain
  INCOME FUND                                                         debt securities that are not U.S. Government
                                                                      securities. We invest up to 50% of our assets in
                                                                      mortgage-backed securities, and up to 25% of our
                                                                      assets in other asset-backed securities.

------------------------------------------------------------------------------------------------------------------------------

SHORT-INTERMEDIATE     Seeks current income and safety of             We invest in investment-grade, short-term (1-5 years)
  U.S. GOVERNMENT      capital.                                       U.S. Government securities.
  INCOME FUND

------------------------------------------------------------------------------------------------------------------------------
TAX-FREE INCOME FUNDS
------------------------------------------------------------------------------------------------------------------------------

TAX-FREE INCOME        Seeks current income exempt from               We invest in investment-grade municipal securities
  FUND                 federal income taxes.                          with average maturities of 10-20 years and with
                                                                      interest that is exempt from federal income taxes,
                                                                      though some of our holdings may be subject to the
                                                                      alternative minimum tax ("AMT").
------------------------------------------------------------------------------------------------------------------------------

                          WELLS FARGO FUNDS OVERVIEW

FUND                   OBJECTIVE                                   PRINCIPAL STRATEGY
---------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
MONEY MARKET           Seeks high current income, while            We invest in high-quality, short-term money market
  FUND                 preserving capital and liquidity.           instruments.

---------------------------------------------------------------------------------------------------------------------------

MUNICIPAL MONEY        Seeks high current income exempt            We invest in high-quality, short-term federally
  MARKET FUND          from federal income taxes, while            tax-exempt instruments, whose income may be
                       preserving capital and liquidity.           subject to the federal AMT. We may invest up to
                                                                   35% of the Fund's assets in issuers in a single
                                                                   state.

---------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT        Seeks high current income, while            We invest in high-quality, short-term U.S.
  MONEY MARKET         preserving capital and liquidity.           Government obligations and in repurchase
  FUND                                                             agreements collateralized by such obligations.

---------------------------------------------------------------------------------------------------------------------------

IMPORTANT RISKS
This section summarizes important risks that are common to all of the Funds described in this Prospectus, and important risks that relate specifically to particular Funds. Both are important to your investment choice. Additional information about these and other risks is included in the individual Fund Descriptions later in this Prospectus and under General Investment Risks beginning on page __. An investment in a Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

--------------------------------------------------------------------------------
COMMON RISKS FOR THE FUNDS
--------------------------------------------------------------------------------

EQUITY SECURITIES. The equity and allocation funds invest in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stock and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. As of the date of this Prospectus, the equity markets, as measured by the S&P 500 Index and other commonly used indexes, are trading at or close to record levels. There can be no guarantee that these levels will continue. The Funds that invest in smaller companies, in foreign companies (including investments made through American Depositary Receipts and similar instruments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. A Fund's investments in foreign companies and emerging markets are also subject to special risks associated with international investing, including currency, political, regulatory and diplomatic risks.

DEBT SECURITIES. The Asset Allocation Fund, the income funds and the money market funds invest in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund's investments, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in a Fund, unless the securities have adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, and affect their value and the return on your investment. The equity funds may invest some of their assets in debt securities.

--------------------------------------------------------------------------------
FUND                   SPECIFIC RISKS
--------------------------------------------------------------------------------

EQUITY AND
ALLOCATION
FUNDS
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND  This Fund uses an investment model that seeks undervalued asset classes. There is no guarantee that the model will make accurate determinations or that an asset class we believe is undervalued will perform as expected.
--------------------------------------------------------------------------------

GROWTH FUND            This Fund is primarily subject to the equity securities
                       risks described in the Common Risks section, above.
--------------------------------------------------------------------------------

INCOME EQUITY FUND     Stocks selected for their high dividend income may be
                       more sensitive to interest rate changes than other
                       stocks. This Fund is primarily subject to the equity
                       securities risks described in the Common Risks section,
                       above.
--------------------------------------------------------------------------------

SMALL CAP FUND         This Fund may invest in companies that pay low or no
                       dividends, have smaller market capitalizations, have less
                       market liquidity, have no or relatively short operating
                       histories, or are newly public companies.  Some of these
                       companies have aggressive capital structures, including
                       high debt levels, or are involved in rapidly growing or
                       changing industries and/or new technologies. Because the
                       Fund may invest in such aggressive securities, share
                       prices may rise and fall more than the share prices of
                       other funds. In addition, our active trading investment
                       strategy may result in a higher-than-average portfolio
                       turnover ratio, increased trading expenses, and higher
                       short-term capital gains.
--------------------------------------------------------------------------------
INCOME FUNDS
--------------------------------------------------------------------------------

INCOME FUND            This Fund is primarily subject to the debt securities
                       risks described in the Common Risks section above.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INTERMEDIATE                  The U.S. Government does not guarantee the market
  GOVERNMENT                  value or current yield of its obligations. Not all
  INCOME FUND                 U.S. Government obligations are backed by the full
                              faith and credit of the U.S. Government.

--------------------------------------------------------------------------------

SHORT-INTERMEDIATE            The U.S. Government does not guarantee the market
  U.S. GOVERNMENT             value or current yield of its obligations. Not all
  INCOME FUND                 U.S. Government obligations are backed by the full
                              faith and credit of the U.S. Government.

--------------------------------------------------------------------------------

TAX-FREE INCOME               Some of this Fund's investments are subject to
  FUND                        federal income and AMT taxes, so you may incur a
                              tax liability on an investment in this Fund.
                              Municipal obligations backed by tax revenues of the issuer's jurisdiction could be adversely affected if the issuer cannot raise adequate revenues to meet its obligations.

--------------------------------------------------------------------------------

MONEY MARKET
   FUNDS
--------------------------------------------------------------------------------

MONEY MARKET FUND             Although each of these Funds seeks to maintain a
                              stable net asset value of $1.00 per share, there is no assurance it will be able to do so.

MUNICIPAL MONEY
   MARKET FUND

U.S. GOVERNMENT
   FUND

--------------------------------------------------------------------------------

SUMMARY OF EXPENSES

SHAREHOLDER TRANSACTION EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. Amounts are expressed as a % of the initial purchase amount.

--------------------------------------------------------------------------------------------------
                               Equity and
                               Allocation   Income        Money
                               Funds        Funds         Market Funds  All Funds    All Funds
                               -------------------------------------------------------------------
                               Class A      Class A       Class A       Class B/1/   Class C
--------------------------------------------------------------------------------------------------
Minimum sales charge
   imposed on purchases        5.75%        4.50%         None          None         None
--------------------------------------------------------------------------------------------------
Maximum deferred sales charge  None         None          None          5.00%        1.00%
--------------------------------------------------------------------------------------------------
Maximum sales charge
   imposed on reinvested
dividends                      None         None          None          None         None
--------------------------------------------------------------------------------------------------
Redemption Fee                 None         None          None          None         None
--------------------------------------------------------------------------------------------------
Exchange Fee                   None         None          None          None         None
--------------------------------------------------------------------------------------------------
Maximum Account Fee            None         None          None          None         None
--------------------------------------------------------------------------------------------------

/1/ If you exchange Class B shares of a Fund for Money Market Fund Class B shares, and then redeem your Money Market Fund shares, you will be assessed the CDSC applicable to the exchanged shares. Exchange privileges are not available, and CDSCs do not apply, to Money Market Fund Class B shareholders in certain accounts.

ANNUAL FUND OPERATING EXPENSES (% OF AVERAGE NET ASSETS)

----------------------------------------------------------------------------------------------------------
EQUITY AND
   ALLOCATION FUNDS       Asset Allocation Fund     Growth Fund   Income Equity Fund    Small Cap Fund
----------------------------------------------------------------------------------------------------------
                           Class  Class  Class     Class  Class  Class  Class  Class  Class  Class  Class
                             A      B     C           A      B     A      B      C      A      B      C
----------------------------------------------------------------------------------------------------------
Investment Advisory
Fee                        .80     .80   .80        .75    .75    .75   .75    .75     .90    .90    .90
----------------------------------------------------------------------------------------------------------
Distribution Fee           .00     .75   .75        .00    .75    .00   .75    .75     .00    .75    .75
----------------------------------------------------------------------------------------------------------
Other Expenses             .53     .53   .53        .53    .53    .53   .53    .53     .53    .53    .53
----------------------------------------------------------------------------------------------------------
TOTAL ANNUAL              1.33    2.08  2.08       1.28   2.03   1.28  2.03   2.03    1.43   2.18   2.18
   OPERATING
   EXPENSES
----------------------------------------------------------------------------------------------------------

/1/ The actual expenses incurred by the Funds will be lower than the contract amounts shown above as a result of voluntary fee waivers. The Funds' actual expenses after waivers are currently as follows: (Investment Advisory Fee/Distribution Fee/Other Expenses/Total): Asset Allocation Fund (Class A:
    __%/__%/__%/__%) (Class B: __%/__%/__%/__%) (Class C: __%/__%/__%/__%),
    Growth Fund (Class A: __%/__%/__%/__%) (Class B: __%/__%/__%/__%) (Class C:
    __%/__%/__%/__%), Income Equity Fund (Class A: __%/__%/__%/__%) (Class B:
    __%/__%/__%/__%) (Class C: __%/__%/__%/__%), and Small Cap Fund (Class A:
    __%/__%/__%/__%) (Class B: __%/__%/__%/__%) (Class C: __%/__%/__%/__%). Fee
    waivers are voluntary and may be discontinued or modified at any time.

----------------------------------------------------------------------------------------------------
                                                                 Short-Int.
                                            Intermediate Govt.   U.S. Govt.
INCOME FUNDS                  Income Fund      Income Fund       Inc. Fund     Tax-Free Income Fund
----------------------------------------------------------------------------------------------------
                              Class  Class  Class   Class Class  Class  Class Class  Class  Class
                                A      B      A      B      C      A     B      A      B      C
----------------------------------------------------------------------------------------------------
Investment Advisory Fee         .50    .50    .50   .50     .50    .50   .50   .40    .40    .40
----------------------------------------------------------------------------------------------------
Distribution Fee                .00    .75    .00   .75     .75    .00   .75   .00    .75    .75
----------------------------------------------------------------------------------------------------
Other Expenses                  .53    .53    .53   .53     .53    .53   .53   .63    .63    .63
----------------------------------------------------------------------------------------------------
TOTAL ANNUAL                   1.03   1.78   1.03  1.78    1.78   1.03  1.78  1.03   1.78   1.78
   OPERATING EXPENSES1
----------------------------------------------------------------------------------------------------

/1/ The actual expenses incurred by the Funds will be lower than the contract amounts shown above as a result of voluntary fee waivers. The Funds' actual expenses after waivers are currently as follows: (Investment Advisory Fee/Distribution Fee/Other Expenses/Total): Income Fund (Class A:
    __%/__%/__%/__%) (Class B: __%/__%/__%/__%), Intermediate Government Income
    Fund (Class A: __%/__%/__%/__%) (Class B: __%/__%/__%/__%) (Class C:
    __%/__%/__%/__%), Short-Intermediate U.S. Government Income Fund (Class A:
    __%/__%/__%/__%) (Class B: __%/__%/__%/__%), and Tax-Free Income Fund (Class
    A: __%/__%/__%/__%) (Class B: __%/__%/__%/__%) (Class C: __%/__%/__%/__%).
    Fee waivers are voluntary and may be discontinued or modified at any time.


--------------------------------------------------------------------------------------------------
                                                                 Municipal          U.S. Government
MONEY MARKET FUNDS                   Money Market Fund        Money Market Fund            Fund
--------------------------------------------------------------------------------------------------
                                  Class A        Class B          Class A           Class A
--------------------------------------------------------------------------------------------------
Investment Advisory Fee              .40             .40            .25               .35
--------------------------------------------------------------------------------------------------
Distribution Fee                     .00             .75            .00               .00
--------------------------------------------------------------------------------------------------
Other Expenses                       .53             .53            .53               .53
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL                         .93            1.68            .78               .88
   OPERATING EXPENSES/1/
--------------------------------------------------------------------------------------------------

/1/ The actual expenses incurred by the Funds will be lower than the contract amounts shown above as a result of voluntary fee waivers. The Funds' actual expenses after waivers are currently as follows: (Investment Advisory Fee/Distribution Fee/Other Expenses/Total): Money Market Fund (Class A:
    __%/__%/__%/__%) (Class B: __%/__%/__%/__%), Municipal Money Market Fund
    (Class A: __%/__%/__%/__%), and U.S. Government Fund (Class A:
    __%/__%/__%/__%). Fee waivers are voluntary and may be discontinued or modified at any time.

EXAMPLE OF EXPENSES
These examples assume a fixed rate of return and that Fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

YOU WOULD PAY THE FOLLOWING EXPENSES ON A $10,000 INVESTMENT ASSUMING A 5% ANNUAL RETURN AND THAT YOU REDEEM YOUR SHARES AT THE END OF EACH PERIOD:

-----------------------------------------------------------------------------------------------------------
EQUITY AND
   ALLOCATION  FUNDS     Asset Allocation Fund     Growth Fund   Income Equity Fund     Small Cap Fund
-----------------------------------------------------------------------------------------------------------
                          Class  Class  Class    Class   Class   Class  Class  Class   Class  Class  Class
                            A      B     C         A      B        A      B     C        A      B      C
-----------------------------------------------------------------------------------------------------------
1 YEAR
-----------------------------------------------------------------------------------------------------------
3 YEARS
-----------------------------------------------------------------------------------------------------------
5 YEARS
-----------------------------------------------------------------------------------------------------------
10 YEARS
-----------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                                 Short-Int.
                                            Intermediate Govt.   U.S. Govt.
INCOME FUNDS                  Income Fund       Income Fund       Inc. Fund     Tax-Free Income Fund
-------------------------------------------------------------------------------------------------------
                              Class  Class  Class   Class Class  Class  Class    Class  Class  Class
                                A      B      A      B      C      A     B         A      B      C
-------------------------------------------------------------------------------------------------------
1 YEAR
-------------------------------------------------------------------------------------------------------
3 YEARS
-------------------------------------------------------------------------------------------------------
5 YEARS
-------------------------------------------------------------------------------------------------------
10 YEARS
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
                                                                 Municipal
MONEY MARKET FUNDS                   Money Market Fund         Money Market Fund   U.S. Government Fund
-------------------------------------------------------------------------------------------------------
                                  Class A        Class B          Class A              Class A
-------------------------------------------------------------------------------------------------------
1 YEAR
-------------------------------------------------------------------------------------------------------
3 YEARS
-------------------------------------------------------------------------------------------------------
5 YEARS
-------------------------------------------------------------------------------------------------------
10 YEARS
-------------------------------------------------------------------------------------------------------

YOU WOULD PAY THE FOLLOWING EXPENSES ON A $10,000 INVESTMENT ASSUMING A 5% ANNUAL RETURN AND THAT YOU DO NOT REDEEM YOUR SHARES AT THE END OF THE PERIODS
SHOWN:

--------------------------------------------------------------------------------------------------------
EQUITY AND
   ALLOCATION FUNDS      Asset Allocation Fund   Growth Fund   Income Equity Fund    Small Cap Fund
--------------------------------------------------------------------------------------------------------
                        Class  Class  Class    Class   Class   Class  Class  Class  Class  Class  Class
                          A      B     C         A      B        A      B     C       A      B      C
--------------------------------------------------------------------------------------------------------
1 YEAR
--------------------------------------------------------------------------------------------------------
3 YEARS
--------------------------------------------------------------------------------------------------------
5 YEARS
--------------------------------------------------------------------------------------------------------
10 YEARS
--------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                                                 Short-Int.
                                            Intermediate Govt.   U.S. Govt.
INCOME FUNDS                  Income Fund       Income Fund       Inc. Fund     Tax-Free Income Fund
----------------------------------------------------------------------------------------------------
                              Class  Class  Class   Class Class  Class  Class Class  Class  Class
                                A      B      A      B      C      A     B      A      B      C
-----------------------------------------------------------------------------------------------------
1 YEAR
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5 YEARS
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10 YEARS
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

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                                                                 Municipal
MONEY MARKET FUNDS                   Money Market Fund         Money Market Fund      U.S. Government Fund
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                                    Class A        Class B          Class A                Class A
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
1 YEAR
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3 YEARS
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5 YEARS
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10 YEARS
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

The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

Important information you should look for:

Investment Objective and Investment Policies
What is the Fund trying to achieve? How do we intend to invest your money? What makes a Fund different from the other Funds offered in this Prospectus?

Permitted Investments
A summary of the Fund's key permitted investments and practices.

Important Risk Factors
What are key risk factors for the Fund? They include the factors described in "General Investment Risks" together with any special risk factors for each Fund.

WORDS APPEARING IN ITALICIZED PRINT AND HIGHLIGHTED IN COLOR ARE DEFINED IN THE GLOSSARY.

ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE
The Asset Allocation Fund seeks long-term total return, consistent with reasonable risk.

INVESTMENT POLICIES
We allocate and reallocate assets among common stocks, U.S. Treasury Bonds and money market instruments. This strategy is based on the premise that asset classes are at times undervalued or overvalued in comparison to one another and that investing in undervalued asset classes offers better long-term, risk-adjusted returns.

PERMITTED INVESTMENTS
The asset classes we invest in are:

 .    Stock Investments -- We invest in common stocks representative of the S&P
     500 Index. We do not individually select common stocks on the basis of traditional investment analysis. Instead, stock investments are made according to a weighted formula intended to match the total return of the S&P 500 Index as closely as possible;

 .    Bond Investments -- We invest in U.S. Treasury Bonds representative of the
     Lehman Brothers 20+ Bond Index. Bonds in this Index have remaining maturities of twenty years or more; and

 .    Money Market Investments -- We invest this portion of the Fund in high-
     quality money market instruments, including U.S. Government obligations, obligations of foreign and domestic banks, short-term corporate debt instruments and repurchase agreements.

In addition, under normal market conditions, we may invest:

 .    In call and put options on stock indexes, stock index futures, options on stock index futures, and interest rate futures contracts as a substitute for a comparable market position in stocks or bonds;

 .    In interest rate and index swaps; and

 .    Up to 25% of total assets in foreign obligations qualifying as money market investments.

We manage the allocation of investments in the Fund's portfolio assuming a "normal" allocation of 60% stocks and 40% bonds. This is not a "target" allocation but rather is a design feature that is intended to set a level of risk tolerance for the Fund.

We are not required to keep a minimum investment in any of the three asset classes described above, nor are we prohibited from investing substantially all of our assets in a single class. The allocation may shift at any time.

IMPORTANT RISK FACTORS
Foreign obligations may entail additional risks, such as currency, political, regulatory and diplomatic risks, which are described in more detail in the General Investment Risks section below. The value of investments in options on stock indexes and stock index futures is affected by price movements for the stocks in a particular index, rather than price movements for an individual security.

You should consider the Common Risks on page __, the General Investment Risks beginning on page __ and the specific risks listed here. They are all important to your investment choice.

GROWTH FUND

INVESTMENT OBJECTIVE
The Growth Fund seeks long-term capital appreciation.

INVESTMENT POLICIES
We seek long-term capital appreciation by investing primarily in common stocks and other equity securities and we look for companies that have a strong earnings growth trend that we believe have above-average prospects for future growth.

PERMITTED INVESTMENTS
Under normal market conditions, we invest:

 .    at least 65% of our total assets in equity securities, including common and preferred stocks, and securities convertible into common stocks;

 .    the majority of our total assets in issues of companies with market capitalization that falls within the range of the Russell 1000 Index (As of [MARCH 31, 1999,] this range was from [$____ MILLION TO $____ BILLION.] The range is expected to change frequently.);

 .    up to 25% of our total assets in foreign companies through American
     Depositary Receipts and similar instruments; and

 .    up to 15% of our total assets in emerging markets.

IMPORTANT RISK FACTORS
This Fund is primarily subject to the equity market risks described in the Common Risks section.

You should consider the Common Risks on page ___, and the General Investment Risks beginning on page ___. They are all important to your investment choice.

PORTFOLIO MANAGER
 .    KELLI HILL
     PRINCIPAL - CORE EQUITY TEAM LEADER
     Will manage the Growth Fund upon inception, and has been with Wells Fargo/Wells Capital Management ("WCM") since 1987. Ms. Hill is the Core Equity Team Leader, providing portfolio management and fundamental security analysis for the team. She has over twelve years of equity investment management experience.

INCOME EQUITY FUND

INVESTMENT OBJECTIVE
The Income Equity Fund seeks long-term capital appreciation and above-average dividend income.

INVESTMENT POLICIES
We invest primarily in the common stock of large, high-quality domestic companies that have above-average return potential based on current market valuations. We primarily emphasize investments in securities of companies with above-average dividend income. We use various valuation measures when selecting securities for the portfolio, including above-average dividend yields and below industry average price-to-earnings, price-to-book and price-to-sales ratios. We consider large companies to be those whose market capitalization is greater than the median of the Russell 1000 Index.

PERMITTED INVESTMENTS
Under normal market conditions, we invest:

 .    at least 65% of our total assets in equity securities; and

 .    in issues of companies with market capitalization greater than the median of the Russell 1000 Index (as of March 31, 1999, this median was [$____ BILLION;] the range is expected to change frequently).

We may invest in preferred stocks, convertible securities, and securities of foreign companies. We will normally limit our investment in a single issuer to 10% or less of our total assets.

IMPORTANT RISK FACTORS
Stocks selected for their high dividend yields may be more sensitive to interest rate changes than other stocks.

You should consider the Common Risks on page ___, the General Investment Risks beginning on page ___ and the specific risks listed here. They are all important to your investment choice.

CORE/GATEWAY ARRANGEMENT
The Income Equity Fund is a "gateway" fund in a "core/gateway" arrangement. In this arrangement, a "gateway" fund invests all of its assets in a "core" portfolio that has a substantially identical investment objective and substantially similar policies as the gateway fund. Gateway funds investing in the same core portfolio can enhance their investment opportunities and reduce their expense ratios through sharing the costs of managing a large pool of assets. References to the investment activities of the Income Equity Fund also refer to the core portfolio.

PORTFOLIO MANAGERS
 .    DAVID L. ROBERTS, CFA
     Will manage the Income Equity Fund upon inception. Mr. Roberts joins WCM from Norwest Investment Management, Inc. ("NIM") where he had managed portfolios for NIM or its affiliates since 1972. He has over twenty-six years of investment management experience.

 .    GARY J. DUNN, CFA
     Will co-manage the Income Equity Fund upon inception. Mr. Dunn joins WCM from NIM, where he had managed portfolios for NIM or its affiliates since 1979. He has approximately twenty years of investment management experience.

SMALL CAP FUND

INVESTMENT OBJECTIVE
The Small Cap Fund seeks long-term capital appreciation.

INVESTMENT POLICIES
We actively manage a diversified portfolio of common stocks issued by companies whose market capitalization falls within the range of the Russell 2000 Index. As of March 31, 1999, the range was [$___ MILLION TO $____ BILLION,] but it is expected to change frequently. We will sell the stock of any company whose market capitalization exceeds the range of this index for sixty consecutive days.

We invest in the common stocks of domestic and foreign companies we believe have above-average prospects for capital growth, or that may be involved in new or innovative products, services and processes.

PERMITTED INVESTMENTS
Under normal market conditions, we invest:

 .    in an actively managed, broadly diversified portfolio of growth-oriented common stocks;

 .    in at least 20 common stock issues spread across multiple industry groups and sectors of the economy;

 .    up to 40% of our assets in initial public offerings or recent start-ups and newer issues;

 .    no more than 25% of our assets in foreign companies through American
     Depositary Receipts or similar issues; and

 .    up to 15% of our portfolio in emerging markets.

IMPORTANT RISK FACTORS
This Fund is designed for investors willing to assume above-average risk. We may invest in companies that:

 .    pay low or no dividends;

 .    have smaller market capitalization;

 .    have less market liquidity;

 .    have no or relatively short operating histories, or
     are new public companies or are initial public offerings;

 .    have aggressive capital structures including high
     debt levels; or

 .    are involved in rapidly growing or changing
     industries and/or new technologies.

Because we may invest in such aggressive securities, share prices may rise and fall more than the share prices of other funds. In addition, our active trading investment strategy may result in a higher-than-average portfolio turnover ratio, increased trading expenses, and higher short-term capital gains.

You should consider the Common Risks on page ___, the General Investment Risks beginning on page ___, and the specific risks listed here. They are all important to your investment choice.

PORTFOLIO MANAGERS
 .    KENNETH LEE
     Will manage the Small Cap Fund upon inception, and has been with Wells Fargo/Wells Capital Management since 1993. Mr. Lee has seven years of experience in the investment industry, and has managed equity investment portfolios since 1995.

 .    THOMAS ZEIFANG, CFA
     Will co-manage the Small Cap Fund upon inception, and has been with Wells Fargo/Wells Capital Management since 1995. Mr. Zeifang provided fundamental security analysis for Fleet Investment Advisors for three years prior to joining Wells Fargo. He has over five years of equity investment management experience.

INCOME FUND

INVESTMENT OBJECTIVE
The Income Fund seeks current income and total return.

INVESTMENT POLICIES
We invest in a diversified portfolio of debt and variable-rate debt securities issued by domestic and foreign issuers. We invest in a broad spectrum of U.S. issues, including U.S. Government obligations, mortgage- and other asset-backed securities, and the debt securities of financial institutions, corporations, and others. We attempt to increase the Fund's performance by applying various fixed-income management techniques. We combine these techniques with fundamental economic, credit, and market analysis, while at the same time controlling total return volatility by targeting the Fund's duration within a narrow band (between 70% and 130%) around the duration of the Lipper Corporate A-Rated Debt Average.

PERMITTED INVESTMENTS
Under normal market conditions, we invest:

 .    up to 70% of our total assets in corporate debt securities such as bonds, debentures and notes, and other debt securities that can be converted into or exchanged for common stocks;

 .    at least 30% of our total assets in U.S. Government obligations;

 .    up to 50% of our total assets in mortgage-backed securities and up to 25%
     of our assets in asset-backed securities; and

 .    at least 80% of our total assets in investment-grade securities. The Fund may invest up to 20% of its total assets in below investment-grade securities rated, at the time of purchase, in the fifth highest long-term rating category assigned by an NRSRO or unrated and determined by us to be of comparable quality.

We may also invest in zero coupon securities and enter into dollar roll transactions. We invest primarily in securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 40 years. It is anticipated that the Fund's portfolio will have an average dollar-weighted maturity of between 3 and 15 years.

IMPORTANT RISK FACTORS

Mortgage- and asset-backed securities may not be guaranteed by the U.S. Treasury. Mortgage-backed securities are subject to prepayment risk, which can lower the rate of return on such securities. The Income Fund may invest in lower rated securities, which tend to be more sensitive to economic conditions and involve greater credit risk than higher rated securities.

You should consider the Common Risks on page ___, and the General Investment Risks beginning on page ___. They are all important to your investment choice.

PORTFOLIO MANAGER
 .    MARJORIE H. GRACE, CFA
     Will manage the Income Fund upon inception. Ms. Grace joins WCM from NIM, where she was Director of Taxable Fixed-Income investments. She had managed portfolios for NIM or its affiliates since 1992. She has over eighteen years of investment management experience.

INTERMEDIATE GOVERNMENT INCOME FUND

INVESTMENT OBJECTIVE
The Intermediate Government Income Fund seeks current income, consistent with safety of principal.

INVESTMENT POLICIES
We invest primarily in fixed and variable rate U.S. Government obligations. Under normal circumstances, we intend to invest at least 65% of our total assets in U.S. Government obligations and may invest up to 35% of our total assets in debt securities that are not U.S. Government obligations. We emphasize the use of intermediate maturity securities to reduce interest rate risk and use mortgage-backed securities to enhance yield.

PERMITTED INVESTMENTS
Under normal market conditions, we invest:

 .    at least 65% of our total assets in U.S. Government obligations;

 .    up to 50% of our total assets in mortgage-backed securities, and up to 25%
     of our total assets in asset-backed securities; and

 .    up to 10% of our total assets in zero coupon securities.

As part of our mortgage-backed securities investments, we may enter into dollar rolls. We may not invest more than 25% of our total assets in securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury.

We will purchase only securities that are rated, at the time of purchase, within the two highest rating categories assigned by an NRRO or, if unrated, are determined by us to be of comparable quality.

We may use options, swap agreements, interest rate caps, floors and collars, and futures contracts to manage risk. We also may use options to enhance return.

IMPORTANT RISK FACTORS

Mortgage- and asset-baked securities may not be guaranteed by the U.S. Treasury. Mortgage-backed securities are subject to prepayment risk, which can reduce the rate of return on such securities.

You should consider the Common Risks on page ___, the General Investment Risks beginning on page ___, and the specific risks listed here. They are all important to your investment choice.

PORTFOLIO MANAGERS
 .    MARJORIE H. GRACE, CFA
     Will manage the Intermediate Government Income Fund upon inception. Ms. Grace joins WCM from NIM, where she was Director of Taxable Fixed-Income investments. She had managed portfolios for NIM or its affiliates since 1992. She has over eighteen years of investment management experience.

SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND

INVESTMENT OBJECTIVE
The Short-Intermediate U.S. Government Income Fund seeks current income, while preserving capital.

INVESTMENT POLICIES
We seek current income by actively managing a diversified portfolio consisting primarily of short- to intermediate-term U.S. Government obligations. We may invest in securities of any maturity. Under ordinary circumstances, we expect to maintain a dollar-weighted average maturity of between 2 and 5 years. We seek to preserve capital by shortening average maturity when we expect interest rates to increase and to increase total return by lengthening maturity when we expect interest rates to fall.

PERMITTED INVESTMENTS
Under normal market conditions, we invest:

 .    at least 65% of our total assets in U.S. Government obligations or repurchase agreements collateralized by U.S. Government obligations;

 .    in investment grade corporate debt securities including asset-backed securities;

 .    no more than 5% of our total assets in securities downgraded below investment-grade after we acquired them;

 .    up to 25% of assets in dollar-denominated debt of U.S. branches of foreign banks or foreign branches of U.S. banks; and

 .    in stripped Treasury securities, adjustable-rate mortgage securities, and adjustable portions of collateralized mortgage obligations.

IMPORTANT RISK FACTORS

Mortgage- and asset-baked securities may not be guaranteed by the U.S. Treasury. Mortgage-backed securities are subject to prepayment risk, which can reduce the rate of return on such securities.

Stripped Treasury securities have greater interest rate risk than traditional government securities with identical credit ratings and like maturities.

You should consider the Common Risks on page ___, the General Investment Risks beginning on page ___, and the specific risks listed above. They are all important to your investment choice.

PORTFOLIO MANAGERS
 .    PAUL C. SINGLE
     PRINCIPAL
     Will manage the Short-Intermediate U.S. Government Income Fund upon inception, and has been with Wells Fargo/Wells Capital Management since 1989. Mr. Single has over 16 years of investment management experience.

 .    JACQUELINE A. FLIPPIN
     PRINCIPAL
     Will co-manage the Short-Intermediate U.S. Government Income Fund upon inception, and has been with Wells Fargo/Wells Capital Management since 1998. Before joining the firm, Ms. Flippin was a short-term debt securities trader and portfolio manager for McMorgan & Company since [19__]. Ms. Flippin has over ten years of investment management experience.

TAX-FREE INCOME FUND

INVESTMENT OBJECTIVE
The Tax-Free Income Fund seeks current income exempt from federal income taxes.

INVESTMENT POLICIES
We invest primarily in a portfolio of investment grade municipal securities. We invest at least 80% of our total assets in municipal securities paying interest exempt from federal income taxes, including the federal AMT.

PERMITTED INVESTMENTS
Under normal market conditions, we invest:

 .    at least 80% of our total assets in municipal obligations that pay interest exempt from federal income tax;

 .    up to 20% of our total assets in securities subject to the federal AMT; and

 .    in municipal obligations rated in the four highest credit categories by nationally recognized rating organizations.

The average dollar-weighted maturity of the Fund's assets normally will be between 10 and 20 years, but may vary depending on market conditions. In general, the longer the maturity of a municipal security, the higher the rate of interest is pays. However, a longer maturity is generally associated with a higher level of volatility in the market value of a security. We emphasize investments in municipal securities with interest income rather than stability of the Fund's net asset value.

IMPORTANT RISK FACTORS

Municipal obligations rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of reduced supply, therefore increasing the cost of such securities and effectively reducing yields to the portfolio.

You should consider the Common Risks on page ___, the General Investment Risks beginning on page ___, and the specific risks listed above. They are all important to your investment choice.

PORTFOLIO MANAGER
 .    WILLIAM T. JACKSON, CFA
     Will manage the Tax-Free Income Fund upon inception. Mr. Jackson joins WCM from NIM, where he was Managing Director of Tax-Exempt Fixed-Income investing. He had managed portfolios for NIM or its affiliates since
     1993. He has over fourteen years of investment management experience.

MONEY MARKET FUND

INVESTMENT OBJECTIVE
The Money Market Fund seeks high current income, while preserving capital and liquidity.

INVESTMENT POLICIES
We actively manage a portfolio of U.S. dollar-denominated high-quality money market instruments, including debt obligations with remaining maturities of 397 days or less. We maintain an overall dollar-weighted average maturity of 90 days or less. We may also make certain other investments including, for example, repurchase agreements.

PERMITTED INVESTMENTS
Under normal market conditions, we invest in:

 .    commercial paper rated at the date of purchase as "P-1" by Moody's or "A-
     1+" or "A-1" by S&P;

 .    negotiable certificates of deposit and banker's acceptances;

 .    repurchase agreements;

 .    U.S. Government obligations;

 .    short-term, U.S. dollar-denominated debt obligations of U.S. branches of foreign banks and foreign branches of U.S. banks;

 .    municipal obligations; and

 .    shares of other money market funds.

IMPORTANT RISK FACTORS

Although we seek to maintain a $1.00 per share net asset value, there is no guarantee that we will be able to do so. Fluctuations in share value may cause a loss or gain in principal. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments.

You should consider the Common Risks on page ___, the General Investment Risks beginning on page ___, and the specific risks listed above. They are all important to your investment choice.

MUNICIPAL MONEY MARKET FUND

INVESTMENT OBJECTIVE
The Municipal Money Market Fund seeks high current income exempt from federal income taxes, while preserving capital and liquidity.

INVESTMENT POLICIES
We invest 100% of our assets in short-term municipal instruments, including leases. These investments may have fixed, variable, or floating rates of interest and may be zero coupon securities. We normally will invest at least 80% of our total assets in federally tax-exempt instruments whose income may be subject to the federal AMT. We may invest up to 20% of our total assets in securities that pay interest income subject to federal income tax.

PERMITTED INVESTMENTS
Under normal market conditions, we invest:

 .    at least 80% of our assets in federally tax-exempt instruments whose income may be subject to the federal AMT; and

 .    up to 35% of our assets in issuers located in a single state.

We may invest more than 25% of our total assets in industrial development bonds and in participation interests in these types of bonds guaranteed by banks and insurance companies.

IMPORTANT RISK FACTORS

Although we seek to maintain a $1.00 per share net asset value, there is no guarantee that we will be able to do so. Fluctuations in share value may cause a loss or gain in principal. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments.

You should consider the Common Risks on page ___, the General Investment Risks beginning on page ___, and the specific risks listed above. They are all important to your investment choice.

U.S. GOVERNMENT MONEY MARKET FUND

INVESTMENT OBJECTIVE
The U.S. Government Money Market Fund seeks high current income, while preserving capital and liquidity.

INVESTMENT POLICIES
We actively manage a portfolio composed principally of U.S. Government obligations, or repurchase agreements collateralized by such obligations. We buy obligations with remaining maturities of 397 days or less. We maintain an overall dollar-weighted average maturity of 90 days or less.

PERMITTED INVESTMENTS
Under normal market conditions, we invest at least 65% of our assets:

 .        in U.S. Government obligations; and
 .        in repurchase agreements collateralized by U.S. Government obligations.

IMPORTANT RISK FACTORS

Although we seek to maintain a $1.00 per share net asset value, there is no guarantee that we will be able to do so. Fluctuations in share value may cause a loss or gain in principal. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments.

You should consider the Common Risks on page ___, the General Investment Risks beginning on page ___, and the specific risks listed above. They are all important to your investment choice.

GENERAL INVESTMENT RISKS

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the Summary of Important Risks on page ___. Other risks of mutual fund investing include the following:

 .    Unlike bank deposits such as CDs or savings accounts, mutual funds are not insured by the FDIC.

 .    We cannot guarantee that we will meet our investment objectives.

 .    We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.

 .    Share prices -- and therefore the value of your investment -- will increase and decrease with changes in the value of the underlying securities and other investments.

 .    Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.

 .    An investment in a single Fund, by itself, does not constitute a complete investment plan.

 .    The Funds may invest a portion of their assets in U.S. Government obligations. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Treasury, and the U.S. Government's guarantee does not extend to the Funds themselves.

 .    The Funds may use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

 .    The Funds may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. This practice is expected to have limited, if any, effect on Fund objectives over the long term.

 .    The Asset Allocation Fund and the taxable income funds invest a portion of their assets in GNMAs, FNMAs and FHLMCs. Each are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. A "pool" or group of such mortgages is assembled and, after being approved by the issuing entity, is offered to investors through securities dealers. Mortgage-backed securities are subject to prepayment risk, which can alter the maturity of the securities and also reduce the rate of return on such investments. Collateralized mortgage obligations ("CMOs") represent principal-only and interest-only portions of such securities that are subject to increased interest-rate and credit risk.

 .    The market value of lower-rated debt securities and unrated securities of comparable quality that the Income Fund may invest in tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-rated securities also tend to be more sensitive to economic conditions than higher-rated securities. These lower-rated debt securities are considered by the rating agencies, on balance, to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. These securities generally involve more credit risk than securities in higher-rating categories. Even securities rate "BBB" by S&P or by Moody's ratings which are considered investment-grade, possess some speculative characteristics.

     Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective.

     What follows is a general list of the types of risks (some of which are described above) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

COUNTER-PARTY RISK -- The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

CREDIT RISK -- The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

CURRENCY RISK-- The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

DIPLOMATIC RISK--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value of liquidity of investments in either country.

EXPERIENCE RISK--The risk presented by a new or innovative security. The risk is that insufficient experience exists to forecast how the security's value might be affected by various economic conditions:

INFORMATION RISK--The risk that information about a security is either unavailable, incomplete or is inaccurate.

INTEREST RATE RISK--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer maturities.

LEVERAGE RISK--The risk that an investment practice, such as lending portfolio securities, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

LIQUIDITY RISK--The risk that a security cannot be sold, or cannot be sold without adversely affecting the price.

MARKET RISK--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities..

POLITICAL RISK--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

PREPAYMENT RISK--The risk that consumers will pre-pay mortgage loans, which can alter the maturity of a mortgage-backed security, increase interest-rate risk, and reduce rates of return.

REGULATORY RISK--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

YEAR 2000 RISK--The Funds' principal service providers have advised the Funds that they are working on the necessary changes to their computer systems to avoid any system failure based on an inability to distinguish the year 2000 from the year 1900, and that they expect their systems to be adapted in time. There can, of course, be no assurance of success. In addition, the companies or entities in which the Funds invest also could be adversely impacted by the Year 2000 issue. The extent of such impact cannot be predicted.

INVESTMENT PRACTICE/RISK
The following table lists some of the additional investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Policies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Policies for each Fund or the Statement of Additional Information for more information on these practices.

THESE INVESTMENT PRACTICES AND RISKS ARE COMMON TO ALL THE FUNDS:

------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                     RISK

------------------------------------------------------------------------------------------------
FLOATING AND VARIABLE RATE DEBT
Instruments with interest rates that are adjusted either                Interest Rate
on a schedule or when an index or benchmark changes.                    Credit Risk
------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A transaction in which the seller of a security agrees to               Credit and
buy back a security at an agreed upon time and price,                   Counter-Party
usually with interest.                                                  Risk
------------------------------------------------------------------------------------------------
OTHER MUTUAL FUNDS
The temporary investment in shares of another mutual                    Market
fund.  A pro rata portion of the other fund's expenses,                 Risk
in addition to the expenses paid by the Funds, will be
borne by Fund shareholders.
------------------------------------------------------------------------------------------------
FOREIGN SECURITIES
Securities issued by a non-U.S. company or debt of a                    Information, Political,
foreign government in the form of an American                           Regulatory, Diplomatic,
Depositary Receipt or similar instrument.                               Liquidity and Currency
                                                                        Risk
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                RISK

------------------------------------------------------------------------------------------------
PRIVATELY ISSUED SECURITIES
Securities that are not publicly traded but which may or           Liquidity Risk
may not be resold in accordance with Rule 144A of the
Securities Act of 1933.
------------------------------------------------------------------------------------------------
LOANS OF PORTFOLIO SECURITIES
The practice of loaning securities to brokers, dealers and         Credit, Counter-Party
financial institutions to increase return on those                 and Leverage Risk
securities.  Loans may be made up to 1940 Act limits
(currently 33 1/3% of total assets).

------------------------------------------------------------------------------------------------
BORROWING POLICIES
The ability to borrow from banks for temporary                     Leverage Risk
purposes to meet shareholder redemptions.
------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES
Liquidity Risk A security that cannot be readily sold,
or cannot be readily sold without negatively affecting its
fair price. Limited to 15% of total assets
(10% for money market funds).
------------------------------------------------------------------------------------------------

THESE INVESTMENT PRACTICES AND RISKS ARE COMMON TO
THE EQUITY AND ALLOCATION FUNDS:

------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                RISK
------------------------------------------------------------------------------------------------
OPTIONS
The right or obligation to receive or deliver a security           Credit, Information
or cash payment depending on the security's price or the           and Liquidity Risk
performance of an index or benchmark.  Types of
options used may include:  options on securities,
options on a stock index, stock index futures and
options on stock index futures to protect liquidity
and portfolio value.
------------------------------------------------------------------------------------------------

THESE INVESTMENT PRACTICES AND RISKS ARE COMMON TO THE INCOME FUNDS:

------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                RISK
------------------------------------------------------------------------------------------------
FORWARDING COMMITMENTS, WHEN-ISSUED SECURITIES
DELAYED DELIVERY TRANSACTIONS                                      Interest Rate,
Securities bought or sold for delivery at a later date or          Leverage, Credit and
bought or sold for a fixed price at a fixed date.                  Experience Risk
------------------------------------------------------------------------------------------------
MORTGAGE- AND ASSET-BACKED SECURITIES
Securities consisting of an undivided fractional                   Interest Rate, Credit,
interests in pools of consumer loans, such as mortgage             Prepayment and
loans, car loans, credit card debt, or receivables held in         Experience Risk
trust.
------------------------------------------------------------------------------------------------
HIGH YIELD SECURITIES
Debt securities of lower quality that produce generally            Interest Rate and
higher rates of return.  These securities tend to be               Credit Risk
more sensitive to economic conditions and during
sustained periods of rising interest rates, may
experience interest and/or principal defaults.
------------------------------------------------------------------------------------------------
STRIPPED OBLIGATIONS
Securities that give ownership to either future                    Interest Rate Risk
payments of interest or a future payment of
principal, but not both.  These securities tend to have
greater interest rate sensitivity than conventional debt
obligations.  Each Fund may invest up to [20%] of
assets in interest-only or principal-only obligations, or
a combination thereof.
------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS
Debt obligations that represent a portion of a larger              Credit Risk
loan made by a bank. Generally sold without guarantee
or recourse, some participations sell at
a discount because of the borrower's credit problems.
Limited to [5%] of total assets.
-------------------------------------------------------------------------------------

ORGANIZATION AND MANAGEMENT OF THE FUNDS

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

ABOUT WELLS FARGO FUNDS TRUST
Wells Fargo Funds Trust (the "Trust") was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc., the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998. Each of the Funds described in this prospectus is intended to succeed to the assets and operations of one or more Stagecoach and/or Norwest Advantage Funds. One of these predecessor funds is expected to be the "accounting survivor," which means that its performance and financial statement history will be assumed by the Wells Fargo Funds Trust Fund. The succession transactions are conditioned on shareholder approval by the shareholders of the various Stagecoach and Norwest Advantage Funds. The Table on page __ identifies the expected accounting survivors.

In the following sections, the percentages shown are the percentages of the average daily net assets of each Fund class paid on an annual basis for the services described.

--------------------------------------------------------------------------------------------------
                                BOARD OF TRUSTEES
--------------------------------------------------------------------------------------------------
                        Supervises the Funds' activities
--------------------------------------------------------------------------------------------------
          INVESTMENT ADVISER                           CUSTODIAN
--------------------------------------------------------------------------------------------------
Wells Fargo Bank, N.A.                            Norwest Bank Minnesota, N.A.
525 Market St., San Francisco, CA                 6th St. & Marquette, Minneapolis, MN
Manages the Funds' investment                     (All Funds except Asset Allocation Fund)
activities
                                                  Barclays Global Investors, N.A.
                                                  45 Fremont St., San Francisco, CA
                                                  (Asset Allocation Fund)

                                                  Provide safekeeping for the Funds' assets
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                             INVESTMENT SUB-ADVISORS
--------------------------------------------------------------------------------------------------
Wells Capital                                     Barclays Global
   Management, Inc.                                  Fund Advisors
525 Market Street                                 45 Fremont Street
San Francisco, CA                                 San Francisco, CA
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                                                                                SHAREHOLDER
                                                         TRANSFER                SERVICING
DISTRIBUTOR                   ADMINISTRATOR                AGENT                  AGENTS
--------------------------------------------------------------------------------------------------
Stephens Inc.                                          BFDS                     Various Agents
111 Center St.              Wells Fargo Bank, N.A.     Two Heritage Drive
Little Rock, AR             525 Market St.             Quincy, MA
Markets the Funds,          San Francisco, CA          Maintains records        Provide
distributes shares, and     Manages the                of shares and            services to
manages the Funds'          Funds' business            supervises the           customers
business activities         activities                 paying of dividends
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                   FINANCIAL SERVICES FIRMS AND SELLING AGENTS
--------------------------------------------------------------------------------------------------
      Advise current and prospective shareholders on their Fund investments
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                  SHAREHOLDERS
--------------------------------------------------------------------------------------------------

THE INVESTMENT ADVISOR
Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for each of the Funds. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of March 31, 1999, Wells Fargo Bank and its affiliates provided advisory services for over [$63] billion in assets.

For providing these services, Wells Fargo Bank is entitled to receive the following fees:

----------------------------------------------------------------------------
Equity and Allocation Funds
----------------------------------------------------------------------------
Asset Allocation Fund                                             .80
----------------------------------------------------------------------------
Growth Fund                                                       .75
----------------------------------------------------------------------------
Income Equity Fund                                                .75
----------------------------------------------------------------------------
Small Cap Fund                                                    .90
----------------------------------------------------------------------------
Income Funds
----------------------------------------------------------------------------
Income Fund                                                       .50
----------------------------------------------------------------------------
Intermediate Government Income Fund                               .50
----------------------------------------------------------------------------
Short-Intermediate U.S. Government Income Fund                    .50
----------------------------------------------------------------------------
Tax-Free Income Fund                                              .40
----------------------------------------------------------------------------
Money Market Funds
----------------------------------------------------------------------------
Money Market Fund                                                 .40
----------------------------------------------------------------------------
Municipal Money Market Fund                                       .25
----------------------------------------------------------------------------
U.S. Government Money Market Fund                                 .35
----------------------------------------------------------------------------

THE SUB-ADVISORS
Wells Capital Management ("WCM"), a wholly owned subsidiary of Wells Fargo Bank N.A., is the sub-advisor for the Growth, Small Cap, Short-Intermediate U.S. Government Income and Money Market Funds. In this capacity, it is responsible for the day-to-day investment management activities of the Funds. As of March 31, 1999, WCM provided advisory services for over [$32] billion in assets.

Barclays Global Fund Advisors ("BGFA"), a wholly owned subsidiary of Barclays Global Investors, N.A. and an indirect subsidiary of Barclays Bank PLC, is the sub-advisor for the Asset Allocation Fund. In this capacity, it is responsible for the model that is used to manage the investment portfolio and the selection of securities for the portfolio. BGFA was created from the reorganization of Wells Fargo Nikko Investment Advisors, a former affiliate of Wells Fargo Bank, and is one of the largest providers of index portfolio management services. As of March 31, 1999, BGFA provided investment advisory services for [$575] billion in assets.

THE ADMINISTRATOR
Wells Fargo Bank provides the Funds with administrative services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Wells Fargo Bank also furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Wells Fargo Bank is entitled to receive a fee of .15% of the average annual net assets of each Fund.

SHAREHOLDER SERVICING PLAN
We have a shareholder servicing plan for each Fund. Under this plan, we have engaged various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services.

For these services each Fund pays shareholder servicing agents as follows:

----------------------------------------------------------------------------------------
FUND                                                    Class A     Class B    Class C
----------------------------------------------------------------------------------------
Asset Allocation Fund                                     .25%       .25%       .25%
----------------------------------------------------------------------------------------
Growth Fund                                               .25%       .25%        N/A
----------------------------------------------------------------------------------------
Income Equity Fund                                        .25%       .25%       .25%
----------------------------------------------------------------------------------------
Small Cap Fund                                            .25%       .25%       .25%
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Income Fund                                               .25%       .25%        N/A
----------------------------------------------------------------------------------------
Intermediate Government Income Fund                       .25%       .25%       .25%
----------------------------------------------------------------------------------------
Short-Intermediate U.S. Government Income Fund            .25%       .25%        N/A
----------------------------------------------------------------------------------------
Tax-Free Income Fund                                      .25%       .25%       .25%
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Money Market Fund                                         .25%       .25%        N/A
----------------------------------------------------------------------------------------
Municipal Money Market Fund                               .25%        N/A        N/A
----------------------------------------------------------------------------------------
U.S. Government Money Market Fund                         .25%        N/A        N/A
----------------------------------------------------------------------------------------

A CHOICE OF SHARE CLASSES

After choosing a Fund, your next most important choice is which share class to buy. The following classes of shares are available through this Prospectus:

 .    CLASS A SHARES - with a front-end sales charge, volume reductions and lower on-going expenses than Class B and Class C shares.

 .    CLASS B SHARES - with a contingent deferred sales charge ("CDSC")
     payable upon redemption that diminishes over time, and higher on-going expenses than Class A shares.

 .    CLASS C SHARES - with a 1.00% CDSC on redemptions made within one year of purchase, and higher on-going expenses than Class A shares.

The choice between share classes is largely a matter of preference. You should consider, among other things, the different fees and sales loads assessed on each share class and the length of time you anticipate holding your investment. If you prefer to pay sales charges up front, wish to avoid higher on-going expenses, or, more importantly, you think you may qualify for volume discounts based on the amount of your investment, then Class A shares may be the choice for you.

You may prefer to see "every dollar working" from the moment you invest. If so, then consider Class B or Class C shares. Please note that Class B shares convert to Class A shares after seven years to avoid the higher on-going expenses assessed against Class B shares.

Class C shares are available for the Asset Allocation, Income Equity, Small Cap, Intermediate Government Income and Tax-Free Income Funds only. They are similar to Class B shares, with some important differences. Unlike Class B shares, Class C shares do not convert to Class A shares. The higher on-going expenses will be assessed as long as you hold the shares. The choice between Class B and Class C shares may depend on how long you intend to hold Fund shares before redeeming them.

Please see the expenses listed for each Fund and the following sales charge schedules before making your decision. You should also review the "Reduced Sales Charges" section of the Prospectus. You may wish to discuss this choice with your financial consultant.

CLASS A SHARE SALES CHARGE SCHEDULE
If you choose to buy Class A shares, you will pay the Public Offering Price
(POP) which is the Net Asset Value (NAV) plus the applicable sales charge. The money market funds listed in this prospectus do not impose sales charges on the purchase of Class A shares. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels", the POP is lower for these purchases.

       CLASS A SHARES OF THE EQUITY AND ALLOCATION FUNDS LISTED IN THIS
             PROSPECTUS HAVE THE FOLLOWING SALES CHARGE SCHEDULE:

----------------------------------------------------------------------------------------------------------------------------
                                                                      FRONT-END SALES     FRONT-END SALES       DEALER
                                                                        CHARGE AS %         CHARGE  AS  %      ALLOWANCE
       AMOUNT                                                           OF PUBLIC          OF NET AMOUNT     AS % OF PUBLIC
    OF PURCHASE                                                        OFFERING PRICE         INVEST         OFFERING PRICE
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Less than $50,000                                                           5.75%             6.10%              5.00%
----------------------------------------------------------------------------------------------------------------------------
$50,000 to $99,999                                                          4.75%             4.99%              4.00%
----------------------------------------------------------------------------------------------------------------------------
$100,000 to $249,999                                                        3.75%             3.90%              3.00%
----------------------------------------------------------------------------------------------------------------------------
$250,000 to $499,999                                                        2.75%             2.83%              2.25%
----------------------------------------------------------------------------------------------------------------------------
$500,000 to $999,999                                                        2.00%             2.04%              1.75%
----------------------------------------------------------------------------------------------------------------------------
$1,000,000 and over/1/                                                      0.00%             0.00%              1.00%
----------------------------------------------------------------------------------------------------------------------------

/1/ We will assess Class A shares purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase. Charges are based on the lower of the NAV on the date of purchase or the date of redemption.

----------------------------------------------------------------------------------------------------------------------------
       CLASS A SHARES OF THE INCOME FUNDS LISTED IN THIS PROSPECTUS HAVE
                     THE FOLLOWING SALES CHARGE SCHEDULE:
----------------------------------------------------------------------------------------------------------------------------
                                                                      FRONT-END SALES     FRONT-END SALES       DEALER
                                                                        CHARGE AS %         CHARGE  AS  %      ALLOWANCE
       AMOUNT                                                           OF PUBLIC          OF NET AMOUNT     AS % OF PUBLIC
    OF PURCHASE                                                        OFFERING PRICE         INVEST         OFFERING PRICE
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Less than $50,000                                                          4.50%              4.71%             4.00%
----------------------------------------------------------------------------------------------------------------------------
$50,000 to $99,999                                                         4.00%              4.17%             3.50%
----------------------------------------------------------------------------------------------------------------------------
$100,000 to $249,999                                                       3.50%              3.63%             3.00%
----------------------------------------------------------------------------------------------------------------------------
$250,000 to $499,999                                                       2.50%              2.56%             2.25%
----------------------------------------------------------------------------------------------------------------------------
$500,000 to $999,999                                                       2.00%              2.04%             1.75%
----------------------------------------------------------------------------------------------------------------------------
$1,000,000 and over/1/                                                     0.00%              0.00%             1.00%
----------------------------------------------------------------------------------------------------------------------------

/1/ We will assess Class A shares purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase. Charges are based on the lower of the NAV on the date of purchase or the date of redemption.

CLASS B SHARE CDSC SCHEDULE
If you choose Class B shares, you buy them at NAV and agree that if you redeem your shares within six years of the purchase date, you will pay a CDSC based on how long you have held your shares. Certain exceptions apply (see "Class B and Class C Share CDSC Reductions" and "Waivers for Certain Parties"). The CDSC
schedule is as follows:

--------------------------------------------------------------------------------
                    CLASS B SHARES LISTED IN THIS PROSPECTUS HAVE
                        THE FOLLOWING SALES CHARGE SCHEDULE:
--------------------------------------------------------------------------------
REDEMPTION     1 YEAR  2 YEARS  3 YEARS   4 YEARS   5 YEARS  6 YEARS   7 YEARS
WITHIN
--------------------------------------------------------------------------------
               5.00%   4.00%    3.00%     3.00%     2.00%    1.00%     0.00%
--------------------------------------------------------------------------------

The CDSC percentage you pay is based on the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your sales charges. After shares are held for six years, the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future on-going expenses.

SHAREHOLDERS OF FORMER STAGECOACH FUNDS who exchanged into these Funds on September 17, 1999, are subject to the above CDSC schedule based on the purchase date(s) of the Stagecoach shares, except that such shares convert to Class A shares automatically after six years.

Class B shares purchased by shareholders of former Stagecoach Funds prior to March 3, 1997 are subject to a CDSC if they are redeemed within four years of purchase. The CDSC Schedule for these shares is below:

------------------------------------------------------------------------------
REDEMPTION     1 YEAR     2 YEARS    3 YEARS    4 YEARS    5 YEARS    6 YEARS
WITHIN
------------------------------------------------------------------------------
CDSC            3.00%      2.00%       1.00%      1.00%     0.00%      0.00%
------------------------------------------------------------------------------

SHAREHOLDERS OF THE FORMER NORWEST ADVANTAGE FUNDS who exchanged into these Funds on September 17, 1999, are subject to the following sales charge schedules on the exchanged shares:

-------------------------------------------------------------------------------
Norwest Advantage Equity Funds
-------------------------------------------------------------------------------
REDEMPTION   YEAR  2 YEARS  3 YEARS  4 YEARS  5 YEARS 6 YEARS  7 YEARS  8 YEARS
WITHIN
-------------------------------------------------------------------------------
             4.0%    3.0%     3.0%     2.0%     2.0%    1.0%     0.0%   A Shares
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Norwest Advantage Income Funds
-------------------------------------------------------------------------------
REDEMPTION        1 YEAR   2 YEARS  3 YEARS  4 YEARS  5 YEARS  6 YEARS   7 YEARS
WITHIN
-------------------------------------------------------------------------------
                  3.0%     2.0%    2.0%     1.0%     0.0%     0.0%      A Shares
-------------------------------------------------------------------------------

The above-described schedules for shares of the former Stagecoach Funds and Norwest Advantage Funds do not apply for any new shares purchased. If you exchange these Class B shares for Class B shares of another Fund, you will retain these CDSC schedules on your exchanged shares, but additional shares of the newly purchased Fund will age at the higher CDSC schedule.

CLASS C SHARE CDSC SCHEDULE
If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%.

The CDSC percentage you pay is based on the lower of the NAV on the date of the original purchase, or the NAV on the date of redemption. The distributor pays sales commissions of up to 1.00% of the purchase price of Class C shares to selling agents at the time of the sale, and up to 1.00% annually thereafter.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your sales charges. Class C shares do not convert to Class A shares, and therefore continue to pay the higher on-going expenses.

REDUCED SALES CHARGES

Generally, we offer more sales charge reductions for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions when you are deciding which share class to buy.

CLASS A SHARE REDUCTIONS:

 .    You pay no sales charges on Fund shares you buy with REINVESTED distributions.

 .    You pay a lower sales charge if you are investing an amount over a
     BREAKPOINT LEVEL. See the "Class A Share Sales Charge Schedule" above.

 .    By signing a LETTER OF INTENT (LOI), you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. We will hold in escrow shares equal to approximately 5% of the amount you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

 .    RIGHTS OF ACCUMULATION (ROA) allow you to combine the amount you invest with the total NAV of shares you own in other Wells Fargo front-end load Funds in order to reach breakpoint levels for a reduced load. We give you a discount on the entire amount of the investment that puts you over the breakpoint level.

 .    If you are REINVESTING THE PROCEEDS OF A WELLS FARGO FUND REDEMPTION for
     shares on which you have already paid a front-end sales charge, you have 120 days to reinvest the proceeds of that redemption with no sales charge into a Fund that charges the same or a lower front-end sales charge. If you use such a redemption to purchase shares of a Fund with a higher front-end sales charge, you will have to pay the difference between the lower and higher charge.

 .    You may reinvest into a Wells Fargo Fund with no sales charge a REQUIRED distribution from a pension, retirement, benefits, or similar plan for which Wells Fargo Bank acts as trustee provided the distribution occurred within the 30 days prior to your reinvestment.

If you believe you are eligible for any of these reductions, it is up to you to ask the selling agent or the shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

You, or your fiduciary or trustee, may also tell us to extend volume discounts, including the reductions offered for rights of accumulation and letters of intent, to include purchases made by:

 .    a family unit, consisting of a husband and wife and children under the age of twenty-one or single trust estate;

 .    a trustee or fiduciary purchasing for a single fiduciary relationship; or

 .    the members of a "qualified group" which consists of a "company" (as defined in the Investment Company Act of 1940 ("1940 Act")), and related parties of such a "Company," which has been in existence for at least six months and which has a primary purpose other than acquiring Fund shares at a discount.

HOW A LETTER OF INTENT CAN SAVE YOU MONEY!
If you plan to invest, for example, $100,000 in a Wells Fargo Fund in installments over the next year, by signing a letter of intent you would pay only a 3.75% sales load on the entire purchase. Otherwise, you might pay 5.75% on the first $50,000, then 4.75% on the next $49,999!

CLASS B AND CLASS C SHARE CDSC REDUCTIONS:

 .    You pay no CDSC on Funds shares you purchase with REINVESTED distributions.

 .    We waive the CDSC for all redemptions made because of SCHEDULED OR
     MANDATORY distributions for certain retirement plans. (See your retirement plan disclosure for details.)

 .    We waive the CDSC for redemptions made in the event of the SHAREHOLDER'S
     DEATH OR FOR A DISABILITY SUFFERED AFTER PURCHASING SHARES. ("Disability" is defined by the Internal Revenue Code of 1986.)

 .    We waive the CDSC for redemptions made at the DIRECTION of Wells Fargo in order to, for example, complete a merger or close an account whose value has fallen below the minimum balance.

 .    We waive Class C share CDSC for certain types of accounts.

For Class B shares purchased outside of an IRA or other qualified plan after May 18, 1999 for former Norwest Advantage Fund shareholders, after July 17, 1999 for former Stagecoach Funds shareholders, and after September 17, 1999 for all other shareholders, no CDSC is imposed on withdrawals that occur under the following circumstances:

 .    Withdrawals are made by participating in the Systematic

 .    Withdrawal Plan; o Withdrawals may not exceed 10% of your fund assets annually based on your anniversary date in the Systematic Withdrawal Plan; and

 .    you must participate in the dividend and capital gain reinvestment program.

WAIVER FOR CERTAIN PARTIES
If you are eligible for certain waivers, we will sell you Class A shares so you can avoid higher on-going expenses. The following people can buy Class A shares at NAV:

 .    Current and retired employees, directors and officers of:

     .    Wells Fargo Funds and its affiliates;

     .    Wells Fargo Bank, Norwest Bank
          and their affiliates;

     .    Stephens and its affiliates; and

     .    Broker-Dealers who act as selling agents.

 .    The spouses of any of the above, as well as the grandparents, parents, siblings, children, grandchildren, aunts, uncles, nieces, nephews, fathers-in- law, mothers-in-law, brothers-in-law and sisters-in-law of either the spouse or the current or retired employee, director of officer.

You may also buy Class A Fund shares at NAV if they are to be included in certain retirement, benefits, pension or investment "wrap accounts" with whom Wells Fargo Funds has reached an agreement, or through an omnibus account maintained with a Fund by a broker/dealer.

We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package such as an IRA or a sweep account, you must read the directions for that account. These directions may supersede the terms and conditions discussed here.

DISTRIBUTION PLAN

We have adopted a Distribution Plan for the Class B and Class C shares each class of the Funds. The plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services including ongoing compensation to selling agents. The fees paid under these plans are as follows:

---------------------------------------------------------------------------
FUND                                                 Class B     Class C
---------------------------------------------------------------------------
Asset Allocation Fund                                  .75%        .75%
---------------------------------------------------------------------------
Growth Fund                                            .75%        N/A
---------------------------------------------------------------------------
Income Equity Fund                                     .75%        .75%
---------------------------------------------------------------------------
Small Cap Fund                                         .75%        .75%
---------------------------------------------------------------------------

---------------------------------------------------------------------------
Income Fund                                            .75%        N/A
---------------------------------------------------------------------------
Intermediate Government Income Fund                    .75%        .75%
---------------------------------------------------------------------------
Short-Intermediate U.S. Government Income Fund         .75%        N/A
---------------------------------------------------------------------------
Tax-Free Income Fund                                   .75%        .75%
---------------------------------------------------------------------------

---------------------------------------------------------------------------
Money Market Fund                                      .75%        N/A
---------------------------------------------------------------------------
Municipal Money Market Fund                            N/A         N/A
---------------------------------------------------------------------------
U.S. Government Money Market Fund                      N/A         N/A
---------------------------------------------------------------------------

These fees are paid out of the Funds' assets on an on-going basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

EXCHANGES

Exchanges between Wells Fargo Funds are two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .    You should carefully read the Prospectus for the Fund into which you wish to exchange.

 .    Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for federal income tax purposes.

 .    If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.

 .    Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

 .    Exchanges between Class B shares, between Class C shares or between either
     Class B or Class C shares and a Wells Fargo money market fund will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption.

 .    Exchanges from any share class to a money market fund can only be reexchanged for the original share class.

 .    In order to discourage excessive Fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders. Generally, we will notify you 60 days in advance of any changes in your exchange privileges.

 .    You may make exchanges between like share classes. You may also exchange from Class A, Class B or Class C shares and non-institutional class shares to a non-institutional money market fund.

 .    Exchanges into Money Market Fund Class B shares are subject to certain restrictions in addition to those described above.

YOUR ACCOUNT

This section tells you how Fund shares are priced, how to open an account and how to buy and sell Fund shares once your account is open.

PRICING FUND SHARES:

 .    As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.

 .    We determine the Net Asset Value ("NAV") of each class of the Funds' shares each business day as of the close of regular trading on the NYSE. We determine the NAV by subtracting the Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. Each Fund's assets are generally valued at current market prices. See the Statement of Additional Information for further disclosure.

 .    We process requests to buy or sell shares of the non-money market funds each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 1:00 p.m. (Pacific time)/3:00 p.m. (Central time). The Money Market Fund calculates NAV at 12:00 noon (Pacific time)/2:00 p.m. (Central time), and the other money market funds calculate NAV at 2:00 p.m. (Pacific time)/4:00 p.m. (central time). If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Any request we receive in proper form before these times is processed the same day. Requests we receive after the cutoff times are processed the next business day.

 .    The non-money market Funds are open for business on each day the NYSE is open for business. NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

 .    The money market Funds are open for business each day Wells Fargo Bank is open for business and are closed generally on federal bank holidays.

YOU CAN BUY FUND SHARES:

 .    By opening an account directly with the Fund (simply complete and return a
     Wells Fargo Funds Trust application with proper payment);

 .    Through a brokerage account with an approved selling agent; or

 .    Through certain retirement, benefits and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

MINIMUM INVESTMENTS:

 .    $1,000 per Fund minimum initial investment(1); or

 .    $100 per Fund if you use the Systematic Purchase Program; and

 .    $100 per Fund for all investments after your first.

--------------
(1) Purchases of Class B shares in amounts of $250,000 or more require the prior approval of your selling agent.

We may waive the minimum for Funds you purchase through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and applications for the program through which you intend to invest.

HOW TO BUY SHARES

The following section explains how you can buy shares directly from Wells Fargo Funds. For Funds held through brokerage and other types of accounts, please consult your Selling Agent.

--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
Complete a Wells Fargo Funds application. Be
sure to indicate the Fund name and the share
class into which you intend to invest. Failure
to complete an application properly may result
in a delay in processing your request.              MAIL TO:
-----------------------------------------------
Enclose a check for at least $1,000 made out in     Wells Fargo Funds Trust
the full name and share class of the Fund. For      c/o BFDS
example, "Growth Fund, Class B."                    PO Box _____
                                                    Quincy, MA
                                                    02171

-----------------------------------------------
[You may start your account with $100 if you
elect the Systematic Purchase plan option on
the application.]
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------
Make a check payable to the full name and share     MAIL TO:
class of your Fund for at least $100.  Be sure      Wells Fargo Funds Trust
to write your account number on the check as        c/o BFDS
well.                                               PO Box _____
                                                    Quincy, MA
-----------------------------------------------
Enclose the payment stub/card from your             02171
statement if available.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
If you do not currently have an account,            MAIL TO:
complete a Wells Fargo Funds application.  You      Wells Fargo Funds Trust
must wire at least $1,000.  Be sure to indicate     c/o BFDS
the Fund name and the share class into which        PO Box _____
you intend to invest.                               Quincy, MA
                                                    02171
-----------------------------------------------
Mail the completed application.                     FAX TO:
-----------------------------------------------
You may also fax the completed application          1-_____________
(with original to follow).  You must first call
BFDS at 1-_____________ to notify them of an
incoming wire trade.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------
Instruct your wiring bank to transmit at least      WIRE TO:
$100 according to the instructions given to the     Wells Fargo Funds Trust
right. Be sure to have the wiring bank include      c/o State Street Bank
your current account number and the name your       PO Box _____
account is registered in.                           Boston, MA
-----------------------------------------------

                                                    Bank Routing Number:

                                                    ---------

                                                    Wire Purchase Account
                                                    Number:

                                                    ---------

                                                    Attention:
                                                    Wells Fargo Funds (Name
                                                    of Fund and Share Class)

                                                    Account Name:
                                                    (Registration Name
                                                    Indicated on Application)
                                               ---------------------------------

--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
You can only make your first purchase of a Fund by
phone if you already have an existing Wells Fargo
Funds Trust Account.                                   Call:
--------------------------------------------------
Call Investor Services and instruct the                1-800-222-8222
representative to either:

 .    transfer at least $1,000 from a linked
     settlement account, or

 .    exchange at least $1,000 worth of shares from
     an existing Wells Fargo Fund.  Please see
     "Exchanges" for special rules.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------
Call Investor Services and instruct the                Call:
representative to either:                              1-800-222-8222
 .    transfer at least $100 from a linked
     settlement account, or

 .    exchange at least $100 worth of shares from
     another Wells Fargo Fund.
--------------------------------------------------------------------------------

SELLING SHARES:

The following section explains how you can sell shares held directly through an account with Wells Fargo Funds by mail or telephone. For Fund shares held through brokerage and other types of accounts, please consult your Selling Agent.

--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------
IF YOU ARE SELLING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
Write a letter stating your account registration,
your account number, the Fund you wish to redeem
and the dollar amount ($100 or more) of the
redemption you wish to receive (or write "Full
Redemption").
--------------------------------------------------
Make sure all the account owners sign the request.
--------------------------------------------------
You may request that redemption proceeds be sent       MAIL TO:
to you by check, by ACH transfer into a bank           Wells Fargo Funds Trust
account, or by wire.  Please call Investor             c/o BFDS
Services regarding requirements for linking bank       PO Box _____
accounts or for wiring funds.  We reserve the          Quincy, MA
right to charge a fee for wiring funds although it     02171
is not currently our practice to do so.
--------------------------------------------------
Signature Guarantees are required for mailed
redemption requests over $5,000.  You can get a
signature guarantee at financial institutions such
as a bank or brokerage house.  We do not accept
notarized signatures.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------
Call Investor Services to request a redemption of at least $100.
Be prepared to provide your account number and Taxpayer
Identification Number.
-----------------------------------------------------------------
Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.
-----------------------------------------------------------------
You may request that redemption proceeds be sent to you by check, by transfer into an ACH-linked bank account, or by wire. Please call Investor Services regarding requirements for linking bank
accounts or for wiring funds. We reserve the right to charge a    CALL:
fee for wiring funds although it is not currently our practice    1-800-222-8222
to do so.
-----------------------------------------------------------------
Telephone privileges are automatically made available to you unless you specifically decline them on your application or
subsequently in writing.
-----------------------------------------------------------------
Phone privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who
provides reasonable confirmation of their identity, such as
providing the Taxpayer Identification Number on the account. We will not be liable for any losses incurred if we follow telephone instructions we reasonably believe to be genuine.
-----------------------------------------------------------------
Telephone requests are not accepted if the address on your
account was changed by phone in the last 15 days.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL NOTES FOR SELLING SHARES
--------------------------------------------------------------------------------
We determine the NAV of non-money market funds each day as of the close of regular trading on the NYSE, which is generally 1:00 PM (Pacific time)/3:00 P.M. (Central time). We determine the NAV of the Money Market Fund at 12:00 noon (Pacific time)/2:00 P.M. (Central time) and we determine the NAV of the other money market funds each day as of 2:00 P.M. (Pacific time)/4:00 P.M. (Central time). If any of the markets for the Funds close early, the Funds may close early, and may value their shares at earlier times under these circumstances.
--------------------------------------------------------------------------------
Your redemptions are net of any applicable CDSC.
--------------------------------------------------------------------------------
We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times are processed on the same business day.
--------------------------------------------------------------------------------
If your purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There maybe special requirements that supersede the directions in this Prospectus.
--------------------------------------------------------------------------------
We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or Systematic Purchase Plan have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.
--------------------------------------------------------------------------------
Generally, we pay redemption requests in cash, unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.
--------------------------------------------------------------------------------

ADDITIONAL SERVICES AND OTHER INFORMATION

AUTOMATIC PROGRAMS:
These programs help you conveniently purchase and/or redeem shares each month. Call Investor Services 1-800-222-8222 for more information.

 .    SYSTEMATIC PURCHASE PLAN - With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund you would like to purchase, specify an amount of at least $100, and tell us the day of the month you would like the money invested. If you do not specify a date, we will transfer the money and invest in shares of the Fund you select on or about the 25th day of the month.

 .    SYSTEMATIC EXCHANGE PLAN - With this program, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. The exchange amount must be at least $100, and the exchange will take place on or about the 25th of each month. See the "Exchanges" section of this prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

 .    SYSTEMATIC WITHDRAWAL PLAN - With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100 and we will sell your shares equal to that amount on or about the 25th of each month. To participate in this program, you:
     . must have a Fund account value at $10,000 or more;
     . must have your distributions reinvested; and . may not simultaneously participate in the Systematic Purchase Plan.

It generally takes about ten days to establish a plan once we have received your instructions. It generally takes about five days to change or cancel participation in a plan. We automatically cancel your program if the linked bank account your specified is closed.

DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS OPTIONS
The Funds in this Prospectus pay dividends periodically and make capital gains distributions annually. The equity funds, except the Small Cap Fund, pay any dividends quarterly. The Small Cap Fund pays any dividends annually. The income and money market funds pay any dividends monthly.

We offer the following distribution options:

 .    AUTOMATIC REINVESTMENT OPTION - Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another plan.

 .    CHECK PAYMENT OPTION - Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

TWO THINGS TO KEEP IN MIND ABOUT DISTRIBUTIONS
Remember, distributions have the effect of reducing the NAV per share by the amount distributed. Also, distributions on new shares shortly after purchase would be in effect a return of capital, although the distribution may still be taxable to you.

TAXES
The following discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important tax considerations that affect the Funds and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Federal income tax considerations are discussed further in the Statement of Additional Information.

Dividends distributed from the Tax-Free Income Fund and Municipal Money Market Fund attributable to their net interest income from tax-exempt securities will not be subject to federal income tax. Dividends distributed from these and the other Funds attributable to their income from other investments and net short-term capital gain (generally, the excess of net short-term capital gains over net long-term capital losses) will be taxable to you as ordinary income. Corporate shareholders may be able to deduct a portion of their dividends when determining their taxable income.

We will pass on to you any net capital gain (generally the excess of net long-term capital gains over net short-term capital losses) earned by a Fund as a capital gain distribution. In general, these distributions will be taxable to you as long-term capital gains which may qualify for taxation at preferential rates in the hands of non-corporate shareholders. Any distribution that is not from net investment income, short term capital gains, or net capital gain may be characterized as a return of capital to shareholders.

In general, all distributions will be taxable to you when paid even if they are paid in additional Fund shares. However, distributions declared in October, November and December are distributed by the following January will be taxable as if they were paid on December 31 of the year in which they were declared. We will notify you annually as to the status of your Fund distributions.

If you buy shares of a Fund shortly before any distribution, your distribution from the Fund will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund that holds appreciated securities in its portfolio, you will receive a taxable return of part of your investment is and when the Fund sells the appreciated securities and realizes the gain. Some of the Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Except in the case of Money Market Funds, your redemptions (including redemptions in-kind) and exchanges of Fund shares will ordinarily result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. As long as a Money Market Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of such Fund shares.

Foreign shareholders may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents may also be subject to backup withholding at a 13% rate on distributions from and redemption proceeds paid by a Fund.

                              TABLE OF PREDECESSORS

The Funds described in this Prospectus were created as part of the reorganization of the Stagecoach Family of Funds, advised by Wells Fargo Bank, N.A., and the Norwest Advantage Family of Funds, advised by Norwest Investment Management, Inc., into a single mutual fund complex. The reorganization followed the merger of the advisers' parent companies.

The chart below indicates the Stagecoach and Norwest Advantage portfolios that are expected to be the accounting survivors.

------------------------------------------------------------------------------------------------------
WELLS FARGO                                                     ACCOUNTING
FUNDS TRUST                                                     SURVIVOR
------------------------------------------------------------------------------------------------------
EQUITY AND ALLOCATION FUNDS
------------------------------------------------------------------------------------------------------
Asset Allocation Fund                                           Stagecoach Asset Allocation Fund
------------------------------------------------------------------------------------------------------
Growth Fund                                                     Stagecoach Growth Fund
------------------------------------------------------------------------------------------------------
Income Equity Fund                                              Norwest Advantage Income Equity Fund
------------------------------------------------------------------------------------------------------
Small Cap Fund                                                  Stagecoach Small  Cap Fund
------------------------------------------------------------------------------------------------------
INCOME FUNDS
------------------------------------------------------------------------------------------------------
Income Fund                                                     Norwest Advantage Income Fund
------------------------------------------------------------------------------------------------------
Intermediate Government                                         Norwest Advantage Intermediate
   Income Fund                                                    Government Income Fund
------------------------------------------------------------------------------------------------------
Short-Intermediate U.S.                                         Stagecoach Short-Intermediate U.S.
   Government Income Fund                                         Government Income Fund
------------------------------------------------------------------------------------------------------
Tax-Free Income Fund                                            Norwest Advantage Tax-Free Income Fund
------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------
Money Market Fund                                               Stagecoach Money Market Fund
------------------------------------------------------------------------------------------------------
Municipal Money Market                                          Norwest Advantage  Municipal Money
   Fund                                                           Market Fund
------------------------------------------------------------------------------------------------------
U.S. Government Money Market Fund                               Norwest Advantage U.S. Government Fund
------------------------------------------------------------------------------------------------------

GLOSSARY

We provide the following definitions to assist you in reading this prospectus. For a more complete understanding of these terms you should consult your financial adviser.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which allows banks to process checks, transfer funds and perform other tasks.

AMERICAN DEPOSITARY RECEIPTS ("ADRS")
Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies.

ANNUAL AND SEMI-ANNUAL REPORT
A document that provides certain financial and other important information for the most recent reporting period and each Fund's portfolio of investments.

ASSET-BACKED SECURITIES
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

BELOW INVESTMENT-GRADE
Securities rated BBB or lower by S&P or Baa or lower by Moody's Investor Services, or that may be unrated securities or securities considered to be "high risk."

BUSINESS DAY
Any day the New York Stock Exchange is open is a business day for the Funds.

CAPITAL APPRECIATION, CAPITAL GROWTH
The increase in the value of a security.  See also "total return."

CAPITALIZATION
When referring to the size of a company, capitalization means the total number of a company's outstanding shares of stock multiplied by the price per share. This is an accepted method of determining a company's size and is sometimes referred to as "market capitalization."

CAPITAL STRUCTURE
Refers to how a company has raised money to operate. Can include, for example, borrowing or selling stock.

COMMERCIAL PAPER
Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

CONVERTIBLE DEBT SECURITIES
Bonds or notes that are exchangeable for equity securities at a set price on a set date or at the election of the holder.

CURRENT INCOME
Earnings in the form of dividends or interest as opposed to capital growth. See also "total return."

DEBT SECURITIES
Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

DERIVATIVES
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

DISTRIBUTIONS
Dividends and/or capital gains paid by a Fund on its shares.

DIVERSIFIED
A diversified fund, as defined by the Investment Company Act of 1940, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds' total assets.

DOLLAR-DENOMINATED
Securities issued by foreign banks, companies or governments in U.S. dollars.

DOLLAR ROLLS
Similar to a reverse Repurchase Agreement, dollar rolls are simultaneous agreements to sell a security held in a portfolio and to purchase a similar security at a future date at an agreed-upon price.

DURATION
A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

FHLMC
FHLMC securities are commonly known as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

FNMA
FNMA securities are known as "Fannie Maes" are issued by the Federal National Mortgage Association, and FHLMC securities as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

GNMA
GNMA securities are commonly known as "Ginnie Maes" and are issued by the Government National Mortgage Association.

HEDGE
Strategy used to offset investment risk. A perfect hedge is one eliminating the possibility of future gain or loss.

ILLIQUID SECURITY
A security which cannot be readily sold, or cannot be readily sold without negatively affecting its fair price.

INITIAL PUBLIC OFFERING
The first time a company's stock is offered for sale to the public.

INVESTMENT-GRADE DEBT
A type of bond rated in the top four investment categories by a nationally recognized ratings organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

LIQUIDITY
The ability to readily sell a security at a fair price.

MONEY MARKET INSTRUMENTS
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

MOODY'S
A nationally recognized ratings organization.

NATIONALLY RECOGNIZED RATING ORGANIZATION (NRRO)
A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

NET ASSET VALUE (NAV)
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares. The NAV is calculated separately for each class of the Fund, and is determined as of the close of regular trading on each business day the NYSE is open, typically 1:00 P.M. (Pacific time).

OPTIONS
An option is the right to buy or sell a security based on an agreed upon price for at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

PRESERVATION OF CAPITAL
The attempt by a fund's manager to reduce drops in the net asset value of fund shares in order to preserve the initial investment.

PRINCIPAL STABILITY
The degree to which share prices for a fund remain steady. Money market funds attempt to achieve the highest degree of principal stability by maintaining a $1.00 per share net asset value. More aggressive funds may not consider principal stability an objective.

PUBLIC OFFERING PRICE (POP)
The NAV with the sales load added.

PRICE-TO-EARNINGS RATIO
The ratio between a stock's price and its historical, current or anticipated earnings. Low ratios typically indicate a high yield. High ratios are characteristic of growth stocks which generally have low current yields.

REPURCHASE AGREEMENT
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

RUSSELL 1000 INDEX
An index comprised of 1000 largest firms listed on the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 1000 is considered a "large cap" index.

RUSSELL 2000 INDEX
An index comprised of the 2000 smallest firms listed on the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 2000 is considered a "small cap" index.

SELLING AGENT
A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

SHAREHOLDER SERVICING AGENT
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

SIGNATURE GUARANTEE
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

S&P, S&P 500 INDEX
Standard and Poors, a nationally recognized ratings organization. S&P's also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

STATEMENT OF ADDITIONAL INFORMATION
A document that supplements the disclosure made in the Prospectus.

STRIPPED TREASURY SECURITIES
Debt obligations in which the interest payments and the repayment of principal are separated and sold as securities.

TAXPAYER IDENTIFICATION NUMBER
Usually the social security number for an individual or the Employer Identification Number for a corporation.

TOTAL RETURN
The total value of capital growth and the value of all distributions, assuming that distributions were used to purchase additional shares of the Funds.

TURNOVER RATIO
The percentage of the securities held in a Fund's portfolio, other than short-term securities, that were bought or sold within a year.

UNDERVALUED
Describes a stock that is believed to be worth more than its current price.

U.S. GOVERNMENT OBLIGATIONS
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

VALUE STRATEGY
A strategy of investing which tries to identify and buy undervalued stocks under the assumption that the stock will eventually rise to its "fair market" value.

WARRANTS
The right to buy a stock at a set price for a set time.

WEIGHTED-AVERAGE MATURITY
The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.

ZERO COUPON BONDS
Bonds that make no periodic interest payments and which are usually sold at a discount of their face value. Zero coupon bonds are subject to interest rate and credit risk.

BACK COVER

WELLS FARGO FUNDS TRUST

You may wish to review the following documents:

STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORT
provides certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, for the most recent reporting period.

These documents are available free of charge:
Call 1-800-222-8222, or
Write to:
Wells Fargo Funds Trust
PO Box 7066
San Francisco, CA  94120-7066

Visit the SEC's web site:
http://www.sec.gov, or

Request copies for a fee by writing to:
SEC Public Reference Room, Washington, DC  20549-6009
(call:  1-800-SEC-0330 for details)

FRONT COVER

          WELLS FARGO FUNDS TRUST
          PROSPECTUS


Asset Allocation                Please read this prospectus and keep it for
Fund Growth Fund                future reference. It is designed to provide you
Income Equity Fund              with important information and to help you
Small Cap Fund                  decide if a Fund's goals match your own.


Income Fund                     THESE SECURITIES HAVE NOT BEEN APPROVED
Intermediate Government         OR DISAPPROVED BY THE SECURITIES AND
  Income Fund                   EXCHANGE COMMISSION ("SEC") NOR HAS
Short-Intermediate              THE SEC  PASSED UPON THE ACCURACY OR
  U.S. Government               ADEQUACY OF THIS PROSPECTUS.  ANY
  Income Fund                   REPRESENTATION TO THE CONTRARY IS A
Tax-Free Income Fund            CRIMINAL OFFENSE.


Cash Investment Fund            FUND SHARES ARE NOT DEPOSITS OF
Municipal Money Market          WELLS FARGO BANK, N.A. ("WELLS FARGO BANK"),
  Fund                          OR ANY OF ITS AFFILIATES.  FUND SHARES ARE
Treasury Plus Money             NOT INSURED OR GUARANTEED BY THE FEDERAL
  Money Market Fund             DEPOSIT INSURANCE CORPORATION ("FDIC"),
U.S. Government Money           OR ANY OTHER GOVERNMENT AGENCY.  AN INVESTMENT
  Market Fund                   IN A FUND INVOLVES CERTAIN RISKS, INCLUDING
                                POSSIBLE LOSS OF PRINCIPAL.


Service Class and
  Institutional Class

                              INSIDE FRONT COVER




                               TABLE OF CONTENTS


Overview                              OBJECTIVES AND PRINCIPAL STRATEGIES
                                      Important Risks
This section contains important
summary information about the         PERFORMANCE HISTORY
Funds.                                SUMMARY OF EXPENSES

---------------------------------------------------------------------------
THE FUNDS                             ASSET ALLOCATION FUND
                                      GROWTH FUND
This section contains important       INCOME EQUITY FUND
information about the individual      SMALL CAP FUND
Funds.
                                      Income Fund
                                      Intermediate Government Income Fund
                                      SHORT-INTERMEDIATE U.S. GOVERNMENT
                                       Income Fund
                                      Tax-Free Income Fund

                                      CASH INVESTMENT FUND
                                      MUNICIPAL MONEY MARKET FUND
                                      TREASURY PLUS MONEY MARKET FUND
                                      U.S. GOVERNMENT MONEY MARKET FUND

                                      GENERAL INVESTMENT RISKS
                                      ORGANIZATION AND MANAGEMENT
                                        OF THE FUNDS

---------------------------------------------------------------------------
Your Investment

Turn to this section for information  YOUR ACCOUNT
on your investments including         HOW TO BUY SHARES
how to buy and sell Fund shares.      SELLING SHARES
                                      Exchanges

                                      OTHER INFORMATION
                                      TABLE OF PREDECESSORS

---------------------------------------------------------------------------
                                   Glossary

                          WELLS FARGO FUNDS OVERVIEW

FUND
----------------------------------------------------------------------------------------------------------------------------------
EQUITY AND ALLOCATION FUNDS                    OBJECTIVE                                   PRINCIPAL STRATEGY
----------------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION         Seeks long-term total return, consistent with    We allocate and reallocate assets among common stocks,
   FUND                  reasonable risk.                                 U.S. Treasury bonds and money market instruments.  We
                                                                          invest in asset classes that we believe are under-valued
                                                                          in order to achieve better long-term, risk-adjusted
                                                                          returns.
------------------------------------------------------------------------------------------------------------------------------------

GROWTH FUND              Seeks long-term capital appreciation.            We invest in equity securities of domestic and foreign
                                                                          companies whose market capitalization falls within the
                                                                          range of the Russell 1000 Index, which is considered a
                                                                          mid- to large-capitalization index.  We buy stocks of
                                                                          companies that have a strong earnings growth trend and
                                                                          above-average prospects for future growth, or that we
                                                                          believe are undervalued.
 -----------------------------------------------------------------------------------------------------------------------------------

INCOME EQUITY            Seeks long-term capital appreciation and         We invest in the common stocks of large, high quality
   FUND                  above-average dividend income.                   domestic companies with above-average return potential
                                                                          and above-average dividend income.  We consider "large"
                                                                          companies to be those whose market capitalization is
                                                                          greater than the median of the companies in the Russell
                                                                          1000 Index, which is considered a mid- to large-
                                                                          capitalization index.
------------------------------------------------------------------------------------------------------------------------------------

SMALL CAP FUND           Seeks long-term capital appreciation.            We invest in equity securities of domestic and foreign
                                                                          companies whose market capitalization falls within the
                                                                          range of the Russell 2000 Index, which is considered a
                                                                          small capitalization index.  We buy stocks that we
                                                                          believe have above-average prospects for capital growth,
                                                                          or that may be involved in new or innovative products,
                                                                          services and processes.
------------------------------------------------------------------------------------------------------------------------------------

                          WELLS FARGO FUNDS OVERVIEW

FUND                                  OBJECTIVE                                       PRINCIPAL STRATEGY
----------------------------------------------------------------------------------------------------------------------------------
TAXABLE INCOME FUNDS
----------------------------------------------------------------------------------------------------------------------------------
INCOME FUND           Seeks current income and total return.     We invest in corporate, mortgage-backed, asset-backed, and
                                                                 U.S. Government debt securities primarily of
                                                                 investment-grade quality or better.  We maintain the average dollar-weighted maturity of the portfolio between 3 and 15 years, and apply fundamental economic, credit and market
                                                                 analysis to increase portfolio performance.
----------------------------------------------------------------------------------------------------------------------------------

INTERMEDIATE          Seeks current income, consistent with      We invest in investment-grade, intermediate-term (3-10
  GOVERNMENT          safety of principal.                       years) U.S. Government securities, and also in certain debt
  INCOME FUND                                                    securities that are not U.S. Government securities.  We
                                                                 invest up to 50% of our assets in mortgage-backed
                                                                 securities, and up to 25% of our assets in other
                                                                 asset-backed securities.

----------------------------------------------------------------------------------------------------------------------------------

SHORT-INTERMEDIATE    Seeks current income and safety of         We invest in investment-grade, short-term (1-5 years).
  U.S. GOVERNMENT     capital.
  INCOME FUND

----------------------------------------------------------------------------------------------------------------------------------
TAX-FREE INCOME FUNDS
----------------------------------------------------------------------------------------------------------------------------------

TAX-FREE INCOME       Seeks current income exempt from federal   We invest in investment-grade municipal securities with
  FUND                income taxes.                              average maturities of 10-20 years and with interest that is exempt from federal income taxes, though some of our holdings may be subject to the alternative minimum tax ("AMT").

----------------------------------------------------------------------------------------------------------------------------------

                           WELLS FARGO FUNDS OVERVIEW

FUND                                        OBJECTIVE                                               PRINCIPAL STRATEGY
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
CASH INVESTMENT          Seeks high current income, preservation of       We invest in high-quality, short-term money market
FUND                     capital and liquidity.                           instruments.

------------------------------------------------------------------------------------------------------------------------------------

[SERVICE] MUNICIPAL      Seeks high current income exempt from federal    We invest in high-quality, short-term federally tax-exempt
   MONEY MARKET FUND     income taxes, while preserving capital and       instruments, whose income may be subject to the federal
                         liquidity.                                       AMT.  We may invest up to 35% of the Fund's assets in
                                                                          issuers in a single state.
------------------------------------------------------------------------------------------------------------------------------------

[SERVICE] TREASURY PLUS  Seeks current income and stability of            We invest in obligations issued or guaranteed by the U.S.
   MONEY MARKET          principal.                                       Treasury, and in notes, bonds and repurchase agreements
   FUND                                                                   which are collateralized or secured by Treasury
                                                                          obligations.
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT          Seeks high current income, while preserving      We invest in high-quality, short-term U.S. Government
   MONEY MARKET          capital and liquidity.                           obligations and in repurchase agreements collateralized
   FUND                                                                   by such obligations.

------------------------------------------------------------------------------------------------------------------------------------

IMPORTANT RISKS
This section summarizes important risks that are common to all of the Funds described in this Prospectus, and important risks that relate specifically to particular Funds. Both are important to your investment choice. Additional information about these and other risks is included in the individual Fund Descriptions later in this Prospectus and under General Investment Risks beginning on page __. An investment in a Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.
------------------------------------------------------------------------------
COMMON RISKS FOR THE FUNDS
------------------------------------------------------------------------------

EQUITY SECURITIES. The equity and allocation funds invest in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stock and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. As of the date of this Prospectus, the equity markets, as measured by the S&P 500 Index and other commonly used indexes, are trading at or close to record levels. There can be no guarantee that these levels will continue. The Funds that invest in smaller companies, in foreign companies (including investments made through American Depositary Receipts and similar instruments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. A Fund's investments in foreign companies and emerging markets are also subject to special risks associated with international investing, including currency, political, regulatory and diplomatic risks.

DEBT SECURITIES. The Asset Allocation Fund, the income funds, and money market funds invest in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund's investments, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in a Fund, unless the have adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, and affect their value and the return on your investment. The equity funds may invest some of their assets in debt securities.


-------------------------------------------------------------------------------
FUND                      SPECIFIC RISKS
-------------------------------------------------------------------------------

EQUITY AND ALLOCATION
 FUNDS
-------------------------------------------------------------------------------
ASSET ALLOCATION FUND This Fund uses an investment model that seeks undervalued asset classes. There is no guarantee that the model will make accurate determinations or that an asset class we believe is undervalued will perform as expected.

-------------------------------------------------------------------------------
GROWTH FUND           This Fund is primarily subject to the equity securities
                      risks described in the Common Risks section, above.
-------------------------------------------------------------------------------
INCOME EQUITY FUND    Stocks selected for their high dividend income may be more sensitive to interest rate changes than other stocks. This
                      Fund is primarily subject to the equity Risks section, above.

-------------------------------------------------------------------------------
SMALL CAP FUND        This Fund may invest in companies that pay low or no
                      dividends, have smaller market capitalizations, have less market liquidity, have no or relatively short operating histories, or are newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies. Because the Fund may invest in such aggressive securities, share prices may rise and fall more than the share prices other funds. In addition, our active trading investment strategy may result in a higher-than-average portfolio turnover ratio, increased trading expenses, and high short-term capital gains.

-------------------------------------------------------------------------------
INCOME FUNDS
-------------------------------------------------------------------------------
INCOME FUND           This Fund is primarily subject to the debt securities
                      risks described in the Common Risks section above.

 ------------------------------------------------------------------------------

INTERMEDIATE         The U.S. Government does not guarantee the market value or
GOVERNMENT           current yield of its obligations. Not all U.S. Government
INCOME FUND          obligations are backed by the full faith and credit of the
                     U.S. Government.

-------------------------------------------------------------------------------
SHORT-INTERMEDIATE   The U.S. Government does not guarantee the market value or
U.S. GOVERNMENT      U.S. current yield of its obligations. Not all Government
INCOME FUND          obligations are backed by the full faith and credit of the
                     U.S. Government.

 ------------------------------------------------------------------------------

TAX-FREE INCOME      Some of this Fund's investments are subject to federal
     FUND            income and AMT taxes, so you may incur a tax liability on
                     an investment in this Fund. Municipal obligations backed by tax revenues of the issuer's jurisdiction affected if the
                     issuer cannot raise adequate revenues to meet its
                     obligations.
-------------------------------------------------------------------------------
MONEY MARKET
   FUNDS
--------------------------------------------------------------------------------
CASH INVESTMENT      Although these Funds seeks to maintain a stable net asset
    FUND             value of $1.00 per share, there is no assurance it will be able to do so.
[SERVICE] MUNICIPAL
   MONEY MARKET FUND

[SERVICE] TREASURY
   PLUS MONEY
   MARKET FUND

U.S. GOVERNMENT
   FUND

-------------------------------------------------------------------------------

SUMMARY OF EXPENSES

SHAREHOLDER TRANSACTION EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. Amounts are expressed as a % of the initial purchase amount.


 ------------------------------------------------------------------------------
                                                         All Funds
                                             ----------------------------------
                                                   Service Class, Inst. Class
                                             ----------------------------------

Minimum sales charge
   imposed on purchases                                     None
-------------------------------------------------------------------------------

Maximum deferred sales charge                               None

Maximum sales charge
   imposed on reinvested dividends                          None
-------------------------------------------------------------------------------
Redemption Fee                                              None
Exchange Fee                                                None
-------------------------------------------------------------------------------
Maximum Account Fee                                         None
-------------------------------------------------------------------------------






ANNUAL FUND OPERATING EXPENSES (% OF AVERAGE NET ASSETS)

EQUITY AND
   ALLOCATION FUNDS       Asset Allocation Fund           Growth Fund             Income Equity Fund            Small Cap Fund
------------------------------------------------------------------------------------------------------------------------------------

                            Institutional Class        Institutional Class        Institutional Class          Institutional Class
Investment Advisory Fee            .80                      .75                          .75                         .90

------------------------------------------------------------------------------------------------------------------------------------

Distribution Fee                   .00                      .00                          .00                         .00
Other Expenses                     .28                      .28                          .28                         .28
------------------------------------------------------------------------------------------------------------------------------------

TOTAL ANNUAL                      1.08                     1.03                         1.03                        1.18
   OPERATING
   EXPENSES
------------------------------------------------------------------------------------------------------------------------------------


/1/  The actual expenses incurred by the Funds will be lower than the contract amounts shown above as a result of voluntary fee waivers. The Funds' actual expenses after waivers are currently as follows: (Investment Advisory Fee/Distribution Fee/Other
     Expenses/Total): Asset Allocation Fund (__%/__%/__%/__%), Growth Fund (__%/__%/__%/__%), Income Equity Fund
     (__%/__%/__%/__%)Class C: __%/__%/__%/__%), and Small Cap Fund (__%/__%/__%/__%). Fee waivers are voluntary and may be discontinued or modified at any time.

SUMMARY OF EXPENSES (CONT'D)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                    Short-Int.
                                                    Intermediate Govt.              U.S. Govt.
INCOME FUNDS                    Income Fund            Income Fund                  Inc. Fund           Tax-Free Income Fund
------------------------------------------------------------------------------------------------------------------------------------

                            Institutional Class    Institutional Class          Institutional Class       Institutional Class
------------------------------------------------------------------------------------------------------------------------------------

Investment Advisory Fee            .50                           .50                         .50                    .40
------------------------------------------------------------------------------------------------------------------------------------

Distribution Fee                   .00                           .00                         .00                    .00
Other Expenses                     .28                           .28                         .28                    .28
------------------------------------------------------------------------------------------------------------------------------------

TOTAL ANNUAL                       .78                           .78                         .78                    .68
   OPERATING EXPENSES/1/
------------------------------------------------------------------------------------------------------------------------------------

/1/ The actual expenses incurred by the Funds will be lower than the contract amounts shown above as a result of voluntary fee waivers. The Funds' actual expenses after waivers are currently as follows: (Investment Advisory Fee/Distribution Fee/Other Expenses/Total): Income Fund (__%/__%/__%/__%), Intermediate Government Income Fund (__%/__%/__%/__%), Short-Intermediate U.S. Government Income Fund (__%/__%/__%/__%), and Tax-Free Income Fund (__%/__%/__%/__%). Fee waivers are voluntary and may be discontinued or modified at any time.

-----------------------------------------------------------------------------------------------------------------------------------
                                                          [Service]                  [Service]
MONEY MARKET                Cash Investment            Municipal Money          Treasury Plus Money        U.S. Government Money
   FUNDS                     Fund                        Market Fund                Market Fund                 Market Fund
------------------------------------------------------------------------------------------------------------------------------------
                            Service   Inst.          Service        Inst.        Service        Inst.
                             Class    Class           Class         Class         Class         Class          Service Class
------------------------------------------------------------------------------------------------------------------------------------

Investment Advisory Fee      .40       .40             .10           .10           .10           .10                .35
-----------------------------------------------------------------------------------------------------------------------------------
Distribution Fee             .00       .00             .00           .00           .00           .00                 .00
Other Expenses               .53       .28             .53           .28           .53           .28                 .28
----------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL                 .93       .63             .63           .38           .63           .38                 .63
   OPERATING
   EXPENSES/1/
-----------------------------------------------------------------------------------------------------------------------------------


/1/ The actual expenses incurred by the Funds will be lower than the contract amounts shown above as a result of voluntary fee waivers. The Funds' actual expenses after waivers are currently as follows: (Investment Advisory Fee/Distribution Fee/Other Expenses/Total): Cash Investment Fund (__%/__%/__%/__%), Money Market Fund (__%/__%/__%/__%), [service] Municipal
     Money Market Fund (__%/__%/__%/__%), [service] Treasury Plus Money Market Fund (__%/__%/__%/__%) and U.S. Government Money Market Fund (__%/__%/__%/__%). Fee waivers are voluntary and may be discontinued or modified at any time.

Example Of Expenses
These examples assume a fixed rate of return and that Fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

YOU WOULD PAY THE FOLLOWING EXPENSES ON A $10,000 INVESTMENT ASSUMING A 5% ANNUAL RETURN AND THAT YOU REDEEM YOUR SHARES AT THE END OF EACH PERIOD:

-------------------------------------------------------------------------------------------------------------------
EQUITY AND
   ALLOCATION  FUNDS    Asset Allocation Fund    Growth Fund          Income Equity Fund      Small Cap Fund
-------------------------------------------------------------------------------------------------------------------
                       Institutional Class      Institutional Class   Institutional Class   Institutional Class
-------------------------------------------------------------------------------------------------------------------
1 YEAR
-------------------------------------------------------------------------------------------------------------------
3 YEARS
-------------------------------------------------------------------------------------------------------------------
5 YEARS
-------------------------------------------------------------------------------------------------------------------
10 YEARS
-------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------
                                             Intermediate         Short-Int.
                                                Govt.             U.S. Govt.
INCOME FUNDS               Income Fund       Income Fund          Inc. Fund          Tax-Free Income Fund
-------------------------------------------------------------------------------------------------------------------
                          Institutional     Institutional     Institutional Class   Institutional Class
                              Class             Class
-------------------------------------------------------------------------------------------------------------------
1 YEAR
-------------------------------------------------------------------------------------------------------------------

3 YEARS
-------------------------------------------------------------------------------------------------------------------
5 YEARS
-------------------------------------------------------------------------------------------------------------------
10 YEARS
-------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------
                                              [Service]            [Service]
                                              Municipal       Treasury Plus Money      U.S. Government Money
MONEY MARKET FUNDS      Cash Investment      Money Market         Market Fund               Market Fund
                              Fund               Fund
-------------------------------------------------------------------------------------------------------------------
                        Service   Inst.    Service   Inst.   Service        Inst.            Service
                        Class     Class     Class    Class   Class          Class             Class
-------------------------------------------------------------------------------------------------------------------
1 YEAR
-------------------------------------------------------------------------------------------------------------------
3 YEARS
-------------------------------------------------------------------------------------------------------------------
5 YEARS
-------------------------------------------------------------------------------------------------------------------
10 YEARS
-------------------------------------------------------------------------------------------------------------------

The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

Important information you should look for:

Investment Objective and Investment Policies
What is the Fund trying to achieve? How do we intend to invest your money? What makes a Fund different from the other Funds offered in this Prospectus?


Permitted Investments
A summary of the Fund's key permitted investments and practices.

Important Risk Factors
What are key risk factors for the Fund? They include the factors described in "General Investment Risks" together with any special risk factors for each Fund.

WORDS APPEARING IN ITALICIZED PRINT AND HIGHLIGHTED IN COLOR ARE DEFINED IN THE GLOSSARY.

ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE
The Asset Allocation Fund seeks long-term total return, consistent with reasonable risk.

INVESTMENT POLICIES
We allocate and reallocate assets among common stocks, U.S. Treasury Bonds and money market instruments. This strategy is based on the premise that asset classes are at times undervalued or overvalued in comparison to one another and that investing in undervalued asset classes offers better long-term, risk-adjusted returns.

PERMITTED INVESTMENTS
The asset classes we invest in are:

 .    Stock Investments -- We invest in common stocks representative of the S&P
     500 Index. We do not individually select common stocks on the basis of traditional investment analysis. Instead, stock investments are made according to a weighted formula intended to match the total return of the S&P 500 Index as closely as possible;

 .    Bond Investments -- We invest in U.S. Treasury Bonds representative of the
     Lehman Brothers 20+ Bond Index. Bonds in this Index have remaining maturities of twenty years or more; and

 .    Money Market Investments -- We invest this portion of the Fund in high-
     quality money market instruments, including U.S. Government obligations, obligations of foreign and domestic banks, short-term corporate debt instruments and repurchase agreements.

In addition, under normal market conditions, we may invest:

 .    In call and put options on stock indexes, stock index futures, options on stock index futures, and interest rate futures contracts as a substitute for a comparable market position in stocks or bonds;

 .    In interest rate and index swaps; and

 .    Up to 25% of total assets in foreign obligations qualifying as money market investments.

We manage the allocation of investments in the Fund's portfolio assuming a "normal" allocation of 60% stocks and 40% bonds. This is not a "target" allocation but rather is a design feature that is intended to set a level of risk tolerance for the Fund.

We are not required to keep a minimum investment in any of the three asset classes described above, nor are we prohibited from investing substantially all of our assets in a single class. The allocation may shift at any time.

IMPORTANT RISK FACTORS
Foreign obligations may entail additional risks, such as currency, political, regulatory and diplomatic risks, which are described in more detail in the General Investment Risks section below. The value of investments in options on stock indexes and stock index futures is affected by price movements for the stocks in a particular index, rather than price movements for an individual security.

You should consider the Common Risks on page __, the General Investment Risks beginning on page __ and the specific risks listed here. They are all important to your investment choice.

GROWTH FUND


INVESTMENT OBJECTIVE
The Growth Fund seeks long-term capital appreciation.

INVESTMENT POLICIES
We seek long-term capital appreciation by investing primarily in common stocks and other equity securities and we look for companies that have a strong earnings growth trend that we believe have above-average prospects for future growth.

PERMITTED INVESTMENTS
Under normal market conditions, we invest:

 .    at least 65% of our total assets in equity securities, including common and preferred stocks, and securities convertible into common stocks;

 .    the majority of our total assets in issues of companies with market capitalization that falls within the range of the Russell 1000 Index (As of [MARCH 31, 1999,] this range was from [$____ MILLION TO $____ BILLION.] The range is expected to change frequently.);

 .    up to 25% of our total assets in foreign companies through American
     Depositary Receipts and similar instruments; and

 .    up to 15% of our total assets in emerging markets.

IMPORTANT RISK FACTORS
This Fund is primarily subject to the equity market risks described in the Common Risks section.

You should consider the Common Risks on page ___, and the General Investment Risks beginning on page ___. They are all important to your investment choice.

PORTFOLIO MANAGER
 .    KELLI HILL
     PRINCIPAL - CORE EQUITY TEAM LEADER
     Will manage the Growth Fund upon inception, and has been with Wells Fargo/Wells Capital Management ("WCM") since 1987. Ms. Hill is the Core Equity Team Leader, providing portfolio management and fundamental security analysis for the team. She has over twelve years of equity investment management experience.

INCOME EQUITY FUND

INVESTMENT OBJECTIVE
The Income Equity Fund seeks long-term capital appreciation and above-average dividend income.

INVESTMENT POLICIES
We invest primarily in the common stock of large, high-quality domestic companies that have above-average return potential based on current market valuations. We primarily emphasize investments in securities of companies with above-average dividend income. We use various valuation measures when selecting securities for the portfolio, including above-average dividend yields and below industry average price-to-earnings, price-to-book and price-to-sales ratios. We consider large companies to be those whose market capitalization is greater than the median of the Russell 1000 Index.

PERMITTED INVESTMENTS
Under normal market conditions, we invest:

 .    at least 65% of our total assets in equity securities; and

 .    in issues of companies with market capitalization greater than the median of the Russell 1000 Index (as of March 31, 1999, this median was [$____ BILLION;] the range is expected to change frequently).

We may invest in preferred stock, convertible securities, and securities of foreign companies. We will normally limit our investment in a single issuer to 10% or less of our total assets.

IMPORTANT RISK FACTORS
Stocks selected for their high dividend yields may be more sensitive to interest rate changes than other stocks.

You should consider the Common Risks on page ___, the General Investment Risks beginning on page ___ and the specific risks listed here. They are all important to your investment choice.

CORE/GATEWAY ARRANGEMENT
The Income Equity Fund is a "gateway" fund in a "core/gateway" arrangement. In this arrangement, a "gateway" fund invests all of its assets in a "core" portfolio that has a substantially identical investment objective and substantially similar policies as the gateway fund. Gateway funds investing in the same core portfolio can enhance their investment opportunities and reduce their expense ratios through sharing the costs of managing a large pool of assets. References to the investment activities of the Income Equity Fund also refer to the core portfolio.

PORTFOLIO MANAGERS
 .    DAVID L. ROBERTS, CFA
     Will manage the Income Equity Fund upon inception. Mr. Roberts joins WCM from Norwest Investment Management, Inc. ("NIM"), where he had managed portfolios for NIM or its affiliates since 1972. He has over twenty-six years of investment management experience.

 .    GARY J. DUNN, CFA
     Will co-manage the Income Equity Fund upon inception. Mr. Dunn joins WCM from NIM, where he had managed portfolios for NIM or its affiliates since 1979. He has over twenty years of investment management experience.

SMALL CAP FUND

INVESTMENT OBJECTIVE
The Small Cap Fund seeks long-term capital appreciation.

INVESTMENT POLICIES
We actively manage a diversified portfolio of common stocks issued by companies whose market capitalization falls within the range of the Russell 2000 Index. As of March 31, 1999, the range was [$___ MILLION TO $____ BILLION,] but it is expected to change frequently. We will sell the stock of any company whose market capitalization exceeds the range of this index for sixty consecutive days.

We invest in the common stocks of domestic and foreign companies we believe have above-average prospects for capital growth, or that may be involved in new or innovative products, services and processes.

PERMITTED INVESTMENTS
Under normal market conditions, we invest:

 .    in an actively managed, broadly diversified portfolio of growth-oriented common stocks;

 .    in at least 20 common stock issues spread across multiple industry groups and sectors of the economy;

 .    up to 40% of our assets in initial public offerings or recent start-ups and newer issues;

 .    no more than 25% of our assets in foreign companies through American
     Depositary Receipts or similar issues; and

 .    up to 15% of our portfolio in emerging markets.

IMPORTANT RISK FACTORS
This Fund is designed for investors willing to assume above-average risk. We may invest in companies that:

 .    pay low or no dividends;

 .    have smaller market capitalization;

 .    have less market liquidity;

 .    have no or relatively short operating histories, or are new public companies or are initial public offerings;

 .    have aggressive capital structures including high debt levels; or

 .    are involved in rapidly growing or changing industries and/or new technologies.

Because we may invest in such aggressive securities, share prices may rise and fall more than the share prices of other funds. In addition, our active trading investment strategy may result in a higher-than-average portfolio turnover ratio, increased trading expenses, and higher short-term capital gains.

You should consider the Common Risks on page ___, the General Investment Risks beginning on page ___, and the specific risks listed here. They are all important to your investment choice.

PORTFOLIO MANAGERS
 .    KENNETH LEE
     Will manage the Small Cap Fund upon inception, and has been with Wells Fargo/Wells Capital Management since 1993. Mr. Lee has seven years of experience in the investment industry, and has managed equity investment portfolios since 1995.

 .    THOMAS ZEIFANG, CFA
     Will co-manage the Small Cap Fund upon inception, and has been with Wells Fargo/Wells Capital Management since 1995. Mr. Zeifang provided fundamental security analysis for Fleet Investment Advisors for three years prior to joining Wells Fargo. He has over five years of equity investment management experience.

INCOME FUND

INVESTMENT OBJECTIVE
The Income Fund seeks current income and total return.

INVESTMENT POLICIES
We invest in a diversified portfolio of debt and variable rate debt securities issued by domestic and foreign issuers. We invest in a broad spectrum of U.S. issues, including U.S. Government obligations, mortgage- and other asset-backed securities, and the debt securities of financial institutions, corporations, and others. We attempt to increase the Fund's performance by applying various fixed income management techniques. We combine these techniques with fundamental economic, credit, and market analysis while at the same time controlling total return volatility by targeting the Fund's duration within a narrow band (between 70% and 130%) around the duration of the Lipper Corporate A-Rated Debt Average.

PERMITTED INVESTMENTS
Under normal market conditions, we invest:

 .    up to 70% of our total assets in corporate debt securities such as bonds, debentures and notes, and debt securities that can be converted into or exchanged for common stocks;

 .    at least 30% of our total assets in U.S. Government obligations;

 .    up to 50% of our total assets in mortgage-backed securities and up to 25%
     of our assets in asset-backed securities; and

 .    at least 80% of our total assets in investment-grade securities. The Fund may invest up to 20% of its total assets in below investment-grade securities rated, at the time of purchase, in the fifth highest long-term rating category assigned by an NRSRO or unrated and determined by us to be of comparable quality.

We may also invest in zero coupon securities and enter into dollar roll transactions. We invest primarily in securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 40 years. It is anticipated that the Fund's portfolio will have an average dollar-weighted maturity of between 3 and 15 years.

IMPORTANT RISK FACTORS

Mortgage- and asset-backed securities may not be guaranteed by the U.S. Treasury. Mortgage-backed securities are subject to prepayment risk, which can reduce the rate of return on such securities. The Income Fund may invest in lower-rated securities, which tend to be more sensitive to economic conditions and involve greater credit risk than higher-rated securities.

You should consider the Common Risks on page ___, and the General Investment Risks beginning on page ___. They are all important to your investment choice.

PORTFOLIO MANAGER
 .    MARJORIE H. GRACE, CFA
     Will manage the Income Fund upon inception. Ms. Grace joins WCM from NIM, where she was Director of Taxable Fixed-Income investments. She had managed portfolios for NIM or its affiliates since 1992. She has over eighteen years of investment management experience.

INTERMEDIATE GOVERNMENT INCOME FUND

INVESTMENT OBJECTIVE
The Intermediate Government Income Fund seeks current income, consistent with safety of principal.

INVESTMENT POLICIES
We invest primarily in fixed and variable rate U.S. Government obligations. Under normal circumstances, we intend to invest at least 65% of our total assets in U.S. Government obligations and may invest up to 35% of our total assets in debt securities that are not U.S. Government obligations. We emphasize the use of intermediate maturity securities to reduce interest rate risk and use mortgage-backed securities to enhance yield.

PERMITTED INVESTMENTS
Under normal market conditions, we invest:

 .    at least 65% of our total assets in U.S. Government obligations;

 .    up to 50% of our total assets in mortgage-backed securities, and up to 25%
     of our total assets in asset-backed securities; and

 .    up to 10% of our total assets in zero coupon securities.

As part of our mortgage-backed securities investments, we may enter into dollar rolls. We may not invest more than 25% of our total assets in securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury.

We will purchase only securities that are rated, at the time of purchase, within the two highest rating categories assigned by an NRRO or, if unrated, are determined by us to be of comparable quality.

We may use options, swap agreements, interest rate caps, floors and collars, and futures contracts to manage risk. We also may use options to enhance return.

IMPORTANT RISK FACTORS

Mortgage- and asset-backed securities may not be guaranteed by the U.S. Treasury. Mortgage-backed securities are subject to prepayment risk, which can reduce the rate of return on such securities.

You should consider the Common Risks on page ___, the General Investment Risks beginning on page ___, and the specific risks listed here. They are all important to your investment choice.

PORTFOLIO MANAGERS
 .    MARJORIE H. GRACE, CFA
     Will manage the Intermediate Government Income Fund upon inception. Ms. Grace joins WCM from NIM, where she was Director of Taxable Fixed-Income investments. She had managed portfolios for NIM or its affiliates since 1992. She has over eighteen years of investment management experience.

SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND

INVESTMENT OBJECTIVE
The Short-Intermediate U.S. Government Income Fund seeks current income, while preserving capital.

INVESTMENT POLICIES
We seek current income by actively managing a diversified portfolio consisting primarily of short- to intermediate-term U.S. Government obligations. We may invest in securities of any maturity. Under ordinary circumstances, we expect to maintain a dollar-weighted average maturity of between 2 and 5 years. We seek to preserve capital by shortening average maturity when we expect interest rates to increase and to increase total return by lengthening maturity when we expect interest rates to fall.

PERMITTED INVESTMENTS
Under normal market conditions, we invest:

 .    at least 65% of our total assets in U.S. Government obligations or repurchase agreements collateralized by U.S. Government obligations;

 .    in investment grade corporate debt securities including asset-backed securities;

 .    no more than 5% of our total assets in securities downgraded below investment-grade after we acquired them;

 .    up to 25% of assets in dollar-denominated debt of U.S. branches of foreign banks or foreign branches of U.S. banks; and

 .    in stripped Treasury securities, adjustable-rate mortgage securities, and adjustable portions of collateralized mortgage obligations.

IMPORTANT RISK FACTORS

Mortgage- and asset-backed securities may not be guaranteed by the U.S. Treasury. Mortgage-backed securities are subject to prepayment risk, which can reduce the rate of return on such securities.

Stripped Treasury securities have greater interest rate risk than traditional government securities with identical credit ratings and like maturities.

You should consider the Common Risks on page ___, the General Investment Risks beginning on page ___, and the specific risks listed above. They are all important to your investment choice.

PORTFOLIO MANAGERS
 .    PAUL C. SINGLE
     PRINCIPAL
     Will manage the Short-Intermediate U.S. Government Income Fund upon inception, and has been with Wells Fargo/Wells Capital Management since 1989. Mr. Single has over 16 years of investment management experience.

 .    JACQUELINE A. FLIPPIN
     PRINCIPAL
     Will co-manage the Short-Intermediate U.S. Government Income Fund upon inception, and has been with Wells Fargo/Wells Capital Management since 1998. Prior to joining the firm, Ms. Flippin was a short-term debt securities trader and portfolio manager for McMorgan & Company. Ms. Flippin has over ten years of investment management experience.

TAX-FREE INCOME FUND

INVESTMENT OBJECTIVE
The Tax-Free Income Fund seeks current income exempt from federal income taxes.

INVESTMENT POLICIES
We invest primarily in a portfolio of investment grade municipal securities. We invest at least 80% of our total assets in municipal securities paying interest exempt from federal income taxes, including the federal AMT.

PERMITTED INVESTMENTS
Under normal market conditions, we invest:

 .    at least 80% of our total assets in municipal obligations that pay interest exempt from federal income tax;

 .    up to 20% of our total assets in securities subject to the federal AMT; and

 .    in municipal obligations rated in the four highest credit categories by nationally recognized rating organizations.

The average dollar-weighted maturity of the Fund's assets normally will be between 10 and 20 years, but may vary depending on market conditions. In general, the longer the maturity of a municipal security, the higher the rate of interest is pays. However, a longer maturity is generally associated with a higher level of volatility in the market value of a security. We emphasize investments in municipal securities with interest income rather than stability of the Fund's net asset value.

IMPORTANT RISK FACTORS

Municipal obligations rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of reduced supply, therefore increasing the cost of such securities and effectively reducing yields to the portfolio.

You should consider the Common Risks on page ___, the General Investment Risks beginning on page ___, and the specific risks listed above. They are all important to your investment choice.

PORTFOLIO MANAGER
 .    WILLIAM T. JACKSON, CFA
     Will manage of the Tax-Free Income Fund upon its inception. Mr. Jackson joins WCM from NIM, where he was Managing Director of Tax-Exempt Fixed-Income investing. He had managed portfolios for NIM or its affiliates since 1993. He has over fourteen years of investment management experience.

CASH INVESTMENT FUND

INVESTMENT OBJECTIVE
The Cash Investment Fund seeks high current income, preservation of capital and liquidity.

INVESTMENT POLICIES
We invest in a broad spectrum of high quality money market instruments. These include commercial paper, negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches, U.S. branches and agencies of foreign banks, and wholly owned banking-related subsidiaries of foreign banks. We limit our investments in obligations of financial institutions to institutions that at the time of investment have total assets in excess of $1 billion, or the equivalent in other currencies.

PERMITTED INVESTMENTS
Under normal market conditions, we invest:

 .    at least 80% of our assets in high-quality, short-term instruments of domestic and foreign issuers;

 .    up to 25% of our assets in foreign obligations; and

 .    not more than 25% of our assets in any single industry, subject to certain exceptions (see Statement of Additional Information for details).

IMPORTANT RISK FACTORS

Although we seek to maintain a $1.00 per share net asset value, there is no guarantee that we will be able to do so. Fluctuations in share value may cause a loss or gain in principal. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments.

You should consider the Common Risks on page ___, the General Investment Risks beginning on page ___, and the specific risks listed above. They are all important to your investment choice.

[SERVICE] MUNICIPAL MONEY MARKET FUND

INVESTMENT OBJECTIVE
The [Service] Municipal Money Market Fund seeks high current income exempt from federal income taxes, while preserving capital and liquidity.

INVESTMENT POLICIES
We invest 100% of our assets in short-term municipal instruments, including leases. These investments may have fixed, variable, or floating rates of interest and may be zero coupon securities. We normally will invest at least 80% of our total assets in federally tax-exempt instruments whose income may be subject to the federal AMT. We may invest up to 20% of our total assets in securities that pay interest income subject to federal income tax.

PERMITTED INVESTMENTS
Under normal market conditions, we invest:

 .    at least 80% of our assets in federally tax-exempt instruments whose income may be subject to the federal AMT; and

 .    up to 35% of our assets in issuers located in a single state.

We may invest more than 25% of our total assets in industrial development bonds and in participation interests in these types of bonds guaranteed by banks and insurance companies.

IMPORTANT RISK FACTORS

Although we seek to maintain a $1.00 per share net asset value, there is no guarantee that we will be able to do so. Fluctuations in share value may cause a loss or gain in principal. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments.

You should consider the Common Risks on page ___, the General Investment Risks beginning on page ___, and the specific risks listed above. They are all important to your investment choice.

[SERVICE] TREASURY PLUS MONEY MARKET FUND


INVESTMENT OBJECTIVE
The [SERVICE] Treasury Plus Money Market Fund seeks current income and stability of principal.

INVESTMENT POLICIES
We invest in obligations issued or guaranteed by the U.S. Treasury. We also invest in notes, repurchase agreements and other instruments collateralized or secured by Treasury obligations. We buy obligations with remaining maturities of 397 days or less.

PERMITTED INVESTMENTS
Under normal market conditions, we invest:

 .  in U.S. Treasury obligations; and
 .  in repurchase agreements collateralized by U.S. Treasury obligations;

As a temporary defensive measure, or to maintain liquidity, we may invest in shares of other money market funds that have similar investment objectives.

IMPORTANT RISK FACTORS

Although we seek to maintain a $1.00 per share net asset value, there is no guarantee that we will be able to do so. Fluctuations in share value may cause a loss or gain in principal. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments.

You should consider the Common Risks on page ___, the General Investment Risks beginning on page ___, and the specific risks listed above. They are all important to your investment choice.

U.S. GOVERNMENT MONEY MARKET FUND


INVESTMENT OBJECTIVE
The U.S. Government Money Market Fund seeks high current income, while preserving capital and liquidity.

INVESTMENT POLICIES
We invest in U.S. Government obligations, or repurchase agreements collateralized by such obligations. We buy obligations with remaining maturities of 397 days or less.

PERMITTED INVESTMENTS
Under normal market conditions, we invest at least 65% of our assets:

 .  in U.S. Government obligations; and
 .  in repurchase agreements collateralized by U.S. Government obligations.

IMPORTANT RISK FACTORS

Although we seek to maintain a $1.00 per share net asset value, there is no guarantee that we will be able to do so. Fluctuations in share value may cause a loss or gain in principal. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments.

You should consider the Common Risks on page ___, the General Investment Risks beginning on page ___, and the specific risks listed above. They are all important to your investment choice.

GENERAL INVESTMENT RISKS

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the Summary of Important Risks on page ___. Other risks of mutual fund investing include the following:

 . Unlike bank deposits such as CDs or savings accounts, mutual funds are not insured by the FDIC.

 .  We cannot guarantee that we will meet our investment objectives.

 . We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.

 . Share prices -- and therefore the value of your investment -- will increase and decrease with changes in the value of the underlying securities and other investments.

 . Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.

 . An investment in a single Fund, by itself, does not constitute a complete investment plan.

 . The Funds may invest a portion of their assets in U.S. Government obligations. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Treasury, and the U.S. Government's guarantee does not extend to the Funds themselves.

 . The Funds may use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

 . The Funds may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. This practice is expected to have limited, if any, effect on Fund objectives over the long term.

 . The Asset Allocation Fund and the taxable income funds invest a portion of their assets in GNMAs, FNMAs and FHLMCs. Each are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. A "pool" or group of such mortgages is assembled and, after being approved by the issuing entity, is offered to investors through securities dealers. Mortgage-backed securities are subject to prepayment risk, which can alter the maturity of the securities and also reduce the rate of return on such investments. Collateralized mortgage obligations ("CMOs") represent principal-only and interest-only portions of such securities that are subject to increased interest-rate and credit risk.

 . The market value of lower-rated debt securities and unrated securities of comparable quality that the Income Fund may invest in tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-rated securities also tend to be more sensitive to economic conditions than higher-rated securities. These lower-rated debt securities are considered by the rating agencies, on balance, to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. These securities generally involve more credit risk than securities in higher-rating categories. Even securities rate "BBB" by S&P or by Moody's ratings which are considered investment-grade, possess some speculative characteristics.

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective.

What follows is a general list of the types of risks (some of which are described above) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

COUNTER-PARTY RISK -- The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

CREDIT RISK -- The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

CURRENCY RISK-- The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

DIPLOMATIC RISK--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value of liquidity of investments in either country.

EXPERIENCE RISK--The risk presented by a new or innovative security. The risk is that insufficient experience exists to forecast how the security's value might be affected by various economic conditions:

INFORMATION RISK--The risk that information about a security is either unavailable, incomplete or is inaccurate.

INTEREST RATE RISK--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer maturities.

LEVERAGE RISK--The risk that an investment practice, such as lending portfolio securities, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

LIQUIDITY RISK--The risk that a security cannot be sold, or cannot be sold without adversely affecting the price.

MARKET RISK--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

POLITICAL RISK--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

PREPAYMENT RISK--The risk that consumers will pre-pay mortgage loans, which can alter the maturity of a mortgage-backed security, increase interest-rate risk, and reduce rates of return.

REGULATORY RISK--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

YEAR 2000 RISK--The Funds' principal service providers have advised the Funds that they are working on the necessary changes to their computer systems to avoid any system failure based on an inability to distinguish the year 2000 from the year 1900, and that they expect their systems to be adapted in time. There can, of course, be no assurance of success. In addition, the companies or entities in which the Funds invest also could be adversely impacted by the Year 2000 issue. The extent of such impact cannot be predicted.

INVESTMENT PRACTICE/RISK
The following table lists some of the additional investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Policies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Policies for each Fund or the Statement of Additional Information for more information on these practices.

THESE INVESTMENT PRACTICES AND RISKS ARE COMMON TO ALL THE FUNDS:

------------------------------------------------------------------------------
INVESTMENT PRACTICE                                        RISK

------------------------------------------------------------------------------
FLOATING AND VARIABLE RATE DEBT

Instruments with interest rates that are adjusted either   Interest Rate and
on a schedule or when an index or benchmark changes.       Credit Risk
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A transaction in which the seller of a security agrees to  Credit and
buy back a security at an agreed upon time and price,      Counter-Party Risk
usually with interest.
------------------------------------------------------------------------------
OTHER MUTUAL FUNDS
The temporary investment in shares of another mutual       Market Risk
fund.  A pro rata portion of the other fund's expenses,
in addition to the expenses paid by the Funds, will be
borne by Fund shareholders.
------------------------------------------------------------------------------
FOREIGN SECURITIES
Securities issued by a non-U.S. company or debt of a       Information, Political
foreign government in the form of an American              Regulatory, Diplomatic,
Depositary Receipt or similar instrument.                  Liquidity and Currency
                                                           Risk

--------------------------------------------------------------------------------
INVESTMENT PRACTICE                                        RISK
--------------------------------------------------------------------------------

PRIVATELY ISSUED SECURITIES
Securities that are not publicly traded but which
may or may not be resold in accordance with Rule 144A     Liquidity Risk
of the Securities Act of 1933.

LOANS OF PORTFOLIO SECURITIES
The practice of loaning securities to brokers, dealers    Credit, Counter-Party
and financial institutions to increase return on those    and Leverage Risk
securities.  Loans may be made up to 1940 Act limits
(currently 33 1/3% of total assets).

BORROWING POLICIES
The ability to borrow from banks for temporary            Leverage Risk
purposes to meet shareholder redemptions.
--------------------------------------------------------------------------------
ILLIQUID SECURITIES                                       Liquidity Risk
A security that cannot be readily sold, or cannot be
readily sold without negatively affecting its fair
price. Limited to 15% of total assets (10% for money
market funds).
--------------------------------------------------------------------------------

THESE INVESTMENT PRACTICES AND RISKS ARE COMMON TO THE EQUITY AND ALLOCATION
FUNDS:

--------------------------------------------------------------------------------
INVESTMENT PRACTICE                                       RISK

--------------------------------------------------------------------------------
OPTIONS
The right or obligation to receive or deliver a security  Credit, Information or cash payment depending on the security's price or the and Liquidity Risk performance of an index or benchmark. Types of options used may include:  options on securities, options on
stock index, stock index futures and options on stock
index futures to protect liquidity and portfolio value.
--------------------------------------------------------------------------------

THESE INVESTMENT PRACTICES AND RISKS ARE COMMON TO THE INCOME FUNDS:

--------------------------------------------------------------------------------
INVESTMENT PRACTICE                                        RISK
--------------------------------------------------------------------------------
FORWARDING COMMITMENTS, WHEN-ISSUED SECURITIES
DELAYED DELIVERY TRANSACTIONS                              Interest Rate,
Securities bought or sold for delivery at a later date or  Leverage, Credit and
bought or sold for a fixed price at a fixed date.          Experience Risk
--------------------------------------------------------------------------------
MORTGAGE- AND ASSET-BACKED SECURITIES
Securities consisting of an undivided fractional           Interest Rate, Credit,
interests in pools of consumer loans, such as mortgage     Prepayment and
loans, car loans, credit card debt, or receivables held    Experience Risk
in trust.
--------------------------------------------------------------------------------
HIGH YIELD SECURITIES
Debt securities of lower quality that produce generally    Interest Rate and
higher rates of return.  These securities tend to be       Credit Risk
more sensitive to economic conditions and during
sustained periods of rising interest rates, may
experience interest and/or principal defaults.
--------------------------------------------------------------------------------
STRIPPED OBLIGATIONS
Securities that give ownership to either future            Interest Rate Risk
payments of interest or a future payment of
principal, but not both.  These securities tend to have
greater interest rate sensitivity than conventional
debt obligations.  Each Fund may invest up to [20%] of
assets in interest-only or principal-only obligations,
or a combination thereof.
--------------------------------------------------------------------------------
LOAN PARTICIPATIONS
Debt obligations that represent a portion of a larger      Credit Risk
loan made by a bank.  Generally sold without
guarantee or recourse, some participations sell at a
discount because of the borrower's credit problems.
Limited to [5%] of total assets.
--------------------------------------------------------------------------------

ORGANIZATION AND MANAGEMENT OF THE FUNDS

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

ABOUT WELLS FARGO FUNDS TRUST
Wells Fargo Funds Trust (the "Trust") was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage
Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc., the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998. Each of the Funds described in this prospectus is intended to succeed to the assets and operations of one or more Stagecoach and/or Norwest Advantage Funds. One of these predecessor funds is expected to be the "accounting survivor," which means that its performance and financial statement history will be assumed by the Wells Fargo Funds Trust Fund. The succession transactions are conditioned on shareholder approval by the shareholders of the various Stagecoach and Norwest Advantage Funds. The Table on page __ identifies the expected accounting survivors.

In the following sections, the percentages shown are the percentages of the average daily net assets of each Fund class paid on an annual basis for the services described.

--------------------------------------------------------------------------------
                               BOARD OF TRUSTEES
--------------------------------------------------------------------------------
                       Supervises the Funds' activities
--------------------------------------------------------------------------------
        INVESTMENT ADVISER                            CUSTODIAN
--------------------------------------------------------------------------------
Wells Fargo Bank, N.A.                    Norwest Bank Minnesota, N.A.
525 Market St., San Francisco, CA         6th St. & Marquette, Minneapolis, MN
Manages the Funds' investment             (All Funds except Asset Allocation
activities                                Fund)

                                          Barclays Global Investors, N.A.
                                          45 Fremont St., San Francisco, CA
                                          (Asset Allocation Fund)

                                          Provide safekeeping for the Funds'
                                          assets
--------------------------------------------------------------------------------
                             INVESTMENT SUB-ADVISORS
--------------------------------------------------------------------------------
Wells Capital                                              Barclays Global
Management, Inc.                                           Fund Advisors
525 Market Street                                          45 Fremont Street
San Francisco, CA                                          San Francisco, CA
--------------------------------------------------------------------------------
                                                                      SHAREHOLDER
                                                    TRANSFER           SERVICING
      DISTRIBUTOR            ADMINISTRATOR            AGENT              AGENTS
 -------------------------------------------------------------------------------

 Stephens Inc.           Wells Fargo Bank, N.A.  BFDS                  Various
 111 Center St.          525 Market St.          Two Heritage Drive    Agents
 Little Rock, AR         San Francisco, CA       Quincy, MA
 Markets the Funds,      Manages the             Maintains records     Provide
 distributes shares,     Funds' business         of shares and         services to
 and manages the Funds'  activities              supervises the        customers
 business activities                             paying of dividends
 -------------------------------------------------------------------------------

                  FINANCIAL SERVICES FIRMS AND SELLING AGENTS
 ------------------------------------------------------------------------------
     Advise current and prospective shareholders on their Fund investments
 ------------------------------------------------------------------------------

                                   SHAREHOLDERS
 ------------------------------------------------------------------------------

THE INVESTMENT ADVISOR
Wells Fargo Bank provides portfolio management and fundamental security Norwest Investment Management, Inc. ("NIM"), a wholly owned subsidiary of Wells analysis services as the advisor for each of the Funds. Wells Fargo Bank, Fargo & Co., is the sub-advisor for the Income Equity, Income, Intermediate founded in 1852, is the oldest bank in the western United States and is Government Income, Tax-Free Income, Cash Investment, Municipal Money Market, one of the largest banks in the United States. Wells Fargo Bank is a Treasury Plus Money Market and U.S. Government Money Market Funds. As of April wholly owned subsidiary of Wells Fargo & Company, a national bank holding 1, 1999, NIM provided investment advisory services for approximately [$52.9] company. As of March 31, 1999, Wells Fargo Bank and its affiliates billion in assets. provided advisory services for over [$63] billion in assets.

For providing these services, Wells Fargo Bank is entitled to receive the following fees:

--------------------------------------------------------------------------
EQUITY AND ALLOCATION FUNDS
--------------------------------------------------------------------------
Asset Allocation Fund                                                  .80
--------------------------------------------------------------------------
Growth Fund                                                            .75
--------------------------------------------------------------------------
Income Equity Fund                                                     .75
--------------------------------------------------------------------------
Small Cap Fund                                                         .90
--------------------------------------------------------------------------
INCOME FUNDS
--------------------------------------------------------------------------
Income Fund                                                            .50
--------------------------------------------------------------------------
Intermediate Government Income Fund                                    .50
--------------------------------------------------------------------------
Short-Intermediate U.S. Government Income Fund                         .50
--------------------------------------------------------------------------
Tax-Free Income Fund                                                   .40
--------------------------------------------------------------------------
MONEY MARKET FUNDS
--------------------------------------------------------------------------
Cash Investment Fund                                                   .10
--------------------------------------------------------------------------
Municipal Money Market Fund                                            .10
--------------------------------------------------------------------------
Treasury Plus Money Market Fund                                        .10
--------------------------------------------------------------------------
U.S. Government Money Market Fund                                      .35
--------------------------------------------------------------------------

THE SUB-ADVISORS
Wells Capital Management ("WCM"), a wholly owned subsidiary of Wells Fargo Bank N.A., is the sub-advisor for all of the Funds except the Asset Allocation Fund. In this capacity, it is responsible for the day-to-day investment management activities of the Funds. As of March 31, 1999, WCM provided advisory services for over [$32] billion in assets.

Barclays Global Fund Advisors ("BGFA"), a wholly owned subsidiary of Barclays Global Investors, N.A. and an indirect subsidiary of Barclays Bank PLC, is the sub-advisor for the Asset Allocation Fund. In this capacity, it is responsible for the model that is used to manage the investment portfolio and the selection of securities for the portfolio. BGFA was created from the reorganization of Wells Fargo Nikko Investment Advisors, a former affiliate of Wells Fargo Bank, and is one of the largest providers of index portfolio management services. As of March 31, 1999, BGFA provided investment advisory services for [$575] billion in assets.

THE ADMINISTRATOR
Wells Fargo Bank provides the Funds with administrative services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Wells Fargo Bank also furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Wells Fargo Bank is entitled to receive a fee of .15% of the average annual net assets of each Fund.

SHAREHOLDER SERVICING PLAN
We have a shareholder servicing plan for the Service Class and Institutional Class shares of certain Funds as shown in the chart below. Under this plan, we have engaged various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services.

For these services relevant Classes pay shareholder servicing agents as follows:

--------------------------------------------------------------------------------
                                                        Service       Inst.
FUND                                                     Class        Class
--------------------------------------------------------------------------------
Small Cap Fund                                             N/A        .10%
--------------------------------------------------------------------------------
Cash Investment Fund                                      .25%         N/A
--------------------------------------------------------------------------------
Municipal Money Market Fund                               .25%         N/A
--------------------------------------------------------------------------------
Treasury Plus Money Market Fund                           .25%         N/A
--------------------------------------------------------------------------------

YOUR ACCOUNT

This section tells you how Fund shares are priced, how to open an account and how to buy and sell Fund shares once your account is open.

PRICING FUND SHARES:
 . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.

 . We determine the Net Asset Value ("NAV") of each class of the Funds' shares each business day as of the close of regular trading on the NYSE. We determine the NAV by subtracting the Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. Each Fund's assets are generally valued at current market prices. See the Statement of Additional Information for further disclosure.

 . We process requests to buy or sell shares of the non-money market funds each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 1:00 p.m. (Pacific time)/3:00 p.m.

   (Central time). The money market funds calculate NAV at 2:00 p.m. (Pacific time)/4:00 p.m. (Central time). If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Any request we receive in proper form before the close of regular trading on the NYSE is processed the same day. Requests we receive after the cut off are processed the next business day.

 . The non-money market Funds are open for business on each day the NYSE is open for business. NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

 . The money market funds are open for business each day Wells Fargo Bank is open for business and are closed generally on federal bank holidays.

Typically, Institutional Class shares are bought and held on your behalf by the Institution through which you are investing. Check with your customer account representative or your Customer Account Agreement for the rules governing your investment.

MINIMUM INVESTMENTS:
 . Minimum, initial and subsequent investment amounts are determined by your Customer Account Agreement with your Institution, and are generally:

   .  $1,000,000 per Fund minimum initial investment.

   .  $25,000 per Fund for all investments after your first.

HOW TO BUY SHARES
You can open a Fund account and buy Fund shares through an Institution through which you have established a Customer Account. Investors interested in purchasing Institutional shares of the Funds should contact an account representative at their Institution and should understand the following:

 . Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;

 . Institutions are usually the holders of record of Institutional shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;

 . Institutions are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis;

 . The exercise of voting rights and the delivery of shareholder communications from the Funds is governed by the terms of the Customer Account involved; and

 . Institutions may charge their customers account fees and may receive fees from us with respect to investments their customers have made with the Funds. See "Organization and Management of the Funds" for further details about these fees.

HOW TO SELL SHARES
Institutional shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

GENERAL NOTES FOR SELLING SHARES
 . We process requests we receive from an Institution in proper form before the close of the NYSE, usually 1:00 P.M. Pacific time, at the NAV determined on the same business day. Requests we receive after this time are processed on the next business day.

 . Redemption proceeds are usually wired to the redeeming Institution the following business day.

 . We reserve the right to delay payment of a redemption for up to 15 days so that we may be reasonably certain that investments made by check have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Payments of redemptions also may be delayed up to seven days under normal circumstances, although it is not our policy to delay such payments.

 . Generally, we pay redemption requests in cash, unless the redemption requests is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over a ninety-day period. If a request for a redemption is over these limits it may be to the detriment of existing shareholders. Therefore, we may pay the redemption in part on in whole in securities of equal value.


EXCHANGES

Exchanges between Wells Fargo Funds are two transactions: a sale of one Fund and the purchase of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 . You should carefully read the Prospectus for the Fund into which you wish to exchange.

 . Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for federal income tax purposes.

 . If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.

 . Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

 . In order to discourage excessive Fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders. Generally, we will notify you 60 days in advance of any changes in your exchange privileges.

 .  You may make exchanges only between like share classes.

OTHER INFORMATION

DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS
The Funds in this Prospectus pay dividends periodically and make capital gains distributions annually. The equity funds, except the Small Cap Fund, pay any dividends quarterly. The Small Cap Fund pays any dividends annually. The income and money market funds pay any dividends monthly.

Distributions paid by a Fund are automatically reinvested to purchase new shares of the Funds. The new shares are purchased at NAV, generally on the day distributions are paid.

TAXES
The following discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important tax considerations that affect the Funds and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Federal income tax considerations are discussed further in the Statement of Additional Information.

Dividends distributed from the Tax-Free Income Fund and Municipal Money Market Fund attributable to their net interest income from tax-exempt securities will not be subject to federal income tax. Dividends distributed from these and the other Funds attributable to their income from other investments and net short-term capital gain (generally, the excess of net short-term capital gains over net long-term capital losses) will be taxable to you as ordinary income. Corporate shareholders may be able to deduct a portion of their dividends when determining their taxable income.

We will pass on to you any net capital gain (generally the excess of net long-term capital gains over net short-term capital losses) earned by a Fund as a capital gain distribution. In general, these distributions will be taxable to you as long-term capital gains which may qualify for taxation at preferential rates in the hands of non-corporate shareholders.

In general, all distributions will be taxable to you when paid even if they are paid in additional Fund shares. However, distributions declared in October, November and December are distributed by the following January will be taxable as if they were paid on December 31 of the year in which they were declared. We will notify you annually as to the status of your Fund distributions.

If you buy shares of a Fund shortly before it makes a distribution, your distribution from the Fund will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund that holds appreciated securities in its portfolio, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. Some of the Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Except in the case of Money Market Funds, your redemptions (including redemptions in-kind) and exchanges of Fund shares will ordinarily result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to have paid) for them. As long as a money market fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of such Fund shares.

Foreign shareholders may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents may also be subject to backup withholding at a 31% rate on distributions from and redemption proceeds paid by a Fund.


                     TABLE OF PREDECESSORS

The Funds described in this Prospectus were created as part of the reorganization of the Stagecoach Family of Funds, advised by Wells Fargo Bank, N.A., and the Norwest Advantage Family of Funds, advised by Norwest Investment Management, Inc., into a single mutual fund complex. The reorganization followed the merger of the advisers' parent companies.

The chart below indicates the Stagecoach and Norwest Advantage portfolios that are expected to be the accounting survivors.

--------------------------------------------------------------------------------
WELLS FARGO                            ACCOUNTING
FUNDS TRUST                            SURVIVOR
--------------------------------------------------------------------------------
EQUITY AND ALLOCATION FUNDS
--------------------------------------------------------------------------------
Asset Allocation Fund                  Stagecoach Asset Allocation Fund
--------------------------------------------------------------------------------
Growth Fund                            Stagecoach Growth Fund
--------------------------------------------------------------------------------
Income Equity Fund                     Norwest Advantage Income Equity Fund
--------------------------------------------------------------------------------
Small Cap Fund                         Stagecoach Small Cap Fund
--------------------------------------------------------------------------------
INCOME FUNDS
--------------------------------------------------------------------------------
Income Fund                            Norwest Advantage Income Fund
--------------------------------------------------------------------------------
Intermediate Government                Norwest Advantage Intermediate
  Income Fund                            Government Income Fund
--------------------------------------------------------------------------------
Short-Intermediate U.S.                Stagecoach Short-Intermediate U.S.
  Government Income Fund                 Government Income Fund
--------------------------------------------------------------------------------
Tax-Free Income Fund                   Norwest Advantage Tax-Free Income Fund
--------------------------------------------------------------------------------
MONEY MARKET FUNDS
--------------------------------------------------------------------------------
Cash Investment Fund                   Norwest Advantage Cash Investment Fund
--------------------------------------------------------------------------------
[Service] Municipal Money Market       Norwest Advantage Municipal Money
  Fund                                   Market Fund
--------------------------------------------------------------------------------
[Service] Treasury Plus Money Market
  Fund                                 Stagecoach Treasury Plus Money Market
--------------------------------------------------------------------------------
U.S. Government Money Market Fund      Norwest Advantage U.S. Government Fund
--------------------------------------------------------------------------------

GLOSSARY

We provide the following definitions to assist you in reading this prospectus. For a more complete understanding of these terms you should consult your financial adviser.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which allows banks to process checks, transfer funds and perform other tasks.

AMERICAN DEPOSITARY RECEIPTS ("ADRS")
Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies.

ANNUAL AND SEMI-ANNUAL REPORT
A document that provides certain financial and other important information for the most recent reporting period and each Fund's portfolio of investments.

ASSET-BACKED SECURITIES
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

BELOW INVESTMENT-GRADE
Securities rated BBB or lower by S&P or Baa or lower by Moody's Investor Services, or that may be unrated securities or securities considered to be "high risk."

BUSINESS DAY
Any day the New York Stock Exchange is open is a business day for the Funds.

CAPITAL APPRECIATION, CAPITAL GROWTH
The increase in the value of a security. See also "total return."

CAPITALIZATION
When referring to the size of a company, capitalization means the total number of a company's outstanding shares of stock multiplied by the price per share. This is an accepted method of determining a company's size and is sometimes referred to as "market capitalization."

CAPITAL STRUCTURE
Refers to how a company has raised money to operate. Can include, for example, borrowing or selling stock.

COMMERCIAL PAPER
Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

CONVERTIBLE DEBT SECURITIES
Bonds or notes that are exchangeable for equity securities at a set price on a set date or at the election of the holder.

CURRENT INCOME
Earnings in the form of dividends or interest as opposed to capital growth. See also "total return."

DEBT SECURITIES
Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

DERIVATIVES
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

DISTRIBUTIONS
Dividends and/or capital gains paid by a Fund on its shares.

DIVERSIFIED
A diversified fund, as defined by the Investment Company Act of 1940, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds' total assets.

DOLLAR-DENOMINATED
Securities issued by foreign banks, companies or governments in U.S. dollars.

DOLLAR ROLLS
Similar to a reverse Repurchase Agreement, dollar rolls are simultaneous agreements to sell a security held in a portfolio and to purchase a similar security at a future date at an agreed-upon price.

DURATION
A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

FHLMC
FHLMC securities are commonly known as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

FNMA
FNMA securities are known as "Fannie Maes" are issued by the Federal National Mortgage Association, and FHLMC securities as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

GNMA
GNMA securities are commonly known as "Ginnie Maes" and are issued by the Government National Mortgage Association.

HEDGE
Strategy used to offset investment risk. A perfect hedge is one eliminating the possibility of future gain or loss.

ILLIQUID SECURITY
A security which cannot be readily sold, or cannot be readily sold without negatively affecting its fair price.

INITIAL PUBLIC OFFERING
The first time a company's stock is offered for sale to the public.

INVESTMENT-GRADE DEBT
A type of bond rated in the top four investment categories by a nationally recognized ratings organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

LIQUIDITY
The ability to readily sell a security at a fair price.

MONEY MARKET INSTRUMENTS
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

MOODY'S
A nationally recognized ratings organization.

NATIONALLY RECOGNIZED RATING ORGANIZATION (NRRO)
A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

NET ASSET VALUE (NAV)
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares. The NAV is calculated separately for each class of the Fund, and is determined as of the close of regular trading on each business day the NYSE is open, typically 1:00 P.M. (Pacific time).

OPTIONS
An option is the right to buy or sell a security based on an agreed upon price for at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

PRESERVATION OF CAPITAL
The attempt by a fund's manager to reduce drops in the net asset value of fund shares in order to preserve the initial investment.

PRINCIPAL STABILITY
The degree to which share prices for a fund remain steady. Money market funds attempt to achieve the highest degree of principal stability by maintaining a $1.00 per share net asset value. More aggressive funds may not consider principal stability an objective.

PUBLIC OFFERING PRICE (POP)
The NAV with the sales load added.

PRICE-TO-EARNINGS RATIO
The ratio between a stock's price and its historical, current or anticipated earnings. Low ratios typically indicate a high yield. High ratios are characteristic of growth stocks which generally have low current yields.

REPURCHASE AGREEMENT
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

RUSSELL 1000 INDEX
An index comprised of 1000 largest firms listed on the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 1000 is considered a "large cap" index.

RUSSELL 2000 INDEX
An index comprised of the 2000 smallest firms listed on the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 2000 is considered a "small cap" index.

SELLING AGENT
A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

SHAREHOLDER SERVICING AGENT
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

SIGNATURE GUARANTEE
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

S&P(TM), S&P 500 INDEX
Standard and Poors, a nationally recognized ratings organization. S&P's also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

STATEMENT OF ADDITIONAL INFORMATION
A document that supplements the disclosure made in the Prospectus.

STRIPPED TREASURY SECURITIES
Debt obligations in which the interest payments and the repayment of principal are separated and sold as securities.

TAXPAYER IDENTIFICATION NUMBER
Usually the social security number for an individual or the Employer Identification Number for a corporation.

TOTAL RETURN
The total value of capital growth and the value of all distributions, assuming that distributions were used to purchase additional shares of the Funds.

TURNOVER RATIO
The percentage of the securities held in a Fund's portfolio, other than short-term securities, that were bought or sold within a year.

UNDERVALUED
Describes a stock that is believed to be worth more than its current price.

U.S. GOVERNMENT OBLIGATIONS
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

VALUE STRATEGY
A strategy of investing which tries to identify and buy undervalued stocks under the assumption that the stock will eventually rise to its "fair market" value.

WARRANTS
The right to buy a stock at a set price for a set time.

WEIGHTED-AVERAGE MATURITY
The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.

ZERO COUPON BONDS
Bonds that make no periodic interest payments and which are usually sold at a discount of their face value. Zero coupon bonds are subject to interest rate and credit risk.

BACK COVER

WELLS FARGO FUNDS TRUST

You may wish to review the following documents:

STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORT
provides certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, for the most recent reporting period.

These documents are available free of charge:
Call [1-800-222-8222], or
Write to:
Wells Fargo Funds Trust
PO Box 7066
San Francisco, CA 94120-7066

Visit the SEC'S web site:
http://www.sec.gov, or

Request copies for a fee by writing to:
SEC Public Reference Room, Washington, DC 20549-6009
(call: 1-800-SEC-0330 for details)

                                                                       DRAFT

                            WELLS FARGO FUNDS TRUST
                          Telephone:  1-800-222-8222

                      STATEMENT OF ADDITIONAL INFORMATION
                              Dated May 25, 1999

                             ASSET ALLOCATION FUND
                                  GROWTH FUND
                              INCOME EQUITY FUND
                                SMALL CAP FUND

               CLASS A, CLASS B, CLASS C AND INSTITUTIONAL CLASS

     Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about four funds in the Wells Fargo Funds Trust family of funds (each, a "Fund" and collectively, the "Funds") -- the ASSET ALLOCATION, GROWTH, INCOME EQUITY and SMALL CAP FUNDS. Each Fund offers Class A, Class B, Class C and Institutional Class shares, except the Growth Fund, which does not offer Class C shares. This SAI relates to all of the above-described classes of shares.

     This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectus, dated May 25, 1999. All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. A copy of the Prospectus may be obtained without charge by calling 1-800-222-8222 or writing to Wells Fargo Funds Trust, P.O. Box 7066, San Francisco, CA 94120-7066.

                               TABLE OF CONTENTS

                                                                   Page
                                                                   ----
Historical Fund Information......................................     1

Investment Restrictions..........................................     2

Additional Permitted Investment Activities and Associated Risks..     5

Management.......................................................    18

Performance Calculations.........................................    27

Determination of Net Asset Value.................................    31

Additional Purchase and Redemption Information...................    31

Portfolio Transactions...........................................    32

Fund Expenses....................................................    33

Federal Income Taxes.............................................    34

Capital Stock....................................................    39

Other............................................................    42

Counsel..........................................................    43

Independent Auditors.............................................    43

Appendix.........................................................    A-1

                          HISTORICAL FUND INFORMATION

     On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to the Funds. Prior to September 17, 1999, the effective date of the consolidation of the Funds and the predecessor Norwest and Stagecoach portfolios (the "Consolidation"), the Funds had only nominal assets.

     The ASSET ALLOCATION FUND will commence operations on September 17, 1999, as successor to the Asset Allocation and Balanced Funds of Stagecoach Funds, Inc. ("Stagecoach"). The predecessor Stagecoach Asset Allocation Fund commended operations on January 2, 1992, as successor to the Asset Allocation Fund of the Wells Fargo Investment Trust for Retirement Programs ("WFIT"), which commenced operations on November 13, 1986. The predecessor Stagecoach Balanced Fund was originally organized on July 1, 1990 as the Pacifica Balanced Fund, an investment portfolio of Pacifica Funds Trust ("Pacifica"). On September 6, 1996, the Pacifica Balanced Fund was reorganized as the Stagecoach Balanced Fund. For accounting purposes, the Stagecoach Asset Allocation predecessor portfolio is considered the surviving entity, and the financial highlights shown for periods prior to September 17, 1999 are the financial highlights of the Stagecoach Asset Allocation Fund.

     The GROWTH FUND will commence operations on September 17, 1999, as successor to the Growth Fund of Stagecoach and the ValuGrowth Stock Fund of Norwest Advantage Funds ("Norwest"). The predecessor Stagecoach Growth Fund commenced operations on January 1, 1992, as the successor to the Select Stock Fund of WFIT, which commenced operations on August 2, 1990. Prior to December 12, 1997, the Stagecoach Growth Fund was known as the "Growth and Income Fund." The predecessor Norwest ValuGrowth Stock Fund commenced operations on January 8, 1999. For accounting purposes, the Stagecoach Growth predecessor portfolio is considered the surviving entity, and the financial highlights shown for periods prior to September 17, 1999 are the financial highlights of the Stagecoach Growth Fund.

     The INCOME EQUITY FUND will commence operations on September 17, 1999, as successor to the Diversified Equity Income Fund of Stagecoach and the Income Equity Fund of Norwest. The predecessor Stagecoach Diversified Equity Income Fund commenced operations on November 18, 1992. Prior to December 12, 1997, the Stagecoach predecessor Fund was known as the "Diversified Income Fund." The predecessor Norwest Income Equity Fund commenced operations on November 11, 1994. For accounting purposes, the Norwest Income Equity predecessor portfolio is considered the surviving entity, and the financial highlights shown for periods prior to September 17, 1999 are the financial highlights of the Norwest Income Equity Fund.

     The SMALL CAP FUND will commence operations on September 17, 1999, as successor to the Small Cap and Strategic Growth Funds of Stagecoach and the Small Company Stock Fund of Norwest. The predecessor Stagecoach Small Cap Fund commenced operations on September 16,

1996, as the successor to the Small Capitalization Growth Fund For Employee Retirement Plans, an unregistered bank collective investment fund which commenced on November 1, 1994. The predecessor Stagecoach Strategic Growth Fund commenced operations on March 5, 1996. Prior to December 12, 1997, the Strategic Growth Fund was known as the "Aggressive Growth Fund." On December 12, 1997, the Strategic Growth Fund of Overland Express Funds, Inc., an investment company advised by Wells Fargo Bank, N.A., was reorganized with and into the Stagecoach Strategic Growth Fund. The predecessor Norwest Small Company Stock Fund commenced operations on December 31, 1993. For accounting purposes, the Stagecoach Small Cap predecessor portfolio is considered the surviving entity, and the financial highlights shown for periods prior to September 17, 1999 are the financial highlights of the Stagecoach Small Cap Fund.

                            INVESTMENT RESTRICTIONS

     Fundamental Investment Policies
     -------------------------------

     Each Fund has adopted the following investment restrictions, all of which are fundamental policies; that is, they may not be changed, without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the outstanding voting securities of such Fund.

The Funds may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal 25% of the current value of the Fund's total assets, provided that there is no limitation with respect to investment in (i) securities issued or guaranteed by the United States Government, its agencies or instrumentalities, [(II) MUNICIPAL SECURITIES, (III) IN THE CASE OF THE INCOME EQUITY FUND, MORTGAGE-RELATED OR HOUSING RELATED SECURITIES AND FOREIGN GOVERNMENT SECURITIES, (IV) IN THE CASE OF THE ASSET ALLOCATION FUND, ANY INDUSTRY IN WHICH THE S&P 500 INDEX BECOMES CONCENTRATED TO THE SAME DEGREE DURING THE SAME PERIOD, AND (V) IN THE CASE OF THE ASSET ALLOCATION FUND, MONEY MARKET INSTRUMENTS INVESTED IN THE BANKING INDUSTRY (BUT THE FUND WILL NOT DO SO UNLESS THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") STAFF CONFIRMS THAT IT DOES NOT OBJECT TO THE FUND RESERVING FREEDOM OF ACTION TO CONCENTRATE INVESTMENTS IN THE BANKING INDUSTRY);]

     (2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or, with respect to 100% of its assets, the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer. This policy does not restrict a Fund's ability to invest in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities; or to invest substantially all of its assets in the portfolio of one or more open-end management investment companies pursuant to
Section 12 of the 1940 Act and the rules thereunder.

     (3) borrow money except to the extent permitted by the 1940 Act, and the rules, regulations and exemptions thereunder;

     (4) issue senior securities except to the extent permitted by the 1940 Act, and the rules, regulations and exemptions thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

     (8) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds from purchasing or selling options and futures contracts, or from investing in securities or other instruments backed by physical commodities, [(III) IN THE CASE OF THE ASSET ALLOCATION FUND, PARTICIPATING IN FORWARD CONTRACTS AND INTEREST RATE AND INDEX SWAPS, AND (IV) IN THE CASE OF THE GROWTH FUND PURCHASING SECURITIES OF AN ISSUER WHICH INVESTS OR DEALS IN COMMODITIES OR COMMODITY CONTRACTS.]

     Non-Fundamental Investment Policies
     -----------------------------------

     Each Fund has adopted the following non-fundamental policies which may be changed by a vote of a majority of the Trustees of the Trust or at any time without approval of such Fund's shareholders.

     (1) Each Fund may invest in shares of other open-end management investment companies, subject to the limitations of the 1940 Act, the rules thereunder, and any orders obtained thereunder now or in the future. Funds in a master/feeder or core/gateway structure, such as the Income Equity Fund, generally invest in the securities of one or more open-end management investment companies pursuant to various provisions of the 1940 Act. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by a Fund.

     (2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may invest in futures or options contracts regulated by the CFTC for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

          Each Fund (i) will not hedge more than [50%] of its total assets by selling futures contracts, buying put options, and writing call options (so called "short positions"), (ii) will not buy futures contracts or write put options whose underlying value exceeds [25%] of the Fund's total assets, and
(iii) will not buy call options with a value exceeding [5%] of the Fund's total assets.

     (4) Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) up to the limits established by and under the 1940 Act, including any exemptive relief obtained thereunder, which limits are currently generally one-third of a Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. [A FUND WILL NOT ENTER INTO ANY PORTFOLIO SECURITY LENDING ARRANGEMENT HAVING A DURATION OF LONGER THAN ONE YEAR.]

     (5) Each Fund may not make investments for the purpose of exercising control or management. (Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.)

     (6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (7) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (8) Each Fund may not purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs.

        ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

     Set forth below are descriptions of certain investments and additional investment policies for the Funds.

     Bank Obligations
     ----------------

     The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

     Commercial Paper
     ----------------

     The Funds may invest in commercial paper (including variable amount master demand notes) which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Funds in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Ratings Organization ("NRRO"). Commercial paper may include variable- and floating-rate instruments.

     Convertible Securities
     ----------------------

     The Funds may invest in convertible securities that provide current income and are issued by companies with the characteristics described above for each Fund and that have a strong earnings and credit record. The Funds may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same issuer. Convertible securities, while usually subordinate to similar nonconvertible securities, are senior to common stocks in an issuer's capital structure. Convertible securities offer flexibility by providing the investor with a steady income stream (which generally yield a lower amount than similar nonconvertible securities and a higher amount than common stocks) as well as the opportunity to take advantage of increases in the price of the issuer's common stock through the conversion feature. Fluctuations in the convertible security's price can reflect changes in the market value of the common stock or changes in market interest rates. At most, 5% of each Fund's net assets will be invested, at the time of purchase, in convertible securities that are not rated in the four highest rating categories by one or more NRROs, such as Moodys Investors Service, Inc. ("Moodys") or Standard & Poor's Ratings Group ("S&P"), or unrated but determined by the Advisor to be of comparable quality.

     Custodial Receipts for Treasury Securities
     ------------------------------------------

     The Funds may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors. Investments by a Fund in such participations will not exceed 5% of the value of that Fund's total assets.

     Derivative Securities: Futures and Options Contracts
     ----------------------------------------------------

     Futures and options contracts are types of "derivative securities" in which the Funds may invest. Derivative securities are securities which derive their value, at least in part, from the price of another security or asset, or the level of an index or a rate. As is described in more detail below, a Fund often invests in these securities as a "hedge" against fluctuations in the value of the other securities in that Fund's portfolio, although a Fund may also invest in certain derivative securities for investment purposes only.

     While derivative securities are useful for hedging and investment, they also carry additional risks. A hedging policy may fail if the correlation between the value of the derivative securities and the other investments in a Fund's portfolio does not follow the Advisor's expectations. If the

Advisor's expectations are not met, it is possible that the hedging strategy will not only fail to protect the value of the Fund's investments, but the Fund may also lose money on the derivative security itself. Also, derivative securities are more likely to experience periods when they will not be readily tradable. If, as a result of such illiquidity, a Fund cannot settle a future or option contract at the time the Advisor determines is optimal, the Fund may lose money on the investment. Additional risks of derivative securities include: the risk of the disruption of the Funds' ability to trade in derivative securities because of regulatory compliance problems or regulatory changes; credit risk of counterparties to derivative contracts; and market risk (i.e., exposure to adverse price changes).

     Each Fund has the following non-fundamental investment policies with regard to investing in derivative securities:

     . Each Fund may invest in futures or options contracts regulated by the Commodities Futures Trading Commission ("CFTC") for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

     . Each Fund (i) will not hedge more than [50%] of its total assets by selling futures contracts, buying put options, and writing call options (so called "short positions"), (ii) will not buy futures contracts or write put options whose underlying value exceeds [25%] of the Fund's total assets, and (iii) will not buy call options with a value exceeding [5%] of the Fund's total assets.

     The Advisor uses a variety of internal risk management procedures to ensure that derivatives use is consistent with a Fund's investment objectives, does not expose a Fund to undue risk and is closely monitored. These procedures include providing periodic reports to the Board of Trustees concerning the use of derivatives.

     The use of derivatives by a Fund also is subject to broadly applicable investment policies. For example, a Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. Nor may a Fund use certain derivatives without establishing adequate "cover" in compliance with the U.S. Securities and Exchange Commission ("SEC") rules limiting the use of leverage.

     Futures Contracts. The Funds may trade futures contracts and options on futures contracts. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the only credit risk on futures contracts is the creditworthiness of the exchange.

     The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker when the parties enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. In the event of the bankruptcy of the broker that holds the margin on behalf of a Fund, the Fund may not receive a full refund of its margin.

     Although the Funds intend to purchase or sell futures contracts only if there is an active market for such contracts, a liquid market may not exist for a particular contract at a particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contracts prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subject a Fund to substantial losses. If it is not possible, or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund may be required to pay additional variation margin until the position is closed.

     The Funds may also purchase options on futures contracts. See "Options Trading" below.

     Foreign Currency Futures Contracts and Foreign Currency Transactions. Foreign currency futures contracts and foreign currency transactions entail the same risks as other futures contracts as described above, but have the additional risks associated with international investing (see "Foreign Obligations and Securities" below). Similar to other futures contracts, a foreign currency futures contract is an agreement for the future delivery of a specified currency at a specified time and at a specified price, will be secured by margin deposits, are regulated by the CFTC and are traded on designated exchanges. A Fund will incur brokerage fees when it purchases and sells futures contracts.

     Foreign currency transactions, such as forward foreign currency exchange contracts, are also contracts for the future delivery of a specified currency at a specified time and at a specified price. These transactions differ from futures contracts in that they are usually conducted on a principal basis instead of through an exchange, and therefore there are no brokerage fees, margin deposits are negotiated between the parties, and the contracts are settled through different procedures. The Advisor, considers on an ongoing basis the creditworthiness of the institutions with which the Fund enters into foreign currency transactions. Despite these differences, however, foreign currency futures contracts and foreign currency transactions (together, "Currency Futures") entail largely the same risks, and therefore the remainder of this section will describe the two types of securities together.

     Because the Funds may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, they may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within the Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention, speculation and other factors affect these forces.

     A Fund will purchase and sell Currency Futures in order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions. If a fall in exchange rates for a particular currency is anticipated, a Fund may sell a Currency Future as a hedge. If it is anticipated that exchange rates will rise, a Fund may purchase a Currency Future to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These Currency Futures will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

     The use of Currency Futures involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of Currency Futures strategies also depends on the ability of the Advisor to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the Advisor's judgment will be accurate. The use of Currency Futures also exposes a Fund to the general risks of investing in futures contracts: the risk of an illiquid market for the Currency Futures, the risk of exchange-imposed trading limits, and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its securities, and may cause a Fund to lose money on its Currency Futures investments.

     The Funds may also purchase options on Currency Futures. See "Options Trading" below.

     Options Trading. The Funds may purchase or sell options on individual securities or options on indices of securities. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

     A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

     The Funds will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high grade debt obligations, in such amount are held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Fund holds an offsetting call on the same instrument or index as the call written. The Funds will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Funds' custodian in an amount not less than the exercise price of the option at all times during the option period.

     Each Fund may buy put and call options and write covered call and secured put options. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. If the Advisor is incorrect in its forecast of market value or other factors when writing options, the Fund would be in a worse position than it would have been had if it had not written the option. If a Fund wishes to sell an underlying instrument (in the case of a covered call option) or liquidate assets in a segregated account (in the case of a secured put option), the Fund must purchase an offsetting option if available, thereby incurring additional transactions costs.

     Below is a description of some of the types of options in which the Funds may invest.

     A stock index option is an option contract whose value is based on the value of a stock index at some future point in time. Stock indexes fluctuate with changes in the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements in a Fund's investment portfolio correlate with price movements of the stock index selected. Accordingly, successful use by a Fund of options on stock indexes will be subject to the Advisor's ability to correctly analyze movements in the direction of the stock market generally or of particular industry or market segments. When a Fund writes an option on a stock index, the Fund will place in a segregated account with the Fund's custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

     The Funds may invest in stock index futures contracts and options on stock index futures contracts. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. Stock index futures contracts may be purchased to protect a Fund against an increase in the prices of stocks that Fund intends to purchase. The purchase of options on stock index futures contracts are similar to other options contracts as described above, where a Fund pays a premium for the option to purchase or sell a stock index futures contract for a specified price at a specified date. With options on stock index futures contracts, a Fund risks the loss of the premium paid for the option.
The Funds may also invest in interest-rate futures contracts and options on interest-rate futures contracts. These securities are similar to stock index futures contracts and options on stock index futures contracts, except they derive their price from an underlying interest rate rather than a stock index.

     Interest-rate and index swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). Index swaps involve the exchange by a Fund with another party of cash flows based upon the performance of an index of securities. Interest-rate swaps involve the exchange by a Fund with another party of cash flows based upon the performance of a specified interest rate. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. The Funds will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. If a Fund enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. The risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case a Fund may not receive net amount of payments that the Fund contractually is entitled to receive.

     Future Developments. The Funds may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Funds or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Funds' investment objective and legally permissible for a Fund. Before entering into such transactions or making any such investment, a Fund would provide appropriate disclosure in its Prospectus or this SAI.

     Floating- and Variable-Rate Obligations
     ---------------------------------------

     The Funds may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

     There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the Advisor determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The Advisor, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. No Fund will invest more than 15% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, if an active secondary market exists. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

     The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

     Foreign Obligations and Securities
     ----------------------------------

     The Funds may invest in foreign securities through American Depositary Receipts ("ADRs"), Canadian Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs"), International Depositary Receipts ("IDRs") and Global Depositary Receipts ("GDRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe. Each Fund may not invest 25% or more of its assets in foreign obligations.

     For temporary defensive purposes, Funds may invest in fixed income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.

     Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

     Investment income on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.

     Forward Commitments, When-Issued Purchases and Delayed-Delivery
     ---------------------------------------------------------------
Transactions
------------

     Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

     Each Fund will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

     Illiquid Securities
     -------------------

     The Funds may invest in securities not registered under the 1933 Act and other securities subject to legal or other restrictions on resale. Illiquid securities may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund.

     Loans of Portfolio Securities
     -----------------------------

     Each Fund may lend its portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

     A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. A Fund will not enter into any security lending arrangement having a duration longer than one year. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with Wells Fargo Bank, BGFA, Stephens Inc. or any of their affiliates.

     Money Market Instruments and Temporary Investments
     --------------------------------------------------

     The Funds may invest in the following types of high quality money market instruments that have remaining maturities not exceeding one year: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moodys or "A-1" or "A-1--" by S&P, or, if unrated, of comparable quality as determined by the Advisor; and (iv) repurchase agreements. The Funds also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 75 largest foreign banks in the world as determined on the basis of assets; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Advisor, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

     Letters of Credit. Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which the Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of the Advisor, are of comparable quality to issuers of other permitted investments of the Fund may be used for letter of credit-backed investments.

     Repurchase Agreements. A Fund may enter into repurchase agreements, wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Fund. All repurchase agreements will be fully collateralized at 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

     The Funds may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of a Fund's total net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. The Funds may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of a Fund's total net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. A Fund will only enter into repurchase agreements with primary broker/dealers and commercial banks that meet guidelines established by the Board of Trustees and that are not affiliated with the investment Advisor. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the Advisor.

     Mortgage-Related and Other Asset-Backed Securities
     --------------------------------------------------

     The Asset Allocation and Income Equity Funds may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost.
Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage pass-through securities created by non-government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

     The Funds may also invest in investment grade Collateralized Mortgage Obligations ("CMOs"). CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or the Federal National Mortgage Association (" FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. As new types of mortgage-related securities are developed and offered to investors, the Advisor will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

     There are risks inherent in the purchase of mortgage-related securities. For example, these securities are subject to a risk that default in payment will occur on the underlying mortgages. In addition to default risk, these securities are subject to the risk that prepayment on the underlying mortgages will occur earlier or later or at a lessor or greater rate than expected. To the extent that the Advisor's assumptions about prepayments are inaccurate, these securities may expose the Funds to significantly greater market risks than expected.

     Other Asset-Backed Securities. The Funds may purchase asset-backed securities unrelated to mortgage loans. These asset-backed securities may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities are relatively new instruments and may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities.

     Other Investment Companies
     --------------------------

     The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act. Under the 1940 Act, a Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's net assets with respect to any one investment company and (iii) 10% of such Fund's net assets in aggregate. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses such as investment Advisory and administration fees, that would be in addition to those charged by the Funds.

     Privately Issued Securities
     ---------------------------

     The Funds may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Privately issued or Rule 144A securities that are determined by the investment Advisor to be "illiquid" are subject to the Funds' policy of not investing more than 15% of its net assets in illiquid securities. The investment Advisor, under guidelines approved by Board of Trustees of the Trust, will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

     Unrated Investments
     -------------------

     The Funds may purchase instruments that are not rated if, in the opinion of the Advisor, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moodys or S&P may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moodys and S&P are more fully described in the SAI Appendix.

     U.S. Government Obligations
     ---------------------------

     The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government obligations"). Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     Warrants
     --------

     The Funds may each invest up to 5% of its net assets at the time of purchase in warrants (other than those that have been acquired in units or attached to other securities), and not more than 2% of its net assets in warrants which are not listed on the New York or American Stock Exchange. Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. A Fund may only purchase warrants on securities in which the Fund may invest directly.

     Nationally Recognized Statistical Ratings Organizations
     -------------------------------------------------------

     The ratings of Moodys Investors Service, Inc., Standard & Poor's Ratings Group, Division of McGraw Hill, Duff & Phelps Credit Rating Co., Fitch Investors Service, Inc. Thomson Bank Watch and IBCA Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by a Fund, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund. The Advisor will consider such an event in determining whether the Fund involved should continue to hold the obligation.

                                   MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled "Organization and Management of the Funds." The principal occupations during the past five years of the Trustees and principal executive Officer of the Trust are listed below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.

                                                           Principal Occupations
Name, Age and Address                     Position         During Past 5 Years
---------------------                     --------         -----------------------------------------------
*Robert C. Brown, 65                      Trustee          Director, Federal Farm Credit Banks Funding
1431 Landings Place                                        Corporation and Farm Credit System Financial
Sarasota, FL 34231                                         Assistance Corporation since February 1993.

Donald H. Burkhardt, 70                   Trustee          Principal of the Burkhardt Law Firm.
777 South Steele Street
Denver, CO 80209

Jack S. Euphrat, 77                       Trustee          Private Investor.
415 Walsh Road
Atherton, CA  94027.

Thomas S. Goho, 56                        Trustee          Business Associate Professor, Wake Forest
321 Beechcliff Court                                       University, Calloway School of Business and
Winston-Salem, NC  27104                                   Accountancy since 1994; previously Associate
                                                           Professor of Finance.

Peter G. Gordon, 56                       Trustee          Chairman and Co-Founder of Crystal Geyser
Crystal Geyser Water Co.                                   Water Company and President of Crystal Geyser
55 Francisco Street, Suite 410                             Roxane Water Company since 1977.
San Francisco, CA  94133

*W. Rodney Hughes, 72                     Trustee                Private Investor.
31 Dellwood Court
San Rafael, CA  94901

Richard M. Leach, 63                      Trustee                President of Richard M. Leach Associates (a
P.O. Box 1888                                                    financial consulting firm) since 1992.
New London, NH 03257

*J. Tucker Morse, 54                      Trustee                Private Investor/Real Estate Developer;
Four Beaufain Street                                             Chairman of Vault Holdings, LLC.
Charleston, SC  29401

Timothy J. Penny, 45                      Trustee                Senior Counselor to the public relations firm
500 North State Street                                           of Himle-Horner since January 1995 and Senior
Waseca, MN 56095                                                 Fellow at the Humphrey Institute, Minneapolis,
                                                                 Minnesota (a public policy organization) since
                                                                 January 1995.

Richard H. Blank, Jr., 42                 Chief Operating        Vice President of Stephens Inc.; Director of
                                          Officer,               Stephens Sports Management Inc.; and Director
                                          Secretary and          of Capo Inc.
                                          Treasurer

                              Compensation Table
                              ------------------

                        Aggregate        Total Compensation
                      Compensation       from Registrant and
Name and Position    from Registrant        Fund Complex
------------------  -----------------   ----------------------
Robert C. Brown
  Trustee

Donald H. Burkhardt
  Trustee

Jack S. Euphrat
  Trustee

Thomas S. Goho
  Trustee

Peter G. Gordon

  Trustee

W. Rodney Hughes
  Trustee

Richard M. Leach
  Trustee

J. Tucker Morse
  Trustee

Timothy J. Penny
  Trustee

     Each of the Trustees and Officers listed above, act in the identical capacities for Wells Fargo Variable Trust and Wells Fargo Core Trust (collectively the "Fund Complex"). Trustees are compensated annually by the Trust and by all the registrants in each fund complex they serve beginning September 17, 1999, and beginning March 26, 1999, receive a per-meeting fee of $250. Trustees also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. Each of the Trustees and Officers of the Trust serves in the identical capacity as trustees and/or officers of each registered open-end management investment company in the Fund Complex. The Trustees are compensated by other companies and trusts within a fund complex for their services as directors/trustees to such companies and trusts. Currently the Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of each fund complex.

     As of the date of this SAI, Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust.

     INVESTMENT ADVISOR. Wells Fargo Bank provides investment Advisory services
     ------------------
to the Funds. As investment Advisor, Wells Fargo Bank furnishes investment guidance and policy direction in connection with the daily portfolio management of the Funds. Wells Fargo Bank furnishes to the Trust's Board of Trustees periodic reports on the investment strategy and performance of each Fund. Wells Fargo Bank provides the Funds with, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and securities markets trends, portfolio composition, and credit conditions.

     As compensation for its Advisory services, Wells Fargo Bank is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

                                             Annual Rate
          Fund                     (as percentage of net assets)
          ----                     -----------------------------
          Asset Allocation                     0.80%
          Growth                               0.75%
          Income Equity                        0.75%
          Small Cap                            0.90%

     INVESTMENT SUB-ADVISORS.  Wells Fargo Bank has engaged Wells Capital
     -----------------------
Management ("WCM") to serve as Investment Sub-Advisor to all of the Funds except the Asset Allocation Fund. Subject to the direction of the Trust's Board of Trustees and the overall supervision and control of Wells Fargo Bank and the Trust, WCM makes recommendations regarding the investment and reinvestment of the Funds' assets. WCM furnishes to Wells Fargo Bank periodic reports on the investment activity and performance of the Funds. WCM and also furnishes such additional reports and information as Wells Fargo Bank and the Trust's Board of Trustees and officers may reasonably request.

     As compensation for its sub-advisory services, WCM is entitled to receive a monthly fee equal to an annual rate of [0.25% OF THE FIRST $200 MILLION OF THE FUNDS' AVERAGE DAILY NET ASSETS, 0.20% OF THE NEXT $200 MILLION OF THE FUNDS' NET ASSETS, AND 0.15% OF NET ASSETS OVER $400 MILLION. WCM RECEIVES A MINIMUM ANNUAL SUB-ADVISORY FEE OF $120,000 FROM THE FUND. THIS MINIMUM ANNUAL FEE PAYABLE TO WCM DOES NOT INCREASE THE ADVISORY FEE PAID BY EACH FUND TO WELLS FARGO BANK. THIS MINIMUM ANNUAL FEE PAYABLE TO WCM DOES NOT INCREASE THE ADVISORY FEE PAID BY EACH FUND TO WELLS FARGO BANK. THESE FEES MAY BE PAID BY WELLS FARGO BANK OR DIRECTLY BY THE FUNDS. IF THE SUB-ADVISORY FEE IS PAID DIRECTLY BY A FUND, THE COMPENSATION PAID TO WELLS FARGO BANK FOR ADVISORY FEES WILL BE REDUCED ACCORDINGLY.]


     Wells Fargo Bank has engaged Barclays Global Fund Advisors ("BGFA") to serve as Investment Sub-Advisor to the Asset Allocation Fund. Subject to the direction of the Trust's Board of Trustees and the overall supervision and control of Wells Fargo Bank and the Trust, BGFA makes recommendations regarding the investment and reinvestment of the Fund's assets. BGFA is responsible for implementing and monitors the performance of the proprietary investment models employed with respect to the Fund. BGFA furnishes to Wells Fargo Bank periodic reports on the investment activity and performance of the Fund. BGFA and also furnishes such additional reports and information as Wells Fargo Bank and the Trust's Board of Trustees and officers may reasonably request.

     As compensation for its sub-advisory services, BGFA is entitled to receive a monthly fee equal to an annual rate of [0.20% OF THE FIRST $500 MILLION OF THE FUND'S AVERAGE DAILY NET ASSETS, 0.15% OF THE NEXT $500 MILLION OF THE FUNDS' NET ASSETS, AND 0.10% OF NET ASSETS OVER $1 BILLION.] These fees may be paid by Wells Fargo Bank or directly by the Fund. If the sub-advisory fee is paid directly by the Fund, the compensation paid to Wells Fargo Bank for advisory fees will be reduced accordingly.

     PORTFOLIO MANAGERS
     ------------------

GARY J. DUNN
Mr. Dunn will co-manage the Income Equity Fund upon inception. He joins WCM from Norwest Investment Management, Inc. ("NIM"), where he was Director of Institutional Investments. He managed portfolios for NIM or its affiliates since 1979. He has over twenty years of investment management experience. Mr. Dunn received his B.A. in Economics from Carroll College in Helena, Montana, and he is a graduate of the New York Institute of Finance in Securities Analysis. Mr. Dunn is a member of the Twin Cities Society of Securities Analysts and the Association for Investment Management and Research ("AIMR").

KELLI K. HILL
PRINCIPAL, CORE EQUITY TEAM LEADER
Ms. Hill will manage the Growth Fund upon inception. She is the lead portfolio manager for the core growth equity team and manages institutional portfolios, including a publicly traded mutual fund, and conducts fundamental security analysis for the team. In her research capacity, she specializes in the capital goods and technology sectors. Previously, Ms. Hill managed individual high net-worth clients. Her 13 years of investment experience includes 10 years with this firm. Ms. Hill began her career as an institutional trader at E.F. Hutton. She holds a B.A. in Economics and International Relations for the University of Southern California and is a currently a Chartered Financial Analyst Level II candidate. Ms. Hill is also the Treasurer for the San Francisco Ballet Association Encore!, and a board member for Las Casa de les Madres, the largest women's shelter in the San Francisco area.

KENNETH LEE
PRINCIPAL
Mr. Lee will be responsible as portfolio manager of the Small Cap Fund upon inception. He is also generally responsible for portfolio management and fundamental security analysis on the small and mid cap growth equity team. Prior to his current position, he worked as an associate in the high-net-worth portfolio management group. He has 7 years of investment experience, including 5 years at this firm. Mr. Lee holds a B.A. in Economics and a B.A. in Organizational Studies from the University of California at Davis and is currently a Chartered Financial Analyst Level III candidate.

DAVID L. ROBERTS, CFA
Mr. Roberts will be responsible as portfolio manager of the Income Equity Fund upon inception. He joins WCM from NIM, where he was Managing Director of Equities. He managed portfolios with NIM or its affiliates since 1972. Mr. Roberts received his B.A. in Mathematics from Carroll College in Helena, Montana, and is a graduate of the New York Institute of Finance in Securities Analysis and of the National Graduate Trust School. He is a member of the Twin Cities Society of Securities Analysts and the Association for Investment Management and Research ("AIMR").

THOMAS M. ZEIFANG, CFA
Mr. Zeifang will be responsible as co-manager of the Small Cap Fund upon inception. He is also responsible for fundamental security analysis on the small and mid cap growth equity team. Prior to joining the firm in 1995, he spent 3 years as an analyst at Fleet Investment Advisors and 3 years as an assistant portfolio manager at Marine Midland Bank. Mr. Zeifang holds an M.B.A. in Finance and Business Policy from the William E. Simon School of Business Administration and a B.B.A. in Finance from Saint Bonaventure University. Mr. Zeifang is a Chartered Financial Analyst and a member of AIMR.

     ADMINISTRATOR. The Trust has retained Wells Fargo Bank as Administrator on
     -------------
behalf of each Fund. Under the Administration Agreement between Wells Fargo Bank and the Trust, Wells Fargo Bank shall provide as administration services, among other things: (i) general supervision of the Funds' operations, including coordination of the services performed by each Fund's investment Advisor, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for each Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Trust's officers and Board of Trustees. Wells Fargo Bank also furnish office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services. The Administrator is entitled to receive a fee of 0.15%, of the average daily net assets on an annual basis of each Fund.

     DISTRIBUTOR. Stephens Inc. ("Stephens," the "Distributor"), located at 111
     -----------
Center Street, Little Rock, Arkansas 72201, serves as Distributor for the Funds. The Funds have adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for their Class B and Class C shares. The Plan was adopted by the Trust's Board of Trustees, including a majority of the Trustees who were not "interested persons" (as defined in the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

     Under the Plan and pursuant to the related Distribution Agreement, the Class B and Class C shares of the Funds pay Stephens up to 0.75% of the average daily net assets attributable to each Class as compensation for distribution-related services or as reimbursement for distribution-related expenses.

     The actual fee payable to the Distributor by the above-indicated Funds and Classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank and its affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     General. The Plan will continue in effect from year to year if such
     -------
continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the

Trustees and the Non-Interested Trustees. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of the Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Plan requires that the Treasurer of Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such disinterested Trustees.

     Wells Fargo Bank, an interested person (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Trust, acts as a selling agent for the Funds' shares pursuant to selling agreements with Stephens authorized under the Plan. As a selling agent, Wells Fargo Bank has an indirect financial interest in the operation of the Plan. The Board of Trustees has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. These relationships and distribution channels are believed by the Board to provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management.

     SHAREHOLDER SERVICING AGENT. The Funds have approved a Servicing Plan and
     ---------------------------
have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing shareholder services, a Servicing Agent is entitled to a fee from the applicable Fund of up to 0.25% on an annualized basis, of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The amounts payable under the Shareholder Servicing Plan and Agreements are shown below. The Servicing Plan and related Shareholder Servicing Agreements were approved by the Trust's Board of Trustees and provide that a Fund shall not be obligated to make any payments under such Plan or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

               Fund                               Fee
               ----                               ---

        Asset Allocation
           Class A                               0.10%
           Class B                               0.25%
           Class C                               0.25%

        Growth
           Class A                               0.25%
           Class B                               0.25%

        Income Equity
           Class A                               0.25%
           Class B                               0.25%
           Class C                               0.25%

        Small Cap
           Class A                               0.25%
           Class B                               0.25%
           Class C                               0.25%
           Institutional Class                   0.25%


     General.  The Servicing Plan will continue in effect from year to year if
     -------
such continuance is approved by a majority vote of the Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds ("Non-Interested Trustees"). Any form of Servicing Agreement related to the Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board of Trustees, including a majority of the Non-Interested Trustees. No material amendment to the Servicing Plan or related Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Servicing Plan.

     CUSTODIAN.  Norwest Bank Minnesota, N.A. ("Norwest Bank") acts as Custodian
     ---------
for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each Fund. For its services as Custodian, Norwest Bank is entitled to receive fees as follows: 0.02% of the average daily net assets of each Fund.

     FUND ACCOUNTANT.  Forum Financial Services, Inc. acts as Fund Accountant
     ---------------
for the Funds. The Fund Accountant, among other things, computes net asset values on a daily basis and performance calculations on a regular basis and as requested by the Funds. For providing such services, Forum is entitled to receive a fee of [___.]

     TRANSFER AND DIVIDEND DISBURSING AGENT.  State Street Bank, acting through
     --------------------------------------
its affiliate Boston Financial Data Services ("BFDS"), acts as Transfer and Dividend Disbursing Agent for the Funds. For providing such services, BFDS is entitled to receive a per-account fee of [0.04% OF THE AVERAGE DAILY NET ASSETS OF EACH SUCH ACCOUNT ON AN ANNUAL BASIS].

                           PERFORMANCE CALCULATIONS

     The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for a Fund or Class of shares in a Fund may be useful in reviewing the performance of such Fund or Class of shares and for providing a basis for comparison with investment alternatives. The performance of a Fund and the performance of a Class of shares in a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Funds.

     AVERAGE ANNUAL TOTAL RETURN:  The Funds may advertise certain total return
     ---------------------------
information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)n=ERV.

     CUMULATIVE TOTAL RETURN:  In addition to the above performance information,
     -----------------------
each Fund may also advertise the cumulative total return of the Fund.
Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Fund, assuming all Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

     From time to time and only to the extent the comparison is appropriate for a Fund or a Class of shares, the Trust may quote the performance or price-earning ratio of a Fund or Class in advertising and other types of literature as compared to the performance of the S&P Index, the Dow Jones Industrial Average, the Lehman Brothers 20+ Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, Donoghue's Money Fund Averages, Real Estate Investment Averages (as reported by the National Association of Real Estate Investment Trusts), Gold Investment Averages (provided by World Gold Council), Bank Averages (which are calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts), average annualized certificate of deposit rates (from the Federal Reserve G-13 Statistical Releases or the Bank Rate Monitor), the Salomon One Year Treasury Benchmark Index, the Consumer Price Index (as published by the U.S. Bureau of Labor Statistics), other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities (including data provided by Ibbotson Associates), or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The performance of the Funds or a Class also may be compared to that of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Bloomberg Financial Markets or Morningstar, Inc., independent services which monitor the performance of mutual funds. The Funds' performance will be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions and dividends paid, at the end of the period. The Funds' comparative performance will be based on a comparison of yields, as described above, or total return, as reported by Lipper, Survey Publications, Donoghue or Morningstar, Inc.

     Any such comparisons may be useful to investors who wish to compare past performance of the Funds or a Class with that of competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

     The Trust also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for the Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in a Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of a Fund or the general economic, business, investment, or financial environment in which a Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of a Fund, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in a Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which a Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate a Fund's historical performance or current or potential value with respect to the particular industry or sector.

     In addition, the Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Trust also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as Standard & Poor's Corporation. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Trust may compare the Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

     From time to time, the Funds may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Wells Fargo Funds Trust Funds, provides various services to its customers that are also shareholders of the Funds. These services may include access to Wells Fargo Funds Trust Funds' account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Stagecoach Funds account statements."

     The Trust also may disclose, in advertising and other types of literature, information and statements that Wells Capital Management (formerly "Wells Fargo Investment Management"), a division of Wells Fargo Bank, is listed in the top 100 by Institutional Investor magazine in its July 1997 survey "America's Top 300 Money Managers." This survey ranks money managers in several asset categories. The Trust may also disclose in advertising and other types of sales literature the assets and categories of assets under management by the Trust's investment advisor. The Trust may also disclose in advertising and other types of sales literature the assets and categories of assets under management by a fund's investment advisor or sub-advisor and the total amount of assets and mutual fund assets managed by Wells Fargo Bank. As of April 1, 1999, Wells Fargo Bank and its affiliates provided investment Advisory services for approximately [$__BILLION] of assets of individual, trusts, estates and institutions and [$__ BILLION] of mutual fund assets.

     The Trust also may discuss in advertising and other types of literature the features, terms and conditions of Wells Fargo Bank accounts through which investments in the Funds may be made via a "sweep" arrangement, including, without limitation, the Managed Sweep Account, Money Market Checking Account, California Tax-Free Money Market Checking Account, Money Market Access Account and California Tax-Free Money Market Access Account (collectively, the "Sweep Accounts"). Such advertisements and other literature may include, without limitation, discussions of such terms and conditions as the minimum deposit required to open a Sweep Account, a description of the yield earned on shares of the Funds through a Sweep Account, a description of any monthly or other service charge on a Sweep Account and any minimum required balance to waive such service charges, any overdraft protection plan offered in connection with a Sweep Account, a description of any ATM or check privileges offered in connection with a Sweep Account and any other terms, conditions, features or plans offered in connection with a Sweep Account. Such advertising or other literature may also include a discussion of the advantages of establishing and maintaining a Sweep Account, and may include statements from customers as to the reasons why such customers have established and maintained a Sweep Account.

     The Trust may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

     The Trust also may disclose in sales literature the distribution rate on the shares of a Fund. Distribution rate, which may be annualized, is the amount determined by dividing the dollar amount per share of the most recent dividend by the most recent NAV or maximum offering price per share as of a date specified in the sales literature. Distribution rate will be accompanied by the standard 30-day yield as required by the SEC.

                       DETERMINATION OF NET ASSET VALUE

     Net asset value per share for each class of the Funds is determined as of the close of regular trading (currently 1:00 p.m., Pacific time/3:00 p.m. Central time) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including Advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Funds' shares.

     Securities of a Fund for which market quotations are available are valued at latest prices. Any security for which the primary market is an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the latest bid price quoted on such day. In the case of other securities, including U.S. Government securities but excluding money market instruments maturing in 60 days or less, the valuations are based on latest quoted bid prices. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. The assets of a Fund, other than money market instruments or debt securities maturing in 60 days or less, are valued at latest quoted bid prices. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service approved by the Trust's Board of Trustees. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of a Fund for which current market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Board of Trustees and in accordance with procedures adopted by the Trustees.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares may be purchased on any day a Fund is open for business. Each Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

     Payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that a Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and
(iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may suspend redemption rights or postpone redemption payments for such periods as are permitted under the 1940 Act. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholders to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund as provided from time to time in the Prospectus.

                            PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, Wells Fargo Bank is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Trust to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Stephens or Wells Fargo Securities Inc. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

     In placing orders for portfolio securities of a Fund, Wells Fargo Bank is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that Wells Fargo Bank will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Trustees.

     Wells Fargo Bank, as the Investment Advisor of each of the Funds, may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Advisory Contracts, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for a Fund may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Funds.

     Portfolio Turnover.  The portfolio turnover rate is not a limiting factor
     ------------------
when Wells Fargo Bank deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences. Portfolio turnover rate is not a limiting factor when Wells Fargo Bank deems portfolio changes appropriate.

     From time to time, Wells Fargo Bank and Stephens may waive fees from the Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on the Fund's performance.

                                 FUND EXPENSES

     Except for the expenses borne by Wells Fargo Bank and Stephens, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Stephens or Wells Fargo Bank or any of their affiliates; Advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of the Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of the Fund's shares; pricing services, and any extraordinary expenses. Expenses attributable to the Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Funds, in a manner proportionate to the net assets of a Funds, on a transactional basis, or on such other basis as the Trust's Board of Trustees deems equitable.

                             FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectuses of each Fund describe generally the tax treatment of distributions by the Funds. This section of the SAI includes additional information concerning Federal income taxes.

     General.  The Trust intends to qualify each Fund as a regulated investment
     -------
company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interest of the Fund's shareholders. Each Fund will be treated as a separate entity for Federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will be applied to each Fund, rather than to the Trust as a whole. In addition, net capital gains, net investment income, and operating expenses will be determined separately for each Fund. As a regulated investment company, each Fund will not be taxed on its net investment income and capital gains distributed to its shareholders.

     Qualification as a regulated investment company under the Code requires, among other things, that each Fund (a) derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited with respect to any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

     The Funds also must distribute or be deemed to distribute to their shareholders at least 90% of their net investment income (which, for this purpose, includes net short-term capital gains) earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. Furthermore, distributions declared in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 of the first taxable year. The Funds intend to pay out substantially all of their net investment income and net realized capital gains (if any) for each year.

     In addition, a regulated investment company must, in general, derive less than 30% of its gross income from the sale or other disposition of securities or options thereon held for less than three months. However, this restriction has been repealed with respect to a regulated investment company's taxable years beginning after August 5, 1997.

     Excise Tax.  A 4% nondeductible excise tax will be imposed on each Fund
     ----------
(other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

     Taxation of Fund Investments.  Except as provided herein, gains and losses
     ----------------------------
on the sale of portfolio securities by a Fund will generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.

     Gains recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by a Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Fund held the debt obligation.

     If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some realized capital losses may be deferred if they result from a position which is part of a "straddle," discussed below. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, such Fund will subtract the premium received from its cost basis in the securities purchased.

     The amount of any gain or loss realized by a Fund on closing out a regulated futures contract will generally result in a realized capital gain or loss for Federal income tax purposes. Regulated futures contracts held at the end of each fiscal year will be required to be "marked to market" for Federal income tax purposes pursuant to Section 1256 of the Code. In this regard, they will be deemed to have been sold at market value. Sixty percent (60%) of any net gain or loss recognized on these deemed sales, and sixty percent (60%) of any net realized gain or loss from any actual sales, will generally be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the "mark-to-market" rule and the "60%/40%" rule.

     Under Section 988 of the Code, a Fund generally will recognize ordinary income or loss to the extent that gain or loss realized on the disposition of portfolio securities is attributable to changes in foreign currency exchange rates. In addition, gain or loss realized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, will generally be treated as ordinary income or loss. The Funds will attempt to monitor Section 988 transactions, where applicable, to avoid adverse Federal income tax impact.

     Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund were treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forwards, or options comprising a part of such straddles were governed by Section 1256 of the Code. The Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

     If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract.

     If a Fund purchases shares in a "passive foreign investment company" ("PFIC"), the Fund may be subject to Federal income tax and an interest charge imposed by the IRS upon certain distributions from the PFIC or the Fund's disposition of its PFIC shares. If a Fund invests in a PFIC, the Fund intends to make an available election to mark-to-market its interest in PFIC shares. Under the election, the Fund will be treated as recognizing at the end of each taxable year the difference, if any, between the fair market value of its interest in the PFIC shares and its basis in such shares. In some circumstances, the recognition of loss may be suspended. The Fund will adjust its basis in the PFIC shares by the amount of income (or loss) recognized. Although such income (or loss) will be taxable to the Fund as ordinary income (or loss) notwithstanding any distributions by the PFIC, the Fund will not be subject to Federal income tax or the interest charge with respect to its interest in the PFIC under the election.

     Income and dividends received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

     Capital Gain Distributions.  Distributions which are designated by a Fund
     --------------------------
as capital gain distributions will be taxed to shareholders as long-term term capital gain (to the extent such dividends do exceed the Fund's actual net capital gains for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Disposition of Fund Shares.  A disposition of Fund shares pursuant to a
     --------------------------
redemption (including a redemption in-kind) or an exchange will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to be received in the case of an exchange) and the cost of the shares.

     If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

     If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as a long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

     Federal Income Tax Rates.  As of the printing of this SAI, the maximum
     ------------------------
individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

     Backup Withholding.  The Trust may be required to withhold, subject to
     ------------------
certain exemptions, at a rate of 31% ("backup withholding") on dividends, capital gain distributions, and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, if the shareholder fails to certify that the Taxpayer Identification Number ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or if the IRS notifies the Trust that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's Federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Trust could also subject the investor to penalties imposed by the IRS.

     Corporate Shareholders.  Corporate shareholders of the Funds may be
     ----------------------
eligible for the dividends-received deduction on dividends distributed out of a Fund's net investment income attributable to dividends received from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. A distribution by a Fund attributable to dividends of a domestic corporation will only qualify for the dividends-received deduction if (i) the corporate shareholder generally holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund generally holds the shares of the domestic corporation producing the dividend income for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income.

     Foreign Shareholders.  Under the Code, distributions of net investment
     --------------------
income by the Funds to a nonresident alien individual, foreign trust (i.e., trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. persons will apply. Distributions of capital gains are generally not subject to tax withholding.

     New Regulations.  On October 6, 1997, the Treasury Department issued new
     ---------------
regulations (the "New Regulations") which make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations will generally be effective for payments made after December 31, 1999, subject to certain transition rules. Among other things, the New Regulations will permit the Funds to estimate the portion of their distributions qualifying as capital gain distributions for purposes of determining the portion of such distributions paid to foreign shareholders that will be subject to U.S. income tax withholding. Prospective investors are urged to consult their own tax Advisors regarding the New Regulations.

     Tax-Deferred Plans.  The shares of the Funds are available for a variety of
     ------------------
tax-deferred retirement and other plans, including Individual Retirement Accounts ("IRA"), Simplified

Employee Pension Plans ("SEP-IRA"), Savings Incentive Match Plans for Employees ("SIMPLE plans"), Roth IRAs, and Education IRAs, which permit investors to defer some of their income from taxes. Investors should contact their selling agents for details concerning retirement plans.

     Foreign Taxes.  Income and dividends received by the Fund from sources
     -------------
within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% in value of a regulated investment company's total assets at the close of its taxable year consist of securities of non-U.S. corporations, the regulated investment company will be eligible to file an election with the IRS pursuant to which the regulated investment company may pass-through to its shareholders foreign taxes paid by the regulated investment company, which may be claimed either as a credit or deduction by the shareholders. None of the Funds expects to qualify for the election.

     For tax years beginning after December 31, 1997, an individual with $300 or less of creditable foreign taxes generally is exempt from foreign source income and certain other limitations imposed by the Code on claiming a credit for such taxes. The $300 amount is increased to $600 for joint filers.

     Other Matters.  Investors should be aware that the investments to be made
     -------------
by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds will seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

     The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the Federal tax considerations generally affecting investments in the Funds. Each investor is urged to consult his or her tax Advisor regarding specific questions as to Federal, state, local or foreign taxes.

                                 CAPITAL STOCK

     The Funds are four of the Funds of the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware business trust on March 10, 1999.

     Most of the Trust's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each class of shares in a fund represents an equal, proportionate interest in a fund with other shares of the same class. Shareholders of each class bear their pro rata portion of the fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

     With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by Series, except where voting by a Series is required by law or where the matter involved only affects one Series. For example, a change in a Funds' fundamental investment policy affects only one Series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an Advisory contract, since it only affects one Fund, is a matter to be determined separately by each Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Series.

     As used in the Prospectus and in this SAI, the term "majority" when referring to approvals to be obtained from shareholders of a Class of the Fund, means the vote of the lesser of (i) 67% of the shares of such class the Fund represented at a meeting if the holders of more than 50% of the outstanding shares such class of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such class the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

     Shareholders are not entitled to any preemptive rights. All shares, when issued for the consideration described in the Prospectus, will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect directors under the 1940 Act.

     Each share of a class of a Fund represents an equal proportional interest in a Fund with each other share in the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to a Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to the relevant class of shares of the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Set forth below as of May 25, 1999 is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of a Fund or 5% or more of the voting securities of the Fund as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

                        5% OWNERSHIP AS OF MAY 25, 1999
                        -------------------------------

                              NAME AND               CLASS; TYPE         PERCENTAGE         PERCENTAGE
     FUND                     ADDRESS               OF OWNERSHIP         OF CLASS           OF FUND
     ----                     -------               ------------         --------           -------
ASSET
 ALLOCATION

 Class A                 Stephens Inc.                Record                100%
                         111 Center Street
                         Little Rock, AR  72201

 Class B                 Stephens Inc.                Record                100%
                         111 Center Street
                         Little Rock, AR  72201

 Class C                 Stephens Inc.                Record                100%
                         111 Center Street
                         Little Rock, AR  72201


 Institutional Class     Stephens Inc.                Record                100%
                         111 Center Street
                         Little Rock, AR  72201

GROWTH

 Class A                 Stephens Inc.                Record                100%
                         111 Center Street
                         Little Rock, AR  72201

 Class B                 Stephens Inc.                Record                100%
                         111 Center Street
                         Little Rock, AR  72201

 Institutional C         Stephens Inc.                Record                100%
                         111 Center Street
                         Little Rock, AR  72201

INCOME EQUITY

 Class A                 Stephens Inc.                Record                100%
                         111 Center Street
                         Little Rock, AR  72201


                                   NAME AND               CLASS; TYPE         PERCENTAGE         PERCENTAGE
     FUND                          ADDRESS               OF OWNERSHIP         OF CLASS           OF FUND
     ----                          -------               ------------         --------           -------
 Class B                 Stephens Inc.                 Record                   100%
                         111 Center Street
                         Little Rock, AR  72201

 Class C                 Stephens Inc.                 Record                   100%
                         111 Center Street
                         Little Rock, AR  72201

 Institutional Class     Stephens Inc.                 Record                   100%
                         111 Center Street
                         Little Rock, AR  72201

SMALL CAP

 Class A                 Stephens Inc.                 Record                   100%
                         111 Center Street
                         Little Rock, AR  72201

 Class B                 Stephens Inc.                 Record                   100%
                         111 Center Street
                         Little Rock, AR  72201

 Class C                 Stephens Inc.                 Record                   100%
                         111 Center Street
                         Little Rock, AR  72201

 Institutional Class     Stephens Inc.                 Record                   100%
                         111 Center Street
                         Little Rock, AR  72201

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                     OTHER

     The Trust's Registration Statement, including the Prospectus and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    COUNSEL

     Morrison & Forester LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectus.

                             INDEPENDENT AUDITORS

     KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                                   APPENDIX

     The following is a description of the ratings given by Moody's and S&P to corporate bonds and commercial paper.

Corporate Bonds
---------------

     Moody's:  The four highest ratings for corporate bonds are "Aaa," "Aa," "A"
     -------
and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds have speculative characteristics as well. Moody's applies numerical modifiers: 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

     S&P:  The four highest ratings for corporate bonds are "AAA," "AA," "A" and
     ---
"BBB." Bonds rated "AAA" have the highest ratings assigned by S&P and have an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity to pay interest and repay principal" and differ "from the highest rated issued only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having an "adequate capacity" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

Corporate Commercial Paper
--------------------------

     Moody's:  The highest rating for corporate commercial paper is "P-1"
     -------
(Prime-1). Issuers rated "P-1" have a "superior capacity for repayment of short-term promissory obligations." Issuers rated "P-2" (Prime-2) "have a strong capacity for repayment of short-term promissory obligations," but earnings trends, while sound, will be subject to more variation.

     S&P:  The "A-1" rating for corporate commercial paper indicates that the
     ---
"degree of safety regarding timely payment is either overwhelming or very strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+." Commercial paper with a strong capacity for timely payments on issues will be rated "A-2."

                            WELLS FARGO FUNDS TRUST
                          Telephone:  1-800-222-8222

                      STATEMENT OF ADDITIONAL INFORMATION
                              Dated May 25, 1999

                             CASH INVESTMENT FUND
                               MONEY MARKET FUND
                          MUNICIPAL MONEY MARKET FUND
                     [SERVICE] MUNICIPAL MONEY MARKET FUND
                   [SERVICE] TREASURY PLUS MONEY MARKET FUND
                       U.S. GOVERNMENT MONEY MARKET FUND

            CLASS A, CLASS B, SERVICE CLASS AND INSTITUTIONAL CLASS

       Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about six funds in the Wells Fargo Funds Trust family of funds (each, a "Fund" and collectively, the "Funds") -- the CASH INVESTMENT, MONEY MARKET, MUNICIPAL MONEY MARKET, [SERVICE] MUNICIPAL MONEY MARKET, [SERVICE] TREASURY PLUS MONEY MARKET and U.S. GOVERNMENT MONEY MARKET FUNDS. The Money Market, Municipal Money Market, and U.S. Government Money Market Funds each offer Class A shares. The Cash Investment, [Service] Municipal Money Market, and [Service] Treasury Plus Money Market Funds offer Service Class and Institutional Class shares. The U.S. Government Money Market Fund also offers Service Class shares. The Money Market Fund also offers Class B shares. This SAI relates to all such classes of shares.

       This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectus, dated May 25, 1999. All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. A copy of the Prospectus may be obtained without charge by calling 1-800-222-8222 or writing to Wells Fargo Funds Trust, P.O. Box 7066, San Francisco, CA 94120-7066.

                               TABLE OF CONTENTS

                                                                                           Page
                                                                                           ----
Historical Fund Information...........................................................        1

Investment Restrictions...............................................................        3

Additional Permitted Investment Activities and Associated Risks.......................        5

Management............................................................................       11

Performance Calculations..............................................................       18

Determination of Net Asset Value......................................................       22

Additional Purchase and Redemption Information........................................       24

Portfolio Transactions................................................................       25

Fund Expenses.........................................................................       26

Federal Income Taxes..................................................................       26

Capital Stock.........................................................................       30

Other.................................................................................       33

Counsel...............................................................................       33

Independent Auditors..................................................................       33

Appendix..............................................................................      A-1

                          HISTORICAL FUND INFORMATION

     On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to the Funds. Prior to September 17, 1999, the effective date of the consolidation of the Funds and the predecessor Norwest and Stagecoach portfolios (the "Consolidation"), the Funds had only nominal assets.

     The CASH INVESTMENT FUND will commence operations on September 17, 1999, as successor to the Prime Money Market Fund of Stagecoach and the Cash Investment Fund of Norwest. The predecessor Stagecoach Prime Money Market Fund commenced operations on April 30, 1981, as Pacific American Liquid Assets, Inc. that was reorganized as the Pacific American Money Market Portfolio on October 1, 1985. The predecessor Stagecoach Fund operated as a portfolio of Pacific American Funds through October 1, 1994, when it was reorganized as the Pacific American Money Market Portfolio, a portfolio of Pacifica Funds Trust ("Pacifica"). In July 1995, the predecessor Stagecoach Fund was renamed the Pacifica Prime Money Market Fund. On September 6, 1996, the Pacifica Prime Money Market Fund was reorganized as the Stagecoach Prime Money Market Fund. The predecessor Norwest Cash Investment Fund commenced operations on [_________ __, 19__]. For accounting purposes, the Stagecoach Growth predecessor portfolio is considered the surviving entity, and the financial highlights shown for periods prior to September 17, 1999 are the financial highlights of the Stagecoach Growth Fund.

     The MONEY MARKET FUND will commence operations on September 17, 1999, as successor to the Prime Money Market (Class A) and Money Market Funds of Stagecoach and the Ready Cash Investment Fund (Class A and Class B) of Norwest. The predecessor Stagecoach Money Market Fund commenced operations on July 1, 1992. The predecessor Norwest Ready Cash Investment Fund commenced operations on January 20, 1988. For accounting purposes, the Stagecoach Money Market predecessor portfolio is considered the surviving entity, and the financial highlights shown for periods prior to September 17, 1999 are the financial highlights of the Stagecoach Money Market Fund.

     The MUNICIPAL MONEY MARKET FUND will commence operations on September 17, 1999, as successor to the National Tax-Free Money Market Fund (Class A) of Stagecoach and the Municipal Money Market Fund (Class A) of Norwest. The predecessor Stagecoach National Tax-Free Money Market Fund commenced operations on April 2, 1996. The predecessor Norwest Municipal Money Market Fund commenced operations on [_________ __, 19__]. For accounting purposes, the Norwest Municipal Money Market predecessor portfolio is considered the surviving entity, and the financial highlights shown for periods prior to September 17, 1999 are the financial highlights of the Norwest Municipal Money Market Fund.

     The [SERVICE] MUNICIPAL MONEY MARKET FUND will commence operations on September 17, 1999, as successor to the National Tax-Free Money Market Fund (Institutional Class) of Stagecoach and the Municipal Money Market Fund (Service Class) of Norwest. The predecessor Stagecoach National Tax-Free Money Market Fund commenced operations on April 2, 1996. The predecessor Norwest Municipal Money Market Fund commenced operations on [_________ __, 19__]. For accounting purposes, the Norwest Municipal Money Market predecessor portfolio is considered the surviving entity, and the financial highlights shown for periods prior to September 17, 1999 are the financial highlights of the Norwest Municipal Money Market Fund.

     The [SERVICE] TREASURY PLUS MONEY MARKET FUND will commence operations on September 1, 1999, as successor to the Treasury Plus Money Market Fund (Administrative, Service and Institutional Classes)of Stagecoach and the Treasury Plus Fund of Norwest. The predecessor Stagecoach Treasury Plus Money Market Fund commenced operations on October 1, 1985, as the Short-Term Government Fund of the Pacifica American Funds. The predecessor Stagecoach Fund operated as a portfolio of Pacific American Fund through October 1, 1994, when it was reorganized as the Pacific American U.S. Treasury Portfolio, a portfolio of Pacifica Funds Trust. In July 1995, the Fund was renamed the Pacifica Treasury Money Market Fund. On September 6, 1996, the Pacifica Treasury Money Market Fund was reorganized as the Stagecoach Treasury Money Market Fund. The name was changed to Treasury Plus Money Market Fund on August 1, 1998. The predecessor Norwest Treasury Plus Fund commenced operations on October 1, 1998. For accounting purposes, the Norwest Treasury Plus predecessor portfolio is considered the surviving entity, and the financial highlights shown for periods prior to September 17, 1999 are the financial highlights of the Norwest Treasury Plus Fund.

     The U.S. GOVERNMENT MONEY MARKET FUND will commence operations on September 17, 1999, as successor to the Government Money Market Fund of Stagecoach and the U.S. Government Money Market Fund of Norwest. The Stagecoach predecessor Government Money Market Fund was originally organized as the Pacifica Government Money Market Fund on April 26, 1988, as an investment portfolio of Pacifica. On September 6, 1996, the Pacifica Government Money Market Fund was reorganized as the Stagecoach Government Money Market Fund. The predecessor Norwest U.S. Government Fund commenced operations on [_______, 19__.] For accounting purposes, the Norwest U.S. Government predecessor portfolio is considered the surviving entity, and the financial highlights shown for periods prior to September 17, 1999 are the financial highlights of the Norwest U.S. Government Fund.

                            INVESTMENT RESTRICTIONS

     Fundamental Investment Policies
     -------------------------------

     Each Fund has adopted the following investment restrictions, all of which are fundamental policies; that is, they may not be changed without approval by the vote of the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the outstanding voting securities of such Fund.

The Funds may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal 25% of the current value of the Fund's total assets, [PROVIDED THAT THERE IS NO LIMITATION WITH RESPECT TO INVESTMENT IN (I) SECURITIES ISSUED OR GUARANTEED BY THE UNITED STATES GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES, (II) MUNICIPAL SECURITIES, (III) FOREIGN GOVERNMENT SECURITIES, AND (IV) OBLIGATIONS OF DOMESTIC OR FOREIGN BANKS. FOR PURPOSES OF THIS POLICY (I) "MORTGAGE RELATED SECURITIES," AS THEY ARE DEFINED IN THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED (THE "1934 ACT") ARE TREATED AS SECURITIES OF AN ISSUER IN THE INDUSTRY OF THE PRIMARY TYPE OF ASSET BACKING THE SECURITY; (II) FINANCIAL SERVICES COMPANIES ARE CLASSIFIED ACCORDING TO THE END USERS OF THEIR SERVICES (FOR EXAMPLE, AUTOMOBILE FINANCE, BANK FINANCE, AND DIVERSIFIED FINANCE), (III) UTILITY COMPANIES ARE CLASSIFIED ACCORDING TO THEIR SERVICES (FOR EXAMPLE, GAS, GAS TRANSMISSION, ELECTRIC AND GAS, ELECTRIC AND TELEPHONE), (IV) IN THE CASE OF THE MUNICIPAL MONEY MARKET FUND AND THE [SERVICE] MUNICIPAL MONEY MARKET FUND, A SECURITY IS CONSIDERED TO BE ISSUED BY THE GOVERNMENTAL ENTITY (OR ENTITIES) WHOSE ASSETS AND REVENUES BACK THE SECURITY, OR, WITH RESPECT TO A PRIVATE ACTIVITY BOND THAT IS BACKED ONLY BY THE ASSETS AND REVENUES OF A NONGOVERNMENTAL USER, SUCH NONGOVERNMENTAL USER. IN CERTAIN CIRCUMSTANCES, THE GUARANTOR OF A GUARANTEED SECURITY MAY ALSO BE CONSIDERED TO BE AN ISSUER IN CONNECTION WITH SUCH GUARANTEE, EXCEPT THAT A GUARANTEE OF A SECURITY SHALL NOT BE DEEMED TO BE A SECURITY ISSUED BY THE GUARANTOR WHEN THE VALUE OF ALL SECURITIES ISSUED AND GUARANTEED BY THE GUARANTOR, AND OWNED BY A FUND, DOES NOT EXCEED 10% OF THE VALUE OF THE FUND'S TOTAL ASSETS;]

     (2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or, with respect to 100% of its assets, the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer. This policy does not restrict a Fund's ability to invest in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities;

     (3) borrow money except to the extent permitted by the 1940 Act, and the rules, regulations and exemptions thereunder;

     (4) issue senior securities except to the extent permitted by the 1940 Act, and the rules, regulations and exemptions thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

     (8) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

     Non-Fundamental Investment Policies
     -----------------------------------

     Each Fund has adopted the following non-fundamental policies which may be changed by a majority vote of the Board of Trustees of the Trust at any time and without approval of such Fund's shareholders.

     (1) Each Fund may invest in shares of other open-end management investment companies, subject to the limitations of the 1940 Act, the rules thereunder, and any orders obtained thereunder now or in the future. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by a Fund.

     (2) Each Fund may not invest or hold more than 10% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

    (3) Each Fund (all non-money market funds) may invest in futures or options contracts regulated by the CFTC for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

          The Fund (i) will not hedge more than [50%] of its total assets by selling futures contracts, buying put options, and writing call options (so called "short positions"), (ii) will not buy futures contracts or write put options whose underlying value exceeds [25%] of the Fund's total assets, and
(iii) will not buy call options with a value exceeding [5%] of the Fund's total assets.

     (4) Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.

     (5) Each Fund may not make investments for the purpose of exercising control or management. (Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.)

     (6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (7) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (8) Each Fund may not purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs.

        ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

     Set forth below are descriptions of certain investments and additional investment policies for the Funds.

     ASSET-BACKED SECURITIES. The Funds may purchase asset-backed securities unrelated to mortgage loans. These asset-backed securities may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on these asset-backed securities are "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment.

     Bank Obligations
     ----------------

     The Funds, except the [Service] Treasury Plus Money Market Fund, may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic and foreign banks, foreign subsidiaries of domestic banks, foreign branches of domestic and foreign banks, and domestic and foreign branches of foreign banks, domestic savings banks and associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S.

domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

     Commercial Paper
     ----------------

     The Funds, except the [Service] Treasury Plus Money Market Fund, may invest in commercial paper. Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions as well as similar taxable instruments issued by government agencies and instrumentalities.

     Derivative Securities
     ---------------------

     The internal investment policies of the Advisor prohibit the Funds' purchase of many types of floating-rate derivative securities that are considered potentially volatile. The following types of derivative securities ARE NOT permitted investments for the Funds:

          . capped floaters (on which interest is not paid when market rates move above a certain level);

          . leveraged floaters (whose interest rate reset provisions are based on a formula that magnifies changes in interest rates);

          . range floaters (which do not pay any interest if market interest rates move outside of a specified range);

          . dual index floaters (whose interest rate reset provisions are tied to more than one index so that a change in the relationship between these indices may result in the value of the instrument falling below face value); and

          . inverse floaters (which reset in the opposite direction of their index).

     Floating- and Variable-Rate Obligations
     ---------------------------------------

     The Funds may purchase floating- and variable-rate obligations such as demand notes and bonds. These obligations may have stated maturities in excess of thirteen months, but they permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuates from time to time, but the Funds may only invest in floating- or variable-rate securities that bear interest at a rate that resets quarterly or more frequently and that resets based on standard money market rate indices. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations.

     Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the Advisor determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The Advisor, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. No Fund will invest more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided that an active secondary market exists.

     Foreign Obligations
     -------------------

     Each Fund, except the [Service] Treasury Plus Money Market Fund, may invest up to 25% of its assets in high-quality, short-term (thirteen months or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not subject to the same uniform accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign income tax laws and there is a possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect adversely investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

    Forward Commitments, When-Issued Purchases and Delayed-Delivery Transactions
    ----------------------------------------------------------------------------

    Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

    Each Fund will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

    Illiquid Securities
    -------------------

    The Funds may invest in securities not registered under the 1933 Act and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. Each Fund may invest up to 10% of its assets in illiquid securities.

    Letters of Credit
    -----------------

    Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which the Funds, except the Treasury Plus Money Market Fund, may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of Wells Fargo Bank, are of comparable quality to issuers of other permitted investments of each such Fund may be used for letter of credit-backed investments.

     Other Investment Companies
     --------------------------

     The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act. Under the 1940 Act, a Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's net assets with respect to any one investment company and (iii) 10% of such Fund's net assets in aggregate. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

     Ratings of Securities
     ---------------------

     Any security that a Fund purchases must present minimal credit risks and be of "high quality," or in the case of the [Service] Treasury Plus Money Market Fund, be of the "highest quality." "High quality" means to be rated in the top two rating categories and "highest quality" means to be rated only in the top rating category, by the requisite Nationally Recognized Ratings Organization ("NRRO") or, if unrated, determined to be of comparable quality to such rated securities by the Advisor, under guidelines adopted by the Board of Trustees.

     The ratings of Moody's, S&P, Duff & Phelps Credit Rating Co., Fitch Investors Service, Inc., Thomson Bank Watch and IBCA Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by a Fund, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund. The Advisor will consider such an event in determining whether the Fund involved should continue to hold the obligation.

     Repurchase Agreements
     ---------------------

     Each Fund may enter into repurchase agreements wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Fund. All repurchase agreements will be fully collateralized at at least 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

     Each Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 10% of the market value of such Fund's total net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. A Fund will only enter into repurchase agreements with primary broker/dealers and commercial banks that meet guidelines established by the Board of Trustees and that are not affiliated with the investment advisor. The Funds may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank.

     Unrated and Downgraded Investments
     ----------------------------------

     The Funds may purchase instruments that are not rated if, in the opinion of the Advisor, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Funds. The Funds may purchase unrated instruments only if they are purchased in accordance with the Funds' procedures adopted by Trust's Board of Trustees in accordance with Rule 2a-7 under the 1940 Act. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In the event that a portfolio security ceases to be an "Eligible Security" or no longer "presents minimal credit risks," immediate sale of such security is not required, provided that the Board of Trustees has determined that disposal of the portfolio security would not be in the best interests of the Fund.

     U.S. Government and U.S. Treasury Obligations
     ---------------------------------------------

     The Funds may invest in obligations of agencies and instrumentalities of the U.S. Government ("U.S. Government obligations"). The [Service] Treasury Plus Money Market Fund may invest only in U.S. Government obligations issued or guaranteed by the U.S. Treasury and in repurchase agreements collateralized by U.S. Treasury Securities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

                                  MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled "Organization and Management of the Funds." The principal occupations during the past five years of the Trustees and principal executive Officer of the Trust are listed below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.

                                                             Principal Occupations
Name, Age and Address                       Position         During Past 5 Years
---------------------                       --------         ---------------------
*Robert C. Brown, 65                        Trustee          Director, Federal Farm Credit Banks Funding
1431 Landings Place                                          Corporation and Farm Credit System Financial
Sarasota, FL 34231                                           Assistance Corporation since February 1993.


Donald H. Burkhardt, 70                     Trustee          Principal of the Burkhardt Law Firm.
777 South Steele Street
Denver, CO 80209

Jack S. Euphrat, 77                         Trustee          Private Investor.
415 Walsh Road
Atherton, CA  94027.

Thomas S. Goho, 56                          Trustee          Business Associate Professor, Wake Forest
321 Beechcliff Court                                         University, Calloway School of Business and
Winston-Salem, NC  27104                                     Accountancy since 1994; previously Associate
                                                             Professor of Finance.


Peter G. Gordon, 56                         Trustee          Chairman and Co-Founder of Crystal Geyser
Crystal Geyser Water Co.                                     Water Company and President of Crystal Geyser
55 Francisco Street, Suite 410                               Roxane Water Company since 1977.
San Francisco, CA  94133


*W. Rodney Hughes, 72                       Trustee          Private Investor.
31 Dellwood Court
San Rafael, CA  94901
Richard M. Leach, 63                        Trustee          President of Richard M. Leach Associates (a
P.O. Box 1888                                                financial consulting firm) since 1992.
New London, NH 03257

*J. Tucker Morse, 54                        Trustee          Private Investor/Real Estate Developer;
Four Beaufain Street                                         Chairman of Vault Holdings, LLC.
Charleston, SC  29401



Timothy J. Penny, 45                        Trustee          Senior Counselor to the public relations firm
500 North State Street                                       of Himle-Horner since January 1995 and Senior
Waseca, MN 56095                                             Fellow at the Humphrey Institute, Minneapolis,
                                                             Minnesota (a public policy organization) since
                                                             January 1995.

Richard H. Blank, Jr., 42                   Chief Operating  Vice President of Stephens Inc.; Director of
                                            Officer,         Stephens Sports Management Inc.; and

                                            Secretary and    Director of Capo Inc.
                                            Treasurer


                              Compensation Table
                              ------------------


                                                                       Total Compensation
                                Aggregate Compensation                   from Registrant
  Name and Position                from Registrant                      and Fund Complex
  -----------------                ---------------                      ----------------
  Robert C. Brown
      Trustee

Donald H. Burkhardt
      Trustee

  Jack S. Euphrat
      Trustee

   Thomas S. Goho
      Trustee

  Peter G. Gordon
      Trustee

  W. Rodney Hughes
      Trustee

  Richard M. Leach
      Trustee

  J. Tucker Morse
      Trustee

  Timothy J. Penny
      Trustee

     Each of the Trustees and officers listed above, act in the identical capacities for Wells Fargo Variable Trust and Wells Fargo Core Trust (collectively, the "Fund Complex"). Trustees of the Trust are compensated annually by the Trust and by all the registrants in each fund complex they serve beginning September 17, 1999, and beginning March 26, 1999, receive a per-meeting fee of $250. Trustees also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. The Trustees are compensated by other companies and trusts within a fund complex for their services as directors/trustees to such companies and trusts. Currently the Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of each fund complex.

     As of the date of this SAI, Trustees and Officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Company.

     INVESTMENT ADVISOR.  Wells Fargo Bank provides investment advisory services
     ------------------
to the Funds. As investment Advisor, Wells Fargo Bank furnishes investment guidance and policy direction in connection with the daily portfolio management of the Funds. Wells Fargo Bank furnishes to the Trust's Board of Trustees periodic reports on the investment strategy and performance of each Fund. Wells Fargo Bank provides the Funds with, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and securities markets trends, portfolio composition, and credit conditions.

     As compensation for its advisory services, Wells Fargo Bank is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

                                                                Annual Rate
                      Fund                              (as percentage of net assets)
                      ----                              -----------------------------
     Cash Investment                                                0.25%
     Money Market                                                   0.40%
     Municipal Money Market                                         0.25%
     [SERVICE] Municipal Money Market                               0.25%
     [SERVICE] Treasury Plus Money Market                           0.35%
     U.S. Government Money Market                                   0.35%

     General.  Each Fund's Advisory Contract will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Trust's Board of Trustees and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. A Fund's Advisory Contract may be terminated on 60 days written notice by either party and will terminate automatically if assigned.

     INVESTMENT SUB-ADVISORS.  Wells Fargo Bank has engaged Wells Capital
     -----------------------
Management ("WCM") to serve as Investment Sub-Advisor to the Money Market Fund. Subject to the direction of the Trust's Board of Trustees and the overall supervision and control of Wells Fargo Bank and the Trust, WCM makes recommendations regarding the investment and reinvestment of the Funds' assets. WCM furnishes to Wells Fargo Bank periodic reports on the investment activity and performance of the Funds. WCM and also furnishes such additional reports and information as Wells Fargo Bank and the Trust's Board of Trustees and officers may reasonably request.

     As compensation for its sub-advisory services, WCM is entitled to receive a monthly fee equal to an annual rate of [0.05% OF THE FIRST $960 MILLION OF THE FUND'S AVERAGE DAILY NET ASSETS AND 0.04% OF NET ASSETS OVER $960 MILLION. WCM RECEIVES A MINIMUM ANNUAL SUB-ADVISORY FEE OF $120,000 FROM THE FUND. THIS MINIMUM ANNUAL FEE PAYABLE TO WCM DOES NOT INCREASE THE ADVISORY FEE PAID BY EACH FUND TO WELLS FARGO BANK. THESE FEES MAY BE PAID BY WELLS FARGO BANK OR DIRECTLY BY THE FUNDS. IF THE SUB-ADVISORY FEE IS PAID DIRECTLY BY THE FUND, THE COMPENSATION PAID TO WELLS FARGO BANK FOR ADVISORY FEES WILL BE REDUCED ACCORDINGLY.]

     Wells Fargo Bank has engaged Norwest Investment Management ("NIM") to serve as Investment Sub-Advisor to each Fund other than the Money Market Fund.
Subject to the direction of the Trust's Board of Trustees and the overall supervision and control of Wells Fargo Bank and the Trust, NIM makes recommendations regarding the investment and reinvestment of the Funds' assets. NIM furnishes to Wells Fargo Bank periodic reports on the investment activity and performance of the Funds. NIM also furnishes such additional reports and information as Wells Fargo Bank and the Trust's Board of Trustees and officers may reasonably request.

                        [INSERT NIM SUB-ADVISORY FEES]

     ADMINISTRATOR.  The Trust has retained Wells Fargo Bank as Administrator on
     -------------
behalf of each Fund. Under the Administration Agreement between Wells Fargo Bank and the Trust, Wells Fargo Bank shall provide as administration services, among other things: (i) general supervision of the Funds' operations, including coordination of the services performed by each Fund's investment Advisor, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for each Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Trust's officers and Board of Trustees. Wells Fargo Bank also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services. The Administrator is entitled to receive a fee of 0.15% of the average daily net assets on an annual basis of each Fund.

     DISTRIBUTOR.  Stephens (the "Distributor"), located at 111 Center Street,
     -----------
Little Rock, Arkansas 72201, serves as Distributor for the Funds. The Money Market Fund has adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for its Class B shares. The Plan was adopted by the Trust's Board of Trustees, including a majority of the Trustees who were not "interested persons" (as defined in the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

     Under the Plan and pursuant to the related Distribution Agreement, the Class B shares of the Money Market Fund pay Stephens up to 0.75% of the average daily net assets attributable to such Class as compensation for distribution-related services or as reimbursement for distribution-related expenses.

     The actual fee payable to the Distributor is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank and its affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     General.  The Plan will continue in effect from year to year if such
     -------
continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the Class B shares of the Money Market Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Money Market Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Plan requires that the Treasurer of Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such disinterested Trustees.

     Wells Fargo Bank, an interested person (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Trust, acts as a selling agent for the Money Market Fund's Class B shares pursuant to selling agreements with Stephens authorized under the Plan. As a selling agent, Wells Fargo Bank has an indirect financial interest in the operation of the Plan. The Board of Trustees has concluded that the Plan is reasonably likely to benefit the Money Market Fund and its Class B shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank, that have previously developed distribution channels and relationships with the retail customers that the Money Market Fund Class B is designed to serve. These relationships and distribution channels are believed by the Board to provide potential for increased Money Market Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management.

     SHAREHOLDER SERVICING AGENT.  The Funds have approved a Shareholder
     ---------------------------
Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank, on behalf of the Class A, Class B and Service Class shares. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing shareholder services, a Servicing Agent is entitled to a fee from the applicable Fund, on an annualized basis, of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The amounts payable under the Shareholder Servicing Plan and Agreements are shown below. The Servicing Plan and related Shareholder Servicing Agreements were approved by the Trust's Board of Trustees and provide that a Fund shall not be obligated to make any payments under such Plan or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.


                                                                      Service
                   Fund                 Class A        Class B         Class
                   ----                 -------        ------          -----
     Cash Investment                      0.25%         N/A            0.25%
     Money Market                         0.25%         0.25%           N/A
     Municipal Money Market               0.25%          N/A            N/A
     [SERVICE] Municipal Money Market      N/A           N/A           0.25%
     [SERVICE] Treasury Plus Money
       Market                              N/A           N/A           0.25%
     U.S. Government Money Market         0.25%          N/A            N/A

     General.  The Servicing Plan will continue in effect from year to year if
     -------
such continuance is approved by a majority vote of the Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds ("Non-Interested Trustees"). Any form of Servicing Agreement related to the Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Trustees, including a majority of the Non-Interested Trustees. No material amendment to the Servicing Plan or related Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Servicing Plan requires that the Administrator shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Servicing Plan.

     CUSTODIAN.  Norwest Bank Minnesota, N.A. ("Norwest Bank") acts as Custodian
     ---------
for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each Fund. For its services as Custodian, Norwest Bank is entitled to receive fees as follows:
0.02% of the average daily net assets of each Fund.

     FUND ACCOUNTANT.  Forum Financial Services, Inc. acts as Fund Accountant
     ---------------
for the Funds. The Fund Accountant, among other things, computes net asset values on a daily basis and performance calculations on a regular basis and as requested by the Funds. For providing such services, Forum is entitled to receive a fee of [___.]

     TRANSFER AND DIVIDEND DISBURSING aGENT.  State Street Bank, acting through
     --------------------------------------
its affiliate Boston Financial Data Services ("BFDS"), acts as Transfer and Dividend Disbursing Agent for the Funds. For providing such services, BFDS is entitled to receive a per-account fee of [0.04% OF THE AVERAGE DAILY NET ASSETS OF EACH SUCH ACCOUNT ON AN ANNUAL BASIS].


                           PERFORMANCE CALCULATIONS

     The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for a Fund or Class of shares in a Fund may be useful in reviewing the performance of such Fund or Class of shares and for providing a basis for comparison with investment alternatives. The performance of a Fund and the performance of a Class of shares in a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year.

     AVERAGE ANNUAL TOTAL RETURN:  The Funds may advertise certain total return
     ---------------------------
information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ERV.

     CUMULATIVE TOTAL RETURN:  In addition to the above performance information,
     -----------------------
each Fund may also advertise the cumulative total return of the Fund.
Cumulative total return is based
on the overall percentage change in value of a hypothetical investment in the Fund, assuming all Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

     YIELD CALCULATIONS:  The Funds may, from time to time, include their
     ------------------
yields, tax-equivalent yields (if applicable) and effective yields in advertisements or reports to shareholders or prospective investors. Quotations of yield for the Funds are based on the investment income per share earned during a particular seven-day or thirty-day period, less expenses accrued during a period ("net investment income") and are computed by dividing net investment income by the offering price per share on the last date of the period, according to the following formula:

                           YIELD = 2[(a - b + 1)/6/ -1]
                                      -----
                                       Cd

     where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

     TAX-EQUIVALENT YIELD:  Quotations of tax-equivalent yield for a Tax-Free
     --------------------
Fund are calculated according the following formula:

                        TAX EQUIVALENT YIELD =  (E) + t
                                                ---
                                               1 - p
                           E = Tax-exempt yield
                           p = stated income tax rate
                           t = taxable yield

     EFFECTIVE YIELD:  Effective yields for the Funds are based on the change in
     ---------------
the value of a hypothetical investment (exclusive of capital changes) over a particular seven-day (or thirty-day) period, less a pro-rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized multiplying by 365/7 (or 365/30 for thirty-day yield), with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Funds assumes that all dividends received during the period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

         Effective Seven-Day Yield = [(Base Period Return +1)365/7]-1

     From time to time and only to the extent the comparison is appropriate for a Fund or a Class of shares, the Trust may quote the performance or price-earning ratio of a Fund or Class in advertising and other types of literature as compared to the performance of the S&P Index, the Dow Jones Industrial Average, the Lehman Brothers 20+ Treasury Index, the Lehman Brothers

5-7 Year Treasury Index, Donoghue's Money Fund Averages, Real Estate Investment Averages (as reported by the National Association of Real Estate Investment Trusts), Gold Investment Averages (provided by World Gold Council), Bank Averages (which are calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts), average annualized certificate of deposit rates (from the Federal Reserve G-13 Statistical Releases or the Bank Rate Monitor), the Salomon One Year Treasury Benchmark Index, the Consumer Price Index (as published by the U.S. Bureau of Labor Statistics), other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities (including data provided by Ibbotson Associates), or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The performance of the Funds or a Class also may be compared to that of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Bloomberg Financial Markets or Morningstar, Inc., independent services which monitor the performance of mutual funds. The Funds' performance will be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions and dividends paid, at the end of the period. The Funds' comparative performance will be based on a comparison of yields, as described above, or total return, as reported by Lipper, Survey Publications, Donoghue or Morningstar, Inc.

     Any such comparisons may be useful to investors who wish to compare past performance of the Funds or a Class with that of competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

     The Trust also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for the Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in a Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of a Fund or the general economic, business, investment, or financial environment in which a Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of a Fund, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in a Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which a Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate a Fund's historical performance or current or potential value with respect to the particular industry or sector.

     In addition, the Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Trust also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as Standard & Poor's Corporation. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Trust may compare the Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

     From time to time, the Funds may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Wells Fargo Funds Trust, provides various services to its customers that are also shareholders of the Funds. These services may include access to Wells Fargo Funds Trust account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Wells Fargo Funds Trust account statements."

     The Trust also may disclose, in advertising and other types of literature, information and statements that Wells Capital Management (formerly, Wells Fargo Investment Management), a division of Wells Fargo Bank, is listed in the top 100 by Institutional Investor magazine in its July 1997 survey "America's Top 300 Money Managers." This survey ranks money managers in several asset categories. The Trust may also disclose in advertising and other types of sales literature the assets and categories of assets under management by the Trust's investment advisor and the total amount of assets and mutual fund assets managed by Wells Fargo Bank. As of August 1, 1998, Wells Fargo Bank and its affiliates provided investment advisory services for approximately $63 billion of assets of individual, trusts, estates and institutions and $32 billion of mutual fund assets.

     The Trust also may discuss in advertising and other types of literature the features, terms and conditions of Wells Fargo Bank accounts through which investments in the Funds may be made via a "sweep" arrangement, including, without limitation, the Managed Sweep Account, Money Market Checking Account and Money Market Access Account (collectively, the "Sweep Accounts"). Such advertisements and other literature may include, without limitation, discussions of such terms and conditions as the minimum deposit required to open a Sweep Account, a description of the yield earned on shares of the Funds through a Sweep Account, a description of any monthly or other service charge on a Sweep Account and any minimum required balance to waive such service charges, any overdraft protection plan offered in connection with a Sweep Account, a description of any ATM or check privileges offered in connection with a Sweep Account and any other terms, conditions, features or plans offered in connection with a Sweep Account. Such advertising or other literature may also include a discussion of the advantages of establishing and maintaining a Sweep Account, and may include statements from customers as to the reasons why such customers have established and maintained a Sweep Account.

     The Trust may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                       DETERMINATION OF NET ASSET VALUE

     Net asset value per share for the shares of the Money Market Fund is determined as of 12:00 noon (Pacific time)/2:00 p.m. (Central time), and the NAV of the other money market Funds is determined as of 2:00 p.m. (Pacific time)/4:00 p.m. (Central time) on each day such Funds are open for business. If the markets for the instruments and securities the Funds invest in close early, the Funds may close early and may value their shares at earlier times under these circumstances. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Funds' shares.

     Each Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Funds would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Funds' portfolio on a particular day, a prospective investor in the Funds would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

     Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, a Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in those high-quality securities that are determined by the Board of Trustees to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable and floating rate instruments subject to demand features. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, a Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations. It is the intention of the Funds to maintain a per share net asset value of $1.00, but there can be no assurance that each Fund will do so.

     Instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows: (a) a government security with a variable rate of interest readjusted no less frequently than every thirteen months may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in thirteen months or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (c) an instrument with a variable rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a floating rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; and (e) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur or, where no date is specified but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.


                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Funds may be purchased on any day the Funds are open for business (a "Business Day"). The Funds are open on any day Wells Fargo Bank is open. Wells Fargo Bank is open Monday through Friday and is closed on federal bank holidays. Currently, those holidays are New Year's Day, President's Day, Martin Luther King Jr. Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

     Purchase orders for a Fund received before such Fund's NAV calculation time generally are processed at such time on that Business Day. Purchase Orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the trading markets for both U.S. government securities and money market instruments close early, the Funds will close early. On these days, the net asset value calculation time and the dividend, purchase and redemption cut-off times for the Funds may be earlier than 12:00 Noon.

     Payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Company's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Funds for any losses sustained by reason of the failure of a shareholders to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund.

                            PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, Wells Fargo Bank is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Trust to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Funds may purchase securities from underwriting syndicates of which Stephens or Wells Fargo Bank is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board of Trustees.

     Wells Fargo Bank, as the Investment Advisor of each of the Funds, may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Advisory Contracts, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for a Fund may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Funds.

     Portfolio Turnover.  The portfolio turnover rate is not a limiting factor
     ------------------
when Wells Fargo Bank deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences. Portfolio turnover rate is not a limiting factor when Wells Fargo Bank deems portfolio changes appropriate.


                                 FUND EXPENSES

     From time to time, Wells Fargo Bank may waive fees from the Funds in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance. Except for the expenses borne by Wells Fargo Bank, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Wells Fargo Bank or any of their affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the net asset value per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, and any extraordinary expenses. Expenses attributable to a Fund are charged against a Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including a Fund, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board of Trustees deems equitable.

                             FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectuses of each Fund describe generally the tax treatment of distributions by the Funds. This section of the SAI includes additional information concerning Federal income taxes.

     General.  The Company intends to qualify each Fund as a regulated
     -------
investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interest of the Fund's shareholders. Each Fund will be treated as a separate entity for Federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will be applied to each Fund, rather than to the Company as a whole. In addition, net capital gains, net investment income, and operating expenses will be determined separately for each Fund. As a regulated investment company, each

Fund will not be taxed on its net investment income and capital gains distributed to its shareholders.

     Qualification as a regulated investment company under the Code requires, among other things, that each Fund (a) derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

     The Funds also must distribute or be deemed to distribute to their shareholders at least 90% of their net investment income (which, for this purpose, includes net short-term capital gains) earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. Furthermore, distributions declared in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 of the first taxable year. The Funds intend to pay out substantially all of their net investment income and net realized capital gains (if any) for each year.

     In addition, a regulated investment company must, in general, derive less than 30% of its gross income from the sale or other disposition of securities or options thereon held for less than three months. However, this restriction has been repealed with respect to a regulated investment company's taxable years beginning after August 5, 1997.

     Excise Tax.  A 4% nondeductible excise tax will be imposed on each Fund
     ----------
(other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

     Taxation of Fund Investments.  Except as provided herein, gains and losses
     ----------------------------
on the sale of portfolio securities by a Fund will generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.

     Gains recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by the Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Fund held the debt obligation.

     If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract.

     Capital Gain Distributions.  Distributions which are designated by a Fund
     --------------------------
as capital gain distributions will be taxed to shareholders as long-term term capital gain (to the extent such dividends do exceed the Fund's actual net capital gains for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Other Distributions.  For Federal income tax purposes, a Fund's earnings
     -------------------
and profits will be determined at the end of each taxable year and will be allocated pro rata over the entire year. For Federal income tax purposes, only amounts paid out of earnings and profits will qualify as dividends. Thus, if during a taxable year a Fund's declared dividends (as declared daily throughout the year) exceed the Fund's net income (as determined at the end of the year), only that portion of the year's distributions which equals the year's earnings and profits will be deemed to have constituted a dividend. It is expected that each Fund's net income, on an annual basis, will equal the dividends declared during the year.

     Disposition of Fund Shares.  A disposition of Fund shares pursuant to a
     --------------------------
redemption (including a redemption in-kind) or an exchange will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to be received in the case of an exchange) and the cost of the shares.

     If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

     If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as a long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

     Federal Income Tax Rates.  As of the printing of this SAI, the maximum
     ------------------------
individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

     Backup Withholding.  The Company may be required to withhold, subject to
     ------------------
certain exemptions, at a rate of 31% ("backup withholding") on dividends, capital gain distributions, and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, unless the shareholder certifies that the Taxpayer Identification Number ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Company that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's Federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Company also could subject the investor to penalties imposed by the IRS.

     Foreign Shareholders.  Under the Code, distributions of net investment
     --------------------
income by the Funds to a nonresident alien individual, foreign trust (i.e., trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. persons will apply. Distributions of capital gains are generally not subject to tax withholding.

     New Regulations.  On October 6, 1997, the Treasury Department issued new
     ---------------
regulations (the "New Regulations") which make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations will generally be effective for payments made after December 31, 1999, subject to certain transition rules. Among other things, the New Regulations will permit the Funds to estimate the portion of their distributions qualifying as capital gain distributions for purposes of determining the portion of such distributions paid to foreign shareholders that will be subject to U.S. income tax withholding. Prospective investors are urged to consult their own tax advisors regarding the New Regulations.

     Tax Deferred Plans. The shares of the Funds are available for a variety of
     ------------------
tax-deferred retirement and other plans, including Individual Retirement Accounts ("IRA"), Simplified Employee Pension Plans ("SEP-IRA"), Savings Incentive Match Plans for Employees ("SIMPLE plans"), Roth IRAs, and Education IRAs, which permit investors to defer some of their income from taxes. Investors should contact their selling agents for details concerning retirement plans.

     Additional Considerations for the Municipal Money Market and [Service]
     ----------------------------------------------------------------------
Municipal Money Market Funds. If at least 50% of the value of a regulated
----------------------------
investment company's total assets at the close of each quarter of its taxable years consists of obligations the interest on which is exempt from federal income tax, it will qualify under the Code to pay "exempt-interest dividends." The Municipal Money Market and [Service] Municipal Money Market Funds intend to so qualify and are designed to provide investors with a high level of income exempt from federal income tax.

     The portion of total dividends paid by the Municipal Money Market and [Service] Municipal Money Market Funds with respect to any taxable year that constitutes exempt-interest dividends will be the same for all shareholders receiving dividends during such year. Distributions of capital gains or from net investment income not attributable to interest on the Fund's tax-exempt obligations will not constitute exempt-interest dividends and will be taxable to their shareholders. The exemption of interest income derived from investments in tax-exempt obligations for federal income tax purposes may not result in a similar exemption under the laws of a particular state or local taxing authority.

     Not later than 60 days after the close of its taxable year, the Municipal Money Market and [Service] Municipal Money Market Funds will notify their shareholders of the portion of the dividends paid with respect to such taxable year which constitutes exempt-interest dividends. The aggregate amount of dividends so designated cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Code received by a Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Interest on indebtedness incurred to purchase or carry shares of the Municipal Money Market and [Service] Municipal Money Market Funds will not be deductible to the extent that the Fund's distributions are exempt from federal income tax.

     In addition, the federal alternative minimum tax ("AMT") rules ensure that at least a minimum amount of tax is paid by taxpayers who obtain significant benefit from certain tax deductions and exemptions. Some of these deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating AMT. Among the tax preference items is tax-exempt interest from "private activity bonds" issued after August 7, 1986. To the extent that the Municipal Money Market Fund or [Service] Municipal Money Market Fund invests in private activity bonds, its shareholders who pay AMT will be required to report that portion of Fund dividends attributable to income from the bonds as a tax preference item in determining their AMT. Shareholders will be notified of the tax status of distributions made by the Municipal Money Market and [Service] Municipal Money Market Funds. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in the Municipal Money Market Fund or [Service] Municipal Money Market Fund. Furthermore, shareholders will not be permitted to deduct any of their share of expenses of the Municipal Money Market Fund or [Service] Municipal Money Market Fund in computing their AMT. With respect to a corporate shareholder of the Municipal Money Market Fund or [Service] Municipal Money Market Fund, exempt-interest dividends paid by the Fund is included in the corporate shareholder's "adjusted current earnings" as part of its AMT calculation, and may also affect its federal "environmental tax" liability. As of the printing of this SAI, individuals are subject to an AMT at a maximum rate of 28% and corporations at a maximum rate of 20%. Shareholders with questions or concerns about AMT should consult their own tax advisors.

     Shares of the Municipal Money Market Fund or [Service] Municipal Money Market Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and IRAs since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the exempt status of dividends from the Fund. Such dividends may ultimately be taxable to the beneficiaries when distributed to them.

     The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the Federal tax considerations generally affecting investments in the Funds. Each investor is urged to consult his or her tax advisor regarding specific questions as to Federal, state, local or foreign taxes.

                                 CAPITAL STOCK

     The Funds are six of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware business trust on March 10, 1999.

     Most of the Trust's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each class of shares in a fund represents an equal, proportionate interest in a fund with other shares of the same class. Shareholders of each class bear their pro rata portion of the fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

     With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one Series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract since it affects only one Fund, is a matter to be determined separately by each Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

     As used in the Prospectus and in this SAI, the term "majority" when referring to approvals to be obtained from shareholders of a Class of a Fund, means the vote of the lesser of (i) 67% of the shares of such class of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of such Class Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such Class of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

     Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

     The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect directors under the 1940 Act.

     Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund or class are entitled to receive the assets attributable to the Fund or class that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Set forth below as of March 25, 1999, is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of each Fund or 5% or more of the voting securities of each Fund as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.


                       5% OWNERSHIP AS OF MARCH 25, 1999

                             NAME AND              CLASS; TYPE     PERCENTAGE     PERCENTAGE
      FUND                   ADDRESS               OF OWNERSHIP     OF CLASS        OF FUND
----------------  ------------------------------  --------------  -------------  -------------
CASH INVESTMENT

 Service Class
                      Stephens Inc.                   Record          100%
                      111 Center Street
                      Little Rock, AR  72201

 Institutional        Stephens Inc.                   Record          100%
                      111 Center Street
                      Little Rock, AR  72201
MONEY MARKET

 Class A              Stephens Inc.                   Record          100%
                      111 Center Street
                      Little Rock, AR  72201

 Class B              Stephens Inc.                   Record          100%
                      111 Center Street


                       Little Rock, AR  72201

MUNICIPAL
MONEY MARKET

   Class A             Stephens Inc.                   Record                   100%
                       111 Center Street
                       Little Rock, AR  72201
[SERVICE]
 MUNICIPAL
 MONEY
 MARKET

   Service Class       Stephens Inc.                   Record                   100%
                       111 Center Street
                       Little Rock, AR  72201

   Institutional Class Stephens Inc.                   Record                   100%
                       111 Center Street
                       Little Rock, AR  72201
[SERVICE]
 TREASURY
 PLUS MONEY
 MARKET

   Service Class       Stephens Inc.                   Record                   100%
                       111 Center Street
                       Little Rock, AR  72201

   Institutional Class Stephens Inc.                   Record                   100%
                       111 Center Street
                       Little Rock, AR  72201

U.S. GOVERNMENT
 MONEY MARKET

   Class A             Stephens Inc.                   Record                   100%
                       111 Center Street
                       Little Rock, AR  72201

   Service Class       Stephens Inc.                   Record                   100%
                       111 Center Street
                       Little Rock, AR  72201

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund) or is identified as the holder of record or more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                     OTHER

       The Trust's Registration Statement, including the Prospectus and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    COUNSEL

       Morrison & Forester LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectus.

                             INDEPENDENT AUDITORS

       KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                                   APPENDIX


       The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds, municipal notes, and corporate and municipal commercial paper.

Corporate and Municipal Bonds
-----------------------------

       Moody's:  The four highest ratings for corporate and municipal bonds are
       -------
"Aaa," "Aa," "A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds have speculative characteristics as well. Moody's applies numerical modifiers: 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

       S&P:  The four highest ratings for corporate and municipal bonds are
       ---
"AAA," "AA," "A" and "BBB." Bonds rated "AAA" have the highest ratings assigned by S&P and have an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity to pay interest and repay principal" and differ "from the highest rated issued only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having an "adequate capacity" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

Municipal Notes
---------------

       Moody's:  The highest ratings for state and municipal short-term
       -------
obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the "best quality." Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins of protections "ample although not as large as in the preceding group." Notes rated "MIG 3" or "VMIG 3" are of "favorable quality," with all security elements accounted for, but lacking the strength of the preceding grades.

       S&P:  The "SP-1" rating reflects a "very strong or strong capacity to pay
       ---
principal and interest." Notes issued with "overwhelming safety characteristics" will be rated "SP-1+." The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

Corporate and Municipal Commercial Paper
----------------------------------------

       Moody's:  The highest rating for corporate and municipal commercial paper
       -------
is "P-1" (Prime-1). Issuers rated "P-1" have a "superior capacity for repayment of short-term promissory obligations." Issuers rated "P-2" (Prime-2) "have a strong capacity for repayment of short-term promissory obligations," but earnings trends, while sound, will be subject to more variation.

       S&P:  The "A-1" rating for corporate and municipal commercial paper
       ---
indicates that the "degree of safety regarding timely payment is either overwhelming or very strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+." Commercial paper with a strong capacity for timely payments on issues will be rated "A-2."

Corporate Notes
---------------

       S&P:  The two highest ratings for corporate notes are "SP-1" and "SP-2."
       ---
The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest." Notes issued with "overwhelming safety characteristics" will be rated "SP-1+." The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

                            WELLS FARGO FUNDS TRUST
                          Telephone:  1-800-222-8222

                      STATEMENT OF ADDITIONAL INFORMATION
                              Dated May 25, 1999

                                  INCOME FUND
                      INTERMEDIATE GOVERNMENT INCOME FUND
                SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND
                             TAX-FREE INCOME FUND

               CLASS A, CLASS B, CLASS C AND INSTITUTIONAL CLASS


    Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about four funds in the Wells Fargo Funds Trust family of funds (each, a "Fund" and collectively, the "Funds") -- the INCOME, INTERMEDIATE GOVERNMENT INCOME, SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME and TAX-FREE INCOME FUNDS. Each Fund offers Class A, Class B, and Institutional Class shares. The Intermediate Government Income and Tax-Free Income Funds also offer Class C shares. This SAI relates to all such classes of shares.

    This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectus, dated May 25, 1999. All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. A copy of the Prospectus may be obtained free of charge by calling 1-800-222-8222 or writing to Wells Fargo Funds Trust, P.O. Box 7066, San Francisco, CA 94120-7066.

                               TABLE OF CONTENTS

                                                                    Page
                                                                    ----
Historical Fund Information......................................     1
Investment Restrictions..........................................     2
Additional Permitted Investment Activities and Associated Risks..     4
Management.......................................................    16
Performance Calculations.........................................    22
Determination of Net Asset Value.................................    26
Additional Purchase and Redemption Information...................    27
Portfolio Transactions...........................................    28
Fund Expenses....................................................    29
Federal Income Taxes.............................................    29
Capital Stock....................................................    34
Other............................................................    37
Counsel..........................................................    37
Independent Auditors.............................................    37
Appendix.........................................................   A-1

                          HISTORICAL FUND INFORMATION

    On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to the Funds. Prior to September 17, 1999, the effective date of the consolidation of the Funds and the predecessor Norwest and Stagecoach portfolios (the "Consolidation"), the Funds had only nominal assets.

    The INCOME FUND will commence operations on September 17, 1999, as successor to the Income, Total Return Bond, and Performa Strategic Value Bond Funds of Norwest. The Norwest Income Fund commenced operations on August 5, 1993, the Norwest Total Return Bond Fund commenced operations on December 31, 1993, and the Performa Strategic Value Bond Fund commenced operations on October 15, 1997. For accounting purposes, the Norwest Income predecessor portfolio is considered the surviving entity, and the financial highlights shown for periods prior to September 17, 1999 are the financial highlights of the Norwest Income Fund.

    The INTERMEDIATE GOVERNMENT INCOME FUND will commence operations on September 17, 1999, as successor to the U.S. Government Income and U.S. Government Allocation Funds of Stagecoach and the Intermediate Government Income Fund of Norwest. The predecessor Stagecoach U.S. Government Income Fund commenced operations as a portfolio of Overland Express Fund, Inc. ("Overland") on January 1, 1992, as the successor to the Ginnie Mae Fund of the Wells Fargo Investment Trust for Retirement Programs ("WFIT"), which commenced operations on January 3, 1991. On December 12, 1997, as part of the consolidation of Overland into Stagecoach, the U.S. Government Income Fund of Overland was reorganized with and into the Stagecoach U.S. Government Income Fund. The predecessor Stagecoach U.S. Government Allocation Fund commenced operations on January 2, 1992 as successor to the Fixed-Income Strategy Fund of WFIT, which commenced operations on March 31, 1987. The predecessor Norwest Intermediate Government Income Fund commenced operations on November 11, 1994. For accounting purposes, the Norwest Intermediate Government Income predecessor portfolio is considered the surviving entity, and the financial highlights shown for periods prior to September 17, 1999 are the financial highlights of the Norwest Intermediate Government Income Fund. The predecessor Norwest Intermediate Government Income Fund did not offer Class C shares.

    The SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND will commence operations on September 17, 1999, as successor to Short-Intermediate U.S. Government Income Fund of Stagecoach and the Limited Term Government Income Fund of Norwest. The predecessor Stagecoach Short-Intermediate U.S. Government Income Fund commenced operations on October 27, 1993. The predecessor Norwest Limited Term Government Income Fund commenced operations on October 1, 1997. For accounting purposes, the Stagecoach Short-Intermediate U.S. Government Income predecessor portfolio is considered the surviving entity, and the financial highlights shown for periods prior to September 17, 1999 are the financial highlights of the Stagecoach Short-Intermediate U.S. Government Income Fund.

    The TAX-FREE INCOME FUND will commence operations on September 17, 1999, as successor to the National Tax-Free Fund of Stagecoach and the Tax-Free Income Fund of Norwest. The predecessor Stagecoach National Tax-Free Fund was originally organized as an investment portfolio of Westcore Trust under the name Quality Tax-Exempt Income Fund. On October 1, 1995, the Quality Tax-Exempt Income Fund was reorganized as the National Tax-Exempt Fund of Pacifica Funds Trust ("Pacifica"). On the September 6, 1996, the Pacifica National Tax-Exempt Fund was reorganized as the Stagecoach National Tax-Free Fund. The predecessor Norwest Tax-Free Income Fund commenced operations on August 2, 1993. For accounting purposes, the Norwest Tax-Free Income predecessor portfolio is considered the surviving entity, and the financial highlights shown for periods prior to September 17, 1999 are the financial highlights of the Norwest Tax-Free Income Fund. The predecessor Norwest Tax-Free Income Fund did not offer Class C shares.

                            INVESTMENT RESTRICTIONS

    Fundamental Investment Policies
    -------------------------------

    Each Fund has adopted the following investment restrictions, all of which are fundamental policies; that is, they may not be changed without approval by the vote of the holders of a majority (as defined in the Investment Trust Act of 1940, as amended (the "1940 Act")) of the outstanding voting securities of such Fund.

The Funds may not:

    (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal 25% of the current value of the Fund's total assets, [PROVIDED THAT THERE IS NO LIMITATION WITH RESPECT TO INVESTMENT IN SECURITIES ISSUED OR GUARANTEED BY THE UNITED STATES GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES, AND FURTHER PROVIDED THAT THE TAX-FREE INCOME FUND MAY NOT PURCHASE ANY SECURITIES THAT WOULD CAUSE 25% OR MORE OF THE VALUE OF ITS TOTAL ASSETS AT THE TIME OF PURCHASE TO BE INVESTED IN MUNICIPAL OBLIGATIONS WITH SIMILAR CHARACTERISTICS (SUCH AS PRIVATE ACTIVITY BONDS WHERE THE PAYMENT OF PRINCIPAL AND INTEREST IS THE ULTIMATE RESPONSIBILITY OF ISSUERS IN THE SAME INDUSTRY, POLLUTION CONTROL REVENUE BONDS, HOUSING FINANCE AGENCY BONDS OR HOSPITAL BONDS);]

    (2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or, with respect to 100% of its assets, the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer. This policy does not restrict a Fund's ability to invest in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities;

    (3) borrow money except to the extent permitted by the 1940 Act, and the rules, regulations and exemptions thereunder;

    (4) issue senior securities except to the extent permitted by the 1940 Act, and the rules, regulations and exemptions thereunder;

    (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

    (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

    (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

    (8) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

    Non-Fundamental Investment Policies
    -----------------------------------

    Each Fund has adopted the following non-fundamental policies which may be changed by a majority vote of the Board of Trustees of the Trust at any time and without approval of such Fund's shareholders.

    (1) Each Fund may invest in shares of other open-end management investment companies, subject to the limitations of the 1940 Act, the rules thereunder, and any orders obtained thereunder now or in the future. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by a Fund.

    (2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

    (3) Each Fund may invest in futures or options contracts regulated by the CFTC for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

        Each Fund (i) will not hedge more than [50%] of its total assets by selling futures contracts, buying put options, and writing call options (so called "short positions"), (ii) will not buy futures contracts or write put options whose underlying value exceeds [25%] of the Fund's total assets, and
(iii) will not buy call options with a value exceeding [5%] of the Fund's total assets.

    (4) Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.

    (5) Each Fund may not make investments for the purpose of exercising control or management. (Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.)

    (6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

    (7) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

    (8) Each Fund may not purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs.

        ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

    Set forth below are descriptions of certain investments and additional investment policies for the Funds.

    Asset-Backed Securities
    -----------------------

    The Funds may invest in various types of asset-backed securities. Asset-backed securities are securities that represent an interest in an underlying security. The asset-backed securities in which the Funds invest may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on these asset-backed securities are "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities are relatively new instruments and may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities. The Funds may also invest in securities backed by pools of mortgages. The investments are described under the heading "Mortgage-Related Securities."

    Bank Obligations
    ----------------

    The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

    Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

    Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

    Bonds
    -----

    Certain of the debt instruments purchased by the Funds may be bonds. The Funds invests no more than 25% in bonds that are below investment grade. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate bonds will tend to fall when interest rates rise and rise when interest rates fall.

The value of "floating-rate" or "variable-rate" bonds, on the other hand, fluctuate much less in response to market interest rate movements than the value of fixed rate bonds.

    Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

    Commercial Paper
    ----------------

    The Funds may invest in commercial paper (including variable amount master demand notes) which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Funds in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Ratings Organization ("NRRO"). Commercial paper may include variable- and floating-rate instruments.

    Convertible Securities
    ----------------------

    The Funds may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different user. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rats as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

    The creditworthiness of the issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

    While the Funds use the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for a Funds' financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

    Derivative Securities
    ---------------------

    The Funds may invest in various instruments that may be considered "derivatives," including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Some derivative securities represent relatively recent innovations in the bond markets, and the trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these instruments will perform under different economic and interest rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of bonds and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for these structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the advisor will, consistent with the Funds' investment objective, policies and quality standards, consider making investments in such new types of derivative securities.

    Floating- and Variable-Rate Obligations
    -----------------------------------------

    The Funds may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

    There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the Advisor determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The Advisor, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. No Fund will invest more than 15% of the value of its total net assets in floating-or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, if an active secondary market exists. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

    The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

    Foreign Obligations and Securities
    ----------------------------------

    Each Fund may invest up to 25% of its assets in high-quality, short-term debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and short-term debt obligations of foreign governmental agencies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries. The Funds may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within a Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

    The Funds may enter into forward currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Funds from adverse changes in the relationship between currencies or to enhance income [CHECK]. A forward contract is an obligation to buy or sell a specific currency for an agreed price at a future date which is individually negotiated and is privately traded by currency traders and their customers. The Funds will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

    Forward Commitment, When-Issued and Delayed-Delivery Transactions
    -----------------------------------------------------------------

    The Funds may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transaction normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. The Funds will establish a segregated account in which they will maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each such Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

    Illiquid Securities
    -------------------

    The Funds may invest in securities not registered under the Securities Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. Each Fund may invest up to 15% of its net assets in illiquid securities.

    Loans of Portfolio Securities
    -----------------------------

    Each Fund may lend its portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) such Fund may at any time call the loan and obtain the return of the securities loaned within five business days; (3) such Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

    A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. A Fund will not enter into any security lending arrangement having a duration longer than one year. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fee earned from securities lending to a borrower or a placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly with Wells Fargo Bank[, BGFA], Stephens or any of their affiliates.

    Mortgage-Related Securities
    ---------------------------

    The Funds may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage pass-through securities created by non- government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

    Prepayment Risk. The stated maturities of mortgage-related securities may be shortened by unscheduled prepayments of principal on the underlying mortgages. Therefore, it is not possible to predict accurately the average maturity of a particular mortgage-related security . Variations in the maturities of mortgage-related securities will affect the yield of the Fund. Early repayment of principal on mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

    Collateralized Mortgage Obligations ("CMOs") and Adjustable Rate Mortgages ("ARMs"). The Funds may also invest in investment grade CMOs. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or Federal National Mortgage Association ("FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. As new types of mortgage-related securities are developed and offered to investors, the Advisor will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

    The Funds each may invest in ARMs issued or guaranteed by the GNMA, FNMA or the FHLMC. The full and timely payment of principal and interest on GNMA ARMs is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA also guarantees full and timely payment of both interest and principal, while FHLMC guarantees full and timely payment of interest and ultimate payment of principal. FNMA and FHLMC ARMs are not backed by the full faith and credit of the United States. However, because FNMA and FHLMC are government-sponsored enterprises, these securities are generally considered to be high quality investments that present minimal credit risks. The yields provided by these ARMs have historically exceeded the yields on other types of U.S. Government securities with comparable maturities, although there can be no assurance that this historical performance will continue.

    The mortgages underlying ARMs guaranteed by GNMA are typically insured or guaranteed by the Federal Housing Administration, the Veterans Administration or the Farmers Home Administration, while those underlying ARMs issued by FNMA or FHLMC are typically conventional residential mortgages which are not so insured or guaranteed, but which conform to specific underwriting, size and maturity standards.

    The interest rates on the mortgages underlying the ARMs and some of the CMOs in which the Funds may invest generally are readjusted at periodic intervals ranging from one year or less to several years in response to changes in a predetermined commonly-recognized interest rate index. The adjustable rate feature should reduce, but will not eliminate, price fluctuations in such securities, particularly when market interest rates fluctuate. The net asset value of a Funds' shares may fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during interim periods between interest rate reset dates. Accordingly, investors could experience some loss if they redeem their shares of a Fund or if the Funds sells these portfolio securities before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates. The holder of ARMs and CMOs are also subject to repayment risk.

    The Funds will not invest in CMOs that, at the time of purchase, are "high-risk mortgage securities" as defined in the then current Federal Financial Institutions Examination Council Supervisory Policy Statement on Securities Activities. High-risk mortgage securities are generally those with long durations or those which are likely to be more sensitive to interest-rate fluctuations.

    Mortgage Participation Certificates. The Short - Intermediate U.S. Government Income Fund and Intermediate Government Income Fund also may invest in the following types of FHLMC mortgage pass-through securities. FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool of mortgages. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semiannually and return principal once a year in guaranteed minimum payments. These mortgage pass-through securities differ from bonds in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. They are called "pass-through" securities because both interest and principal payments, including prepayments, are passed through to the holder of the security. PCs and GMCs are both subject to prepayment risk.

    Other Investment Companies
    --------------------------

    The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act. Under the 1940 Act, a Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's net assets with respect to any one investment company and (iii) 10% of such Fund's net assets in aggregate. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

    Repurchase Agreements.  Each Fund may enter into repurchase agreements,
    ---------------------
wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. All repurchase agreements will be fully collateralized at 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Funds' disposition of the security may be delayed or limited.

     A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's total net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. A Fund will only enter into repurchase agreements with primary broker/dealers and commercial banks that meet guidelines established by the Board of Trustees and that are not affiliated with the investment advisor. The Funds may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank.

     Stripped Securities
     -------------------

     The Funds may purchase Treasury receipts, securities of government - sponsored enterprises (GSEs), and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. The stripped securities the Funds may purchase are issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks, corporations and other institutions at a discount to their face value. The Funds will not purchase stripped mortgage-backed securities ("SMBS"). The stripped securities purchased by the Funds generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest rate fluctuations than similar securities that offer periodic payments over time. The stripped securities purchased by the Funds are not subject to prepayment or extension risk.

     The Funds may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors. Investments by the Funds in such participations will not exceed 5% of the value of the Funds' total assets.

     Reverse Repurchase Agreements. The Funds intend to limit their borrowings (including reverse repurchase agreements) during the current fiscal year to not more than 10% of net assets. At the time a Fund enters into a reverse repurchase agreement (an agreement under which a Fund sells their portfolio securities and agrees to repurchase them at an agreed-upon date and price), it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Funds may decline below the price at which the Funds are obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

     Municipal Bonds
     ---------------

     The Tax-Free Income Fund may invest in municipal bonds. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated facilities. The Funds may not invest 20% or more of their respective assets in industrial development bonds.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in an investor's alternative minimum taxable income, and corporate investors must treat all tax-exempt interest as an item of tax preference. Moreover the Fund cannot predict what legislation, if any, may be proposed in the state legislature regarding the state income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations generally for investment by the Fund and the liquidity and value of the Fund's portfolio. In such an event, the Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

     Certain of the municipal obligations held by the Fund may be insured as to the timely payment of principal and interest. The insurance policies usually are obtained by the issuer of the municipal obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance does not protect against market fluctuations caused by changes in interest rates and other factors.

     Municipal Notes. The Tax-Free Income Fund may invest in municipal notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

     TANs. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

     BANs. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

     RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

     The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Changes in the value of municipal securities held in the Fund's portfolio arising from these or other factors will cause changes in the net asset value per share of the Fund.

     U.S. Government Obligations
     ---------------------------

     The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). Payment of principal and interest on U.S. Government Obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government Obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     Zero Coupon Bonds
     -----------------

     The Funds may invest in zero coupon bonds. Zero coupon bonds are securities that make no periodic interest payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interest-rate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value, when interest rates fall, zero coupon securities rise more rapidly in value because the bonds carry fixed interest rates that become more attractive in a falling interest rate environment.

     Nationally Recognized Ratings Organizations
     -------------------------------------------

     The ratings of Moody's, S&P, Division of McGraw Hill, Duff & Phelps Credit Rating Co., Fitch Investors Service, Inc. Thomson Bank Watch and IBCA Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The Advisor will consider such an event in determining whether the Fund involved should continue to hold the obligation.

                                  MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled "Organization and Management of the Funds." The principal occupations during the past five years of the Trustees and principal executive Officer of the Trust are listed below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.


                                                                           Principal Occupations
Name, Age and Address                       Position                       During Past 5 Years
---------------------                       --------                       ---------------------
*Robert C. Brown, 65                        Trustee                        Director, Federal Farm Credit Banks Funding
1431 Landings Place                                                        Corporation and Farm Credit System Financial
Sarasota, FL 34231                                                         Assistance Corporation since February 1993.

Donald H. Burkhardt, 70                     Trustee                        Principal of the Burkhardt Law Firm.
777 South Steele Street
Denver, CO 80209

Jack S. Euphrat, 77                         Trustee                        Private Investor.
415 Walsh Road
Atherton, CA  94027.

Thomas S. Goho, 56                          Trustee                        Business Associate Professor, Wake Forest
321 Beechcliff Court                                                       University, Calloway School of Business and
Winston-Salem, NC  27104                                                   Accountancy since 1994; previously Associate
                                                                           Professor of Finance.

Peter G. Gordon, 56                         Trustee                        Chairman and Co-Founder of Crystal Geyser
Crystal Geyser Water Co.                                                   Water Company and President of Crystal Geyser
55 Francisco Street, Suite 410
Roxane Water Company since 1977.
San Francisco, CA  94133

*W. Rodney Hughes, 72                       Trustee                        Private Investor.
31 Dellwood Court
San Rafael, CA  94901

Richard M. Leach, 63                        Trustee                        President of Richard M. Leach Associates (a
P.O. Box 1888                                                              financial consulting firm) since 1992.

New London, NH 03257

*J. Tucker Morse, 54                        Trustee                        Private Investor/Real Estate Developer;
Four Beaufain Street                                                       Chairman of Vault Holdings, LLC.
Charleston, SC  29401

Timothy J. Penny, 45                        Trustee                        Senior Counselor to the public relations firm
500 North State Street                                                     of Himle-Horner since January 1995 and Senior
Waseca, MN 56095                                                           Fellow at the Humphrey Institute, Minneapolis,
                                                                           Minnesota (a public policy organization) since
                                                                           January 1995.

Richard H. Blank, Jr., 42                   Chief Operating                Vice President of Stephens Inc.; Director of
                                            Officer,                       Stephens Sports Management Inc.; and Director
                                            Secretary and                  of Capo Inc.
                                            Treasurer


                              Compensation Table
                              ------------------

                                                                       Total Compensation
                                Aggregate Compensation                   from Registrant
  Name and Position                from Registrant                      and Fund Complex
  -----------------            -----------------------                 -----------------
Robert C. Brown
   Trustee

Donald Burkhardt
   Trustee

Jack S. Euphrat
   Trustee

Thomas S. Goho
   Trustee

Peter G. Gordon
   Trustee

W. Rodney Hughes
   Trustee

Richard M. Leach
   Trustee

J. Tucker Morse
   Trustee

Timothy J. Penny

     Trustee


     Each of the Trustees and Officers listed above, act in the identical capacities for Wells Fargo Variable Trust and Wells Fargo Core Trust (collectively the "Fund Complex"). Trustees are compensated annually by the Trust and by all the registrants in each fund complex they serve beginning September 17, 1999, and beginning March 26, 1999, receive a per-meeting fee of $250. Trustees also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. Each of the Trustees and Officers of the Trust serves in the identical capacity as trustees and/or officers of each registered open-end management investment company in the Fund Complex. The Trustees are compensated by other companies and trusts within a fund complex for their services as directors/trustees to such companies and trusts. Currently the Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of each fund complex.

     As of the date of this SAI, Trustees and Officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Trust.

     INVESTMENT ADVISOR.  Wells Fargo Bank provides investment advisory services
     ------------------
to the Funds. As investment advisor, Wells Fargo Bank furnishes investment guidance and policy direction in connection with the daily portfolio management of the Funds. Wells Fargo Bank furnishes to the Trust's Board of Trustees periodic reports on the investment strategy and performance of each Fund. Wells Fargo Bank provides the Funds with, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and securities markets trends, portfolio composition, and credit conditions.

     As compensation for its advisory services, Well Fargo Bank is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

                                                          Annual Rate
Fund                                             (as percentage of net assets)
----                                            -------------------------------
Income                                                      [0.50%]
Intermediate Government Income                              [0.50%]
Short-Intermediate U.S. Government Income                   [0.50%]
Tax-Free Income                                             [0.40%]

     General.  Each Fund's Advisory Contract will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Trust's Board of Trustees and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. A Fund's Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

     INVESTMENT SUB-ADVISORS.  Wells Fargo Bank has engaged Wells Capital
     -----------------------
Management ("WCM") to serve as Investment Sub-Advisor to the Short-Intermediate U.S. Government Income Fund. Subject to the direction of the Trust's Board of Trustees and the overall supervision and control of Wells Fargo Bank and the Trust, WCM makes recommendations regarding the investment and reinvestment of the Funds' assets. WCM furnishes to Wells Fargo Bank periodic reports on the investment activity and performance of the Funds. WCM also furnishes such additional reports and information as Wells Fargo Bank and the Trust's Board of Trustees and officers may reasonably request.

     As compensation for its sub-advisory services, WCM is entitled to receive a monthly fee [EQUAL TO AN ANNUAL RATE OF 0.15% OF THE FIRST $400 MILLION OF THE FUNDS' AVERAGE DAILY NET ASSETS, 0.125% OF THE NEXT $400 MILLION OF THE FUNDS' NET ASSETS, AND 0.10% OF NET ASSETS OVER $800 MILLION. WCM RECEIVES A MINIMUM ANNUAL SUB-ADVISORY FEE OF $120,000 FROM EACH FUND. THIS MINIMUM ANNUAL FEE PAYABLE TO WCM DOES NOT INCREASE THE ADVISORY FEE PAID BY EACH FUND TO WELLS FARGO BANK. THESE FEES MAY BE PAID BY WELLS FARGO BANK OR DIRECTLY BY THE FUND. IF THE SUB-ADVISORY FEE IS PAID DIRECTLY BY THE FUND, THE COMPENSATION PAID TO WELLS FARGO BANK FOR ADVISORY FEES WILL BE REDUCED ACCORDINGLY.]


     PORTFOLIO MANAGERS.
     ------------------

JACQUELINE A. FLIPPIN
PRINCIPAL
Ms. Flippin will co-manage the Short-Intermediate U.S. Government Income Fund upon inception. She manages taxable fixed income portfolios as a member of the core-plus fixed income team for WCM. Her area of expertise includes both mortgage-backed securities and high yield debt. She has over 10 years of progressive investment experience as both an analyst and fixed income portfolio manager. Prior to joining the firm this year, Ms. Flippin was employed at TIAA/CREF and most recently at McMorgan & Co. She received her MBA from New York University and her BA from Northwestern University.

PAUL C. SINGLE
PRINCIPAL
Mr. Single will manage the Short-Intermediate U.S. Government Income Fund upon inception.

MR. SINGLE manages taxable fixed income portfolios as a member of the core-plus team for WCM. He specializes in asset backed securities, and transportation, media, telecom and cable sectors. Mr. Single's 16 years of experience in fixed income investing includes 10 years at this firm. Previously Mr. Single worked for Benham Capital Management Group where he was a portfolio manager. Mr. Single received his BS from Springfield College and is currently a Chartered Financial Analyst Level II candidate.

MARJORIE H. GRACE, CFA
Ms. Grace will manage the Income Fund and the Intermediate Government Income Fund upon inception. Ms. Grace joins WCM from Norwest Investment Management, Inc. ("NIM"), where she was Director of Taxable Fixed Income Investing. She had been associated with NIM and its affiliates since 1992. She began her 18 years of investment experience as an account executive at Piper, Jaffray & Hopwood. Ms Grace received an MBA from the University of Colordao at Denver, and a B.A. in Mathematics and Computer Science from the University of California at Los Angeles.

WILLIAM T. JACKSON, CFA
Mr. Jackson will manage the Tax-Free Income Fund upon inception. Mr. Jackson joins WCM from NIM, where he was Managing Director of Tax Exempt Fixed Income Investing, and was associated with NIM and its affiliates since 1993. He received his B.A. from Colgate University in upstate New York.

     ADMINISTRATOR.  The Trust has retained Wells Fargo Bank as Administrator on
     -------------
behalf of each Fund. Under the Administration Agreement between Wells Fargo Bank and the Trust, Wells Fargo Bank shall provide as administration services, among other things: (i) general supervision of the Funds' operations, including coordination of the services performed by each Fund's investment Advisor, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the U.S. Securities and Exchange Commission ("SEC") and state securities commissions; and preparation of proxy statements and shareholder reports for each Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Trust's officers and Board of Trustees. Wells Fargo Bank also furnish office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services. The Administrator is entitled to receive a fee of 0.15% of average daily net assets on an annual basis.

     DISTRIBUTOR.  Stephens (the "Distributor"), located at 111 Center Street,
     -----------
Little Rock, Arkansas 72201, serves as the Distributor for the Funds. Each Fund has adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for its Class B and Class C shares. The Plan was adopted by the Trust's Board of Trustees, including a majority of the Trustees who were not "interested persons" (as defined in the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

     Under the Plan and pursuant to the related Distribution Agreement, the Funds may pay Stephens up to 0.75% of the average daily net assets attributable to the Class B and Class C shares of the Funds as compensation for distribution-related services or as reimbursement for distribution-related expenses.

     The actual fee payable to the Distributor is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank and its affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     General.  The Plan will continue in effect from year to year if such
     -------
continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of the Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Plan requires that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such disinterested Trustees.

     Wells Fargo Bank, an interested person (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Trust, acts as a selling agent for the Funds' shares pursuant to selling agreements with Stephens authorized under the Plan. As a selling agent, Wells Fargo Bank has an indirect financial interest in the operation of the Plans. The Board of Trustees has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorize the relationships with selling agents, including Wells Fargo Bank, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. These relationships and distribution channels are believed by the Board to provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management.

     SHAREHOLDER SERVICING AGENT.  The Funds have approved a Servicing Plan for
     ---------------------------
the Class A, Class B and Class C shares of the Funds, as applicable, and have entered into related shareholder servicing agreements with financial institutions, including Wells Fargo Bank. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the

Trust or a shareholder may reasonably request. For providing shareholder services, a Servicing Agent is entitled to a fee from the applicable Fund, on an annualized basis, of 0.25% of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The Servicing Plan and related forms of shareholder servicing agreements were approved by the Trust's Board of Trustees and provide that a Fund shall not be obligated to make any payments under such Plans or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

     General.  The Servicing Plan will continue in effect from year to year if
     -------
such continuance is approved by a majority vote of the Trustees of the Trust, including a majority of the Trustees who are not "interested periods" (as defined in the 1940 Act) of the Funds ("Non-Interested Trustees"). Any form of Servicing Agreement related to the Servicing Plan also must be approved by such vote of the Trustees and Non-Interested Trustees. Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Trustees, including a majority of the Non-Interested Trustees. No material amendment to the Servicing Plan or related Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Servicing Plan requires that the Administrator shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Servicing Plan.

     CUSTODIAN.  Norwest Bank Minnesota, N.A. ("Norwest Bank") acts as Custodian
     ---------
for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund, and pays all expenses of each Fund. For its services as Custodian, Norwest Bank is entitled to receive a fee of 0.02% of the average daily net assets of each Fund.

     FUND ACCOUNTANT.  Forum Financial Services, Inc. acts as Fund Accountant
     ---------------
for the Funds. The Fund Accountant, among other things, computes net asset values on a daily basis and performance calculations on a regular basis and as requested by the Funds. For providing such services, Forum is entitled to receive a fee of [___.]

     TRANSFER AND DIVIDEND DISBURSING AGENT.  State Street Bank, acting through
     --------------------------------------
its affiliate Boston Financial Data Services ("BFDS"), acts as Transfer and Dividend Disbursing Agent for the Funds. For providing such services, BFDS is entitled to receive a per-account fee of [0.04% OF THE AVERAGE DAILY NET ASSETS OF EACH SUCH ACCOUNT ON AN ANNUAL BASIS].

                           PERFORMANCE CALCULATIONS

     The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for a Fund or Class of shares in a Fund may be useful in reviewing the performance of such Fund or Class of shares and for providing a basis for comparison with investment alternatives. The performance of a Fund and the performance of a Class of shares in a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Funds.

     AVERAGE ANNUAL TOTAL RETURN:  The Funds may advertise certain total return
     ---------------------------
information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ERV.

     CUMULATIVE TOTAL RETURN.  In addition to the above performance information,
     -----------------------
each Fund may also advertise the cumulative total return of the Fund.
Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Fund, assuming all Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

     YIELD CALCULATIONS:  The Funds may, from time to time, include their yields
     ------------------
and effective yields in advertisements or reports to shareholders or prospective investors. Quotations of yield for the Funds are based on the investment income per share earned during a particular seven-day or thirty-day period, less expenses accrued during a period ("net investment income") and are computed by dividing net investment income by the offering price per share on the last date of the period, according to the following formula:

                         YIELD = 2[(a - b + 1)/6/- 1]
                                    -----
                                      Cd

     where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares of each class outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share each class of shares on the last day of the period.

     EFFECTIVE YIELD:  Effective yields for the Funds are based on the change in
     ---------------
the value of a hypothetical investment (exclusive of capital changes) over a particular thirty-day period, less a pro-rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized multiplying by 365/30, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Funds assumes that all dividends received during the period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

         Effective Thirty-Day Yield = [Base Period Return +1)365/30]-1

     Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future. In connection with communicating its yields or total return to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     The yields for each class of shares will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields since they are based on historical data. Yield is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to a Fund or to a particular class of a Fund.

     In addition, investors should recognize that changes in the net asset values of shares of each class of a Fund will affect the yield of the respective class of shares for any specified period, and such changes should be considered together with such class' yield in ascertaining such class' total return to shareholders for the period. Yield information for each class of shares may be useful in reviewing the performance of the class of shares and for providing a basis for comparison with investment alternatives. The yield of each class of shares, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

     From time to time and only to the extent the comparison is appropriate for a Fund or a Class of shares, the Trust may quote the performance or price-earning ratio of a Fund or a Class of in advertising and other types of literature as compared with the performance of the S&P Index, the Dow Jones Industrial Average, the Lehman Brothers 20+ Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, Donoghue's Money Fund Averages, Real Estate Investment Averages (as reported by the National Association of Real Estate Investment Trusts), Gold Investment Averages (provided by the World Gold Council), Bank Averages (which is calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts), average annualized certificate of deposit rates (from the Federal Reserve G-13 Statistical Releases or the Bank Rate Monitor), the Salomon One Year Treasury Benchmark Index, the Consumer Price Index (as published by the U.S. Bureau of Labor Statistics), other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities (including data provided by Ibbotson Associates), or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The performance of a Fund or a class also may be compared to that of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Bloomberg Financial Markets or Morningstar, Inc., independent services which monitor the performance of mutual funds. The Funds' performance will be calculated by relating net asset value per share of each class at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions paid, at the end of the period. The Funds' comparative performance will be based on a comparison of yields, as described above, or total return, as reported by Lipper, Survey Publications, Donoghue or Morningstar, Inc.

     Any such comparisons may be useful to investors who wish to compare past performance of the Funds or a class of shares with the performance of a Fund's competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Trust Institute may also be used.

     The Trust also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for each class of shares of a Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in each class of shares of a Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of each class of shares of a Fund or the general economic, business, investment, or financial environment in which a Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of each class of shares of a Fund or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in each class of shares of the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the historical performance or current or potential value of each class of shares of a Fund with respect to the particular industry or sector.

     The Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Trust also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as Standard Poor's Corporation. Such rating would assess the creditworthiness of the investments held by a Fund. The assigned rating would not be a recommendation to purchase, sell or hold a Fund's shares since the rating would not comment on the market price of a Fund's shares or the suitability of a Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to a Fund or its investments. The Trust may compare the performance of each class of shares of a Fund with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare each class' past performance with other rated investments.

     From time to time, a Fund may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Wells Fargo Funds Trust, provides various services to its customers that are also shareholders of the Funds. These services may include access to Wells Fargo Funds Trust's account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Wells Fargo Funds Trust account statements."

     The Trust also may disclose, in advertising and other types of literature, information and statements that Wells Capital Management, Inc. (formerly, Wells Fargo Investment Management) a subsidiary of Wells Fargo Bank, is listed in the top 100 by Institutional Investor magazine in its July 1997 survey "America's Top 300 Money Managers." This survey ranks money managers in several asset categories. The Trust also may disclose in advertising and other types of sales literature the assets and categories of assets under management by the Trust's investment Advisor and the total amount of assets and mutual fund assets managed by Wells Fargo Bank. As of August 1, 1998, Wells Fargo Bank and its affiliates provided investment advisory services for approximately $63 billion of assets of individuals, trusts, estates and institutions and $32 billion of mutual fund assets.

     The Trust may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                       DETERMINATION OF NET ASSET VALUE

     Net asset value per share for each class of the Funds is determined as of the close of regular trading (currently 1:00 p.m., Pacific time/3:00 p.m. Central time) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Funds' shares.

     Securities of a Fund for which market quotations are available are valued at latest prices. Any security for which the primary market is an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the latest bid price quoted on such day. In the case of other Fund securities, including U.S. Government securities but excluding money market instruments and debt securities maturing in 60 days or less, the valuations are based on latest quoted bid prices. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service approved by the Trust's Board of Trustees. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of a Fund for which current market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Board of Trustees and in accordance with procedures adopted by the Trustees.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Funds may be purchased on any day the Funds are open for business. Each Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

     Payment for shares may, in the discretion of the advisor, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectus.

                            PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, Wells Fargo Bank is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Trust to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Fund may purchase securities from underwriting syndicates of which Stephens or Wells Fargo Bank is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board of Trustees.

     Wells Fargo Bank, as Investment Advisor to the Funds, may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Advisory Contracts, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for a Fund may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Funds.

     Portfolio Turnover.  The portfolio turnover rate is not a limiting factor
     ------------------
when Wells Fargo Bank deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the

Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences. Portfolio turnover rate is not a limiting factor when Wells Fargo Bank deems portfolio changes appropriate.

                                 FUND EXPENSES

     From time to time, Wells Fargo Bank and Stephens may waive fees from the Funds in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

     Except for the expenses borne by Wells Fargo Bank and Stephens, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Stephens or Wells Fargo Bank or any of their affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing Prospectuses (except the expense of printing and mailing Prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the net asset value per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to the Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board of Trustees deems equitable.

                             FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectuses of each Fund describe generally the tax treatment of distributions by the Funds. This section of the SAI includes additional information concerning federal income taxes.

     General.  The Trust intends to qualify each Fund as a regulated investment
     -------
company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interest of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will be applied to each Fund, rather than to the Trust as a whole. In addition, net capital gains, net investment income, and operating expenses will be determined separately for each Fund. As a regulated investment company, each Fund will not be taxed on its net investment income and capital gains distributed to its shareholders.

    Qualification as a regulated investment company under the Code requires, among other things, that each Fund (a) derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited with respect to any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

     The Funds also must distribute or be deemed to distribute to their shareholders at least 90% of their net investment income (which, for this purpose, includes net short-term capital gains) earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. Furthermore, distributions declared in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 of the first taxable year. The Funds intend to pay out substantially all of their net investment income and net realized capital gains (if any) for each year.

     Excise Tax.  A 4% nondeductible excise tax will be imposed on each Fund
     ----------
(other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

     Taxation of Fund Investments.  Except as provided herein, gains and losses
     ----------------------------
on the sale of portfolio securities by a Fund will generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.

     Gains recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by a Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Fund held the debt obligation.

     If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some realized capital losses may be deferred if they result from a position which is part of a "straddle," discussed below. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, such Fund will subtract the premium received from its cost basis in the securities purchased.

     The amount of any gain or loss realized by a Fund on closing out a regulated futures contract will generally result in a realized capital gain or loss for federal income tax purposes. Regulated futures contracts held at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes pursuant to Section 1256 of the Code. In this regard, they will be deemed to have been sold at market value. Sixty percent (60%) of any net gain or loss recognized on these deemed sales, and sixty percent (60%) of any net realized gain or loss from any actual sales, will generally be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the "mark-to-market" rule and the "60%/40%" rule.

     Under Section 988 of the Code, a Fund generally will recognize ordinary income or loss to the extent that gain or loss realized on the disposition of portfolio securities is attributable to changes in foreign currency exchange rates. In addition, gain or loss realized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, will generally be treated as ordinary income or loss. The Funds will attempt to monitor Section 988 transactions, where applicable, to avoid adverse Federal income tax impact.

     Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund were treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forwards, or options comprising a part of such straddles were governed by Section 1256 of the Code. The Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

     If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract.

     Income and dividends received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

     Capital Gain Distributions. Distributions which are designated by a Fund as
     --------------------------
capital gain distributions will be taxed to shareholders as long-term term capital gain (to the extent such dividends do exceed the Fund's actual net capital gains for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Disposition of Fund Shares.  A disposition of Fund shares pursuant to a
     --------------------------
redemption (including a redemption in-kind) or an exchange will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to be received in the case of an exchange) and the cost of the shares.

     If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

     If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as a long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

     Federal Income Tax Rates.  As of the printing of this SAI, the maximum
     ------------------------
individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

     Backup Withholding.  The Trustees may be required to withhold, subject to
     ------------------
certain exemptions, at a rate of 31% ("backup withholding") on dividends, capital gain distributions, and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, if the shareholder fails to certify that the Taxpayer Identification Number ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or if the IRS notifies the Trust that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Trust could also subject the investor to penalties imposed by the IRS.

     Corporate Shareholders. Corporate shareholders of the Funds may be eligible
     ----------------------
for the dividends-received deduction on dividends distributed out of a Fund's net investment income attributable to dividends received from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. A distribution by a Fund attributable to dividends of a domestic corporation will only qualify for the dividends-received deduction if (i) the corporate shareholder generally holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund generally holds the shares of the domestic corporation producing the dividend income for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income.

     Foreign Shareholders.  Under the Code, distributions of net investment
     --------------------
income by the Funds to a nonresident alien individual, foreign trust (i.e., trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (a

"foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. persons will apply. Distributions of net long-term capital gains are generally not subject to tax withholding.

     New Regulations.  On October 6, 1997, the Treasury Department issued new
     ---------------
regulations (the "New Regulations") which make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations will generally be effective for payments made after December 31, 1999, subject to certain transition rules. Among other things, the New Regulations will permit the Funds to estimate the portion of their distributions qualifying as capital gain distributions for purposes of determining the portion of such distributions paid to foreign shareholders that will be subject to U.S. income tax withholding. Prospective investors are urged to consult their own tax advisors regarding the New Regulations.

     Tax-Deferred Plan.  The shares of the Funds are available for a variety of
     -----------------
tax-deferred retirement and other plans, including Individual Retirement Accounts ("IRA"), Simplified Employee Pension Plans ("SEP-IRA"), Savings Incentive Match Plans for Employees ("SIMPLE plans"), Roth IRAs, and Education IRAs, which permit investors to defer some of their income from taxes. Investors should contact their selling agents for details concerning retirement plans.

     Additional Considerations for the Tax-Free Income Fund. If at least 50% of
     ------------------------------------------------------
the value of a regulated investment company's total assets at the close of each quarter of its taxable years consists of obligations the interest on which is exempt from federal income tax, it will qualify under the Code to pay "exempt-interest dividends." The Tax-Free Income Fund intends to so qualify and is designed to provide investors with a high level of income exempt from federal income tax.

     The portion of total dividends paid by the Tax-Free Income Fund with respect to any taxable year that constitutes exempt-interest dividends will be the same for all shareholders receiving dividends during such year. Distributions of capital gains or from net investment income not attributable to interest on the Fund's tax-exempt obligations will not constitute exempt-interest dividends and will be taxable to its shareholders. The exemption of interest income derived from investments in tax-exempt obligations for federal income tax purposes may not result in a similar exemption under the laws of a particular state or local taxing authority.

     Not later than 60 days after the close of its taxable year, the Tax-Free Income Fund will notify its shareholders of the portion of the dividends paid with respect to such taxable year which constitutes exempt-interest dividends. The aggregate amount of dividends so designated cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Interest on indebtedness incurred to purchase or carry shares of the Tax-Exempt Income Fund will not be deductible to the extent that the Fund's distributions are exempt from federal income tax.

     In addition, the federal alternative minimum tax ("AMT") rules ensure that at least a minimum amount of tax is paid by taxpayers who obtain significant benefit from certain tax deductions and exemptions. Some of these deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating AMT. Among the tax preference items is tax-exempt interest from "private activity bonds" issued after August 7, 1986. To the extent that the Tax-Free Income Fund invests in private activity bonds, its shareholders who pay AMT will be required to report that portion of Fund dividends attributable to income from the bonds as a tax preference item in determining their AMT. Shareholders will be notified of the tax status of distributions made by the Tax-Free Income Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in the Tax-Free Income Fund. Furthermore, shareholders will not be permitted to deduct any of their share of the Tax-Free Income Fund's expenses in computing their AMT. With respect to a corporate shareholder of the Tax-Free Income Fund, exempt-interest dividends paid by the Fund is included in the corporate shareholder's "adjusted current earnings" as part of its AMT calculation, and may also affect its federal "environmental tax" liability. As of the printing of this SAI, individuals are subject to an AMT at a maximum rate of 28% and corporations at a maximum rate of 20%. Shareholders with questions or concerns about AMT should consult their own tax advisors.

     Shares of the Tax-Free Income Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under
Section 401 of the Code, H.R. 10 plans and IRAs since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the exempt status of dividends from the Fund. Such dividends may ultimately be taxable to the beneficiaries when distributed to them.

     Other Matters. Investors should be aware that the investments to be made by
     -------------
the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds will seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

     The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the Federal tax considerations generally affecting investments in the Funds. Each investor is urged to consult his or her tax advisor regarding specific questions as to federal, state, local or foreign taxes.

                                 CAPITAL STOCK

     The Funds are four of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware business trust on March 10, 1999.

     Most of the Trust's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each class of shares in a fund represents an equal, proportionate interest in a fund with other shares of the same class. Shareholders of each class bear their pro rata portion of the fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Shareholder Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

     With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract, since it affects only one Fund, is a matter to be determined separately by Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

     As used in the Prospectus and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a Class of shares of a Fund, means the vote of the lesser of (i) 67% of the shares of the Class represented at a meeting if the holders of more than 50% of the outstanding shares of the Class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or
(ii) more than 50% of the Trust's outstanding shares.

     Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

     Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund or portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Set forth below, as of May 25, 1999, is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of a Fund or 5% or more of the voting securities as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

                        5% OWNERSHIP AS OF MAY 25, 1999
                        -------------------------------

                                                          TYPE OF         PERCENTAGE      PERCENTAGE
     FUND                 NAME AND ADDRESS               OWNERSHIP         OF CLASS      OF PORTFOLIO
---------------  ----------------------------------  -----------------  ---------------  -------------
INCOME

   Class A               Stephens Inc.                       Record              100%
                         111 Center Street
                         Little Rock, AR  72201

   Class B               Stephens Inc.                       Record              100%
                         111 Center Street
                         Little Rock, AR  72201

   Institutional         Stephens Inc.                       Record              100%
   Class                 111 Center Street
                         Little Rock, AR  72201

INTERMEDIATE
GOVERNMENT
INCOME

   Class A               Stephens Inc.                       Record              100%
                         111 Center Street
                         Little Rock, AR  72201

   Class B               Stephens Inc.                       Record              100%
                         111 Center Street
                         Little Rock, AR  72201

   Class C               Stephens Inc.                       Record              100%
                         111 Center Street
                         Little Rock, AR  72201

   Institutional         Stephens Inc.                       Record              100%
   Class                 111 Center Street
                         Little Rock, AR  72201

SHORT-INTERMEDIATE
U.S. GOVERNMENT
INCOME

   Class A
                         Stephens Inc.                       Record              100%
                         111 Center Street
                         Little Rock, AR  72201

   Class B               Stephens Inc.                       Record              100%
                         111 Center Street
                         Little Rock, AR  72201

   Institutional         Stephens Inc.                       Record              100%
   Class                 111 Center Street
                         Little Rock, AR  72201

TAX-FREE INCOME

   Class A
                         Stephens Inc.                       Record              100%
                         111 Center Street
                         Little Rock, AR  72201

   Class B               Stephens Inc.                       Record              100%
                         111 Center Street
                         Little Rock, AR  72201

 Class C                 Stephens Inc.                    Record              100%
                         111 Center Street
                         Little Rock, AR  72201

 Institutional           Stephens Inc.                    Record              100%
 Class                   111 Center Street
                         Little Rock, AR  72201

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                     OTHER

     The Trust's Registration Statement, including the Prospectus and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    COUNSEL

     Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectus.

                             INDEPENDENT AUDITORS

     KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                                   APPENDIX

     The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds, municipal notes, and corporate and municipal commercial paper.

     Corporate Bonds

     Moody's: The four highest ratings for corporate bonds are "Aaa," "Aa," "A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's also applies numerical modifiers in its rating system: 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

     S&P: The four highest ratings for corporate and municipal bonds are "AAA," "AA," "A" and "BBB." Bonds rated "AAA" have the "highest rating" assigned by S&P and have "an extremely strong capacity" to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity" to pay interest and repay principal and "differ from the highest rated obligations only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having "adequate protection parameters" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

     Commercial Paper

    Moody's: The highest rating for commercial paper is "P-1" (Prime-1). Issuers rated "P-1" have a "superior ability for repayment of senior short-term debt obligations." Issuers rated "P-2" (Prime-2) "have a strong capacity for repayment of senior short-term debt obligations," but earnings trends, while sound, will be subject to more variation.

     S&P: The "A-1" rating for commercial paper is rated "in the highest category" by S&P and "the obligor's capacity to meet its financial commitment on the obligation is strong." The "A-1+" rating indicates that said capacity is "extremely strong." The A-2 rating indicates that said capacity is "satisfactory," but that corporate and municipal commercial paper rated "A-2" is "more susceptible" to the adverse effects of changes in economic conditions or other circumstances than commercial paper rated in higher rating categories.

                            WELLS FARGO FUNDS TRUST
                     FILE NOS. 333-_________; 811-________

                                    PART C
                               OTHER INFORMATION

Item 23.  Exhibits.
          ---------

     Exhibit
     Number                  Description
     ------                  -----------

     1         -  Form of Declaration of Trust, to be added by amendment.

     2         -  Form of By-Laws, to be added by amendment.

     3         -  Not applicable

     4(a)      -  Form of Investment Advisory Contract with Wells Fargo Bank,
                  N.A., to be added by amendment

     (b)(i)    -  Form of Sub-Advisory Contract with Wells Capital Management,
                  Inc., to be added by amendment.

     (ii)      -  Form of Sub-Advisory Contract with Barclays Global Fund
                  Advisors, to be added by amendment.

     5(a)      -  Form of Distribution Agreement, to be added by amendment.

     (b)       -  Form of Selling Agreement, to be added by amendment.

     6         -  Not applicable.

     7         -  Form of Custody Agreement with Norwest Bank Minnesota, N.A., to be added by amendment.

     8(a)      -  Form of Administration Agreement with Wells Fargo Bank, N.A., to be added by amendment.

     (b)       -  Form of Agency Agreement with State Street Bank, to be added by amendment.

     (c)       -  Form of Shareholder Servicing Plan, to be added by amendment.

     (d)       -  Form of Shareholder Servicing Agreement, to be added by amendment.

     9         -  Form of Legal Opinion.

     10        -  Not applicable.

     11        -  Not applicable.

     12        -  Not applicable.

     13        -  Form of Rule 12b-1 Plan, to be added by amendment.

     14        -  Not applicable.

     15        -  Form of Rule 18f-3 Plan, to be added by amendment.


Item 24.  Persons Controlled by or Under Common Control with the Fund.
          -----------------------------------------------------------

          No person is controlled by or under common control with Registrant.


Item 25.  Indemnification.
          ---------------

          Article V of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's trustees, officers, employees, agents and holders of beneficial interests in the Trust and its four Funds. In addition, the Trustees are empowered under Section 3.9 of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.


Item 26.  Business and Other Connections of Investment Adviser.
          ----------------------------------------------------

          Wells Fargo Bank, N.A. ("Wells Fargo Bank"), a wholly owned subsidiary of Wells Fargo & Company, serves as investment adviser to all of the Registrant's investment portfolios, and to certain other registered open-end management investment companies. Wells Fargo Bank's business is that of a national banking association with respect to which it conducts a variety of commercial banking and trust activities.

          To the knowledge of Registrant, none of the directors or executive officers of Wells Fargo Bank, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain executive officers also hold various positions with and engage in business for Wells Fargo & Company. Set forth below are the names and principal businesses of the directors and executive officers of Wells Fargo Bank who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity of director, officer, employee, partner or trustee. All the directors of Wells Fargo Bank also serve as directors of Wells Fargo & Company.

Name and Position        Principal Business(es) and Address(es)
at Wells Fargo Bank      During at Least the Last Two Fiscal Years
-------------------      -----------------------------------------

H. Jesse Arnelle         Senior Partner of Arnelle, Hastie, McKee, Willis &
Director                 Greene
                         455 Market Street
                         San Francisco, CA 94105

                         Director of FPL Group, Inc.
                         700 Universe Blvd.
                         P.O. Box 14000
                         North Palm Beach, FL 33408

Name and Position        Principal Business(es) and Address(es)
at Wells Fargo Bank      During at Least the Last Two Fiscal Years
-------------------      -----------------------------------------

Michael R. Bowlin        Chairman of the Board, Chief Executive Officer,
                         Chief Operating
                         Officer and President of Atlantic Richfield Co. (ARCO)
                         Highway 150
                         Santa Paula, CA  93060

Edward Carson            Chairman of the Board and Chief Executive Officer of
                         First Interstate Bancorp
                         633 West Fifth Street
                         Los Angeles, CA  90071

                         Director of Aztar Corporation
                         2390 East Camelback Road   Suite 400
                         Phoenix, AZ  85016

                         Director of Castle & Cook, Inc.
                         10900 Wilshire Blvd.
                         Los Angeles, CA  90024

William S. Davila        President and Director of The Vons Companies, Inc.
Director                 618 Michillinda Avenue
                         Arcadia, CA  91007

                         Officer of Western Association of Food Chains 825 Colorado Blvd. #203
                         Los Angeles, CA 90041

Rayburn S. Dezember      Director of CalMat Co.
Director                 3200 San Fernando Road
                         Los Angeles, CA  90065

                         Director of Tejon Ranch Co.
                         P.O. Box 1000
                         Lebec, CA  93243

                         Director of Turner Casting Corp.
                         P.O. Box 1099
                         Cudahy, CA 90201


                         Director of The Bakersfield Californian
                         P.O. Box 440
                         1707  I  Street
                         Bakersfield, CA 93302

Name and Position        Principal Business(es) and Address(es)
at Wells Fargo Bank      During at Least the Last Two Fiscal Years
-------------------      -----------------------------------------

                         Director of Kern County Economic Development Corp. P.O. Box 1229
                         2700 M Street, Suite 225
                         Bakersfield, CA 93301

                         Chairman of the Board of Trustees of Whittier College 13406 East Philadelphia Avenue
                         P.O. Box 634
                         Whittier, CA 90608

Paul Hazen               Chairman of the Board of Directors
Chairman of the          and Chief Executive Officer of
Board of Directors       Wells Fargo & Company
                         420 Montgomery Street
                         San Francisco, CA  94105

                         Director of Pacific Telesis Group
                         130 Kearny Street
                         San Francisco, CA  94108

                         Director of Phelps Dodge Corp.
                         2600 North Central Avenue
                         Phoenix, AZ 85004

                         Director of Safeway Inc.
                         Fourth and Jackson Streets
                         Oakland, CA  94660

Robert K. Jaedicke       Accounting Professor and Dean Emeritus of
Director                 Graduate School of Business, Stanford University
                         Stanford, CA  94305

                         Director of Homestake Mining Co.
                         650 California Street
                         San Francisco, CA 94108

                         Director of California Water Service Company
                         1720 North First Street
                         San Jose, CA 95112

                         Director of Boise Cascade Corp.
                         1111 West Jefferson Street
                         P.O. Box 50
                         Boise, ID  83728

                         Director of Enron Corp.
                         1400 Smith Street
                         Houston, TX  77002
                         Director of GenCorp, Inc.
                         175 Ghent Road
                         Fairlawn, OH  44333

Name and Position        Principal Business(es) and Address(es)
at Wells Fargo Bank      During at Least the Last Two Fiscal Years
-------------------      -----------------------------------------

Thomas L. Lee            Chairman and Chief Executive Officer
                         of The Newhall Land and Farming Company
                         10302 Avenue 7 1-2
                         Firebaugh, CA  93622

                         Director of Calmat Co.
                         501 El Charro Rod
                         Pleasanton, CA  94588

                         Director of the Los Angeles Area Chamber of Commerce

                         Director of First Interstate Bancorp
                         633 West Fifth Street
                         Los Angeles, CA  90071

Ellen M. Newman          President of Ellen Newman Associates
Director                 323 Geary Street,  Suite 507
                         San Francisco, CA 94102

                         Chair of Board of Trustees of
                         University of California at San Francisco Foundation 250 Executive Park Blvd., Suite 2000
                         San Francisco, CA  94143

                         Director of American Conservatory Theater
                         30 Grant Avenue
                         San Francisco, CA 94108

                         Director of California Chamber of Commerce
                         1201 K Street, 12th Floor
                         Sacramento, CA 95814

Philip J. Quigley        Chairman, Chief Executive Officer and
Director                 Director of Pacific Telesis Group
                         130 Kearney Street, Rm. 3700
                         San Francisco, CA 94108

                         Director of Varian Associates
                         3050 Hansen Way
                         P.O. Box 10800
                         Palo Alto, CA 94303

Carl E. Reichardt        Director of Ford Motor Company
Director                 The American Road
                         Dearborn, MI  48121

                         Director of Hospital Corporation of America,
                         HCA-Hospital Corp. of America
                         One Park Plaza
                         Nashville, TN  37203

Name and Position        Principal Business(es) and Address(es)
at Wells Fargo Bank      During at Least the Last Two Fiscal Years
-------------------      -----------------------------------------

                         Director of Pacific Gas and Electric Company
                         77 Beale Street
                         San Francisco, CA 94105

                         Director of Newhall Management Corporation
                         23823 Valencia Blvd.
                         Valencia, CA 91355

Donald B. Rice           President, Chief Operating Officer and Director of
Director                 Teledyne, Inc.
                         2049 Century Park East
                         Los Angeles, CA  90067

                         Director of Vulcan Materials Company
                         One Metroplex Drive
                         Birmingham, AL  35209

                         Retired Secretary of the Air Force

Richard J. Stegemeier    Chairman (Emeritus) of Unocal Corp
                         44141 Yucca Avenue
                         Lancaster,  CA  93534

                         Director of Foundation Health Corporation
                         166 4th
                         Fort Irwin,  CA  92310

                         Director of Halliburton Company
                         3600 Lincoln Plaza
                         500 North Alcard Street
                         Dallas,  TX  75201

                         Director of Northrop Grumman corp.
                         1840 Century Park East
                         Los Angeles,  CA 90067

                         Director of Outboard Marine Corporation
                         100 Seahorse Drive
                         Waukegan,  IL 60085

                         Director of Pacific Enterprises
                         555 West Fifth Street    Suite 2900
                         Los Angeles,  CA  90031

                         Director of First Interstate Bancorp
                         633 West Fifth Street
                         Los Angeles,  CA  90071

Name and Position        Principal Business(es) and Address(es)
at Wells Fargo Bank      During at Least the Last Two Fiscal Years
-------------------      -----------------------------------------

Susan G. Swenson         President and Chief Executive Officer of Cellular One
Director                 651 Gateway Blvd.
                         San Francisco, CA 94080

David M. Tellep          Chairman of the Board of Directors and
                         Chief Executive Officer of Lockheed Martin Corp.
                         6801 Rockledge Drive
                         Bethesda, MD  20817

                         Director of Edison International and
                         Southern California Edison Company
                         2244 Walnut Grove Ave.
                         Rosemead, CA  91770

                         Director of First Interstate Bancorp
                         633 West Fifth Street
                         Los Angeles, CA  90071

Chang-Lin Tien           Chancellor of University of California at Berkeley
Director                 UC at Berkeley
                         Berkeley, CA 94720

John A. Young            President, Director and Chief Executive Officer of
Director                 Hewlett-Packard Company
                         3000 Hanover Street
                         Palo Alto, CA  94304

                         Director of Chevron Corporation
                         225 Bush Street
                         San Francisco, CA  94104

William F. Zuendt        President and Chief Operating Officer of
President                Wells Fargo & Company
                         420 Montgomery Street
                         San Francisco, CA  94105

                         Director of 3Com Corp.
                         5400 Bayfront Plaza
                         P.O. Box 58145
                         Santa Clara, CA  95052

                         Director of MasterCard International
                         888 Seventh Avenue
                         New York, NY 10106

                         Trustee of Golden Gate University
                         536 Mission Street
                         San Francisco, CA 94163

          Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI", formerly, Wells Fargo Institutional Trust Company), serves as sub-adviser to the Asset Allocation and U.S. Government Allocation Funds of the Trust and as adviser or sub-adviser to certain other open-end management investment companies.

          The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business of the former sub-adviser to the Asset Allocation and U.S. Government Allocation Funds, Wells Fargo Nikko Investment Advisors ("WFNIA") and, in some cases, the service business of BGI. With the exception of Irving Cohen, each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position        Principal Business(es) During at
at BGFA                  Least the Last Two Fiscal Years
-------                  -------------------------------

Frederick L.A. Grauer    Director of BGFA and Co-Chairman and Director of BGI
Director                 45 Fremont Street, San Francisco, CA 94105

Patricia Dunn            Director of BGFA and C-Chairman and Director of BGI
Director                 45 Fremont Street, San Francisco, CA 94105

Lawrence G. Tint         Chairman of the Board of Directors of BGFA
Chairman and Director    and Chief Executive Officer of BGI
                         45 Fremont Street, San Francisco, CA  94105

Geoffrey Fletcher        Chief Financial Officer of BGFA and BGI since May 1997
Chief Financial Officer  45 Fremont Street, San Francisco, CA 94105
                         Managing Director and Principal Accounting Officer at
                         Bankers Trust Company from 1988 - 1997
                         505 Market Street, San Francisco, CA  94105

Item 27.  Principal Underwriters.
          ----------------------

               (a) Stephens Inc. ("Stephens"), distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for MasterWorks Funds Inc., Stagecoach Funds, Inc. and Stagecoach Trust, Nations Fund, Inc., Nations Fund Trust, Nations Fund Portfolios, Inc., Nations LifeGoal Funds, Inc. and Nations Institutional Reserves, and Wells Fargo Variable Trust, Wells Fargo Core Trust and Wells Fargo Funds Trust and is the exclusive placement agent for Master Investment Portfolio, all of which are registered open-end management investment companies.

               (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D thereto, filed by Stephens with the Securities and Exchange Commission pursuant to the Investment Advisors Act of 1940 (file No. 501-15510).

               (c)  Not applicable.

Item 28.  Location of Accounts and Records.
          --------------------------------

          (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201.

          (b) Wells Fargo Bank maintains all Records relating to its services as investment adviser, administrator and custodian and transfer and dividend disbursing agent at 525 Market Street, San Francisco, California 94105.

          (c) BGFA and BGI maintain all Records relating to their services as sub-adviser and custodian, respectively, to the Asset Allocation and U.S. Government Allocation Funds at 45 Fremont Street, San Francisco, California 94105.

          (d) Stephens maintains all Records relating to its services as sponsor, co- administrator and distributor at 111 Center Street, Little Rock, Arkansas 72201.

Item 29.  Management Services.
          -------------------

          Other than as set forth under the captions "Organization and Management of the Funds"" in the Prospectus constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.  Undertakings.
          -------------

          (a)  Not applicable.

          (b)  Not applicable.

          (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of its most current annual report to shareholders, upon request and without charge.

          (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions set forth above in response to Item 27, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          (e) Registrant undertakes to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a trustee or trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by
               Section 16(c) of the Investment Company Act of 1940.

                                  SIGNATURES
                                  ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Little Rock, State of Arkansas on the 11th day of March, 1999.

                              WELLS FARGO FUNDS TRUST


                              By /s/ Richard H. Blank, Jr.
                                 --------------------------------
                                 Richard H. Blank, Jr.
                                 Secretary and Treasurer
                                 (Principal Financial Officer)

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

     Signature                          Title                         Date
     ---------                          -----                         ----

               *                        Trustee
     -----------------------
     Marco E. Adelfio

               *                        Trustee
     -----------------------
     Janis E. Fonda

               *                        Trustee
     -----------------------
     Eileen M. Smiley

     /s/Richard H. Blank, Jr.           Secretary and Treasurer       3/11/99
     -----------------------
     Richard H. Blank, Jr.              (Principal Financial Officer)



*By  /s/Richard H. Blank, Jr.
     ---------------------------
     Richard H. Blank, Jr.
     As Attorney-in-Fact
     March 11, 1999

                            WELLS FARGO FUNDS TRUST
                        FILE NOS. 311-_____; 811-_____
                                 EXHIBIT INDEX



EXHIBIT NUMBER      DESCRIPTION

EX-99.B9            Form of Opinion Letter









                                       1